UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08234

TIFF Investment Program
(Exact name of Registrant as specified in charter)

170 N. Radnor Chester Road, Suite 300 Radnor, PA		19087
(Address of chief executive offices)		(Zip code)

Richard J. Flannery

President and Chief Executive Officer

TIFF Investment Program

170 N. Radnor Chester Road, Suite 300

Radnor, PA 19087

with a copy to:

Kristin H. Ives, Esq.

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610.684.8000

Date of fiscal year end:	12/31/19

Date of reporting period:	01/01/19 – 06/30/19

Item 1. Reports to Stockholders.

(Semi-Annual Report for the period 01/01/2019 through 06/30/2019 is filed herewith)

TIFF Investment Program
2019 Semi-Annual Report	JUNE 30, 2019 (Unaudited)

About TIFF

TIFF, founded in 1991, is a not-for-profit organization that seeks to improve the investment returns of endowed non-profits by making available to them a series of multi-manager investment strategies, plus resources aimed at enhancing fiduciaries’ knowledge of investing.

TIFF Mutual Funds

TIFF Investment Program (TIP) is comprised of no-load mutual funds available primarily to foundations, endowments, other 501(c)(3) organizations, and certain other non-profit organizations meeting specified accreditation requirements. TIP consists of two mutual funds at present: TIFF Multi-Asset Fund (MAF) and TIFF Short-Term Fund (STF). TIFF Advisory Services, Inc. (TIFF) serves as the investment advisor to the funds. MAF operates primarily on a multi-manager basis, and TIFF has responsibility for the time-intensive task of selecting money managers and other vendors for the fund as well as for the all-important task of asset allocation. With respect to STF, TIFF is responsible for the day-to-day management of all of the fund’s assets.

Financial Statements

TIP is pleased to provide this Semi-Annual Report for the period ended June 30, 2019.

For Further Information

As always, we welcome the opportunity to discuss any aspect of TIFF’s services as well as answer any questions about these financial statements. For further information about TIFF, please call us at 610-684-8200 or visit www.tiff.org.

August 26, 2019

Copyright © 2019 • All rights reserved • This report is intended for institutional investors only and may not be reproduced or distributed without written permission from TIFF.

TIFF Multi-Asset Fund	June 30, 2019
Internet Availability of Shareholder Reports

Beginning on January 2, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of TIFF Multi-Asset Fund’s (the “Fund”) annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of these reports from the Fund. Instead, these reports will be made available on the Fund’s website, and you will be notified by e-mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by calling TIFF Member Services at 800-984-0084 or by sending an e-mail request to memberservices@tiff.org.

You may elect to receive all future shareholder reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling TIFF Member Services at 800-984-0084 or by sending an e-mail request to memberservices@tiff.org. Your election to receive reports in paper will apply to all TIP funds that you hold.

Summary Schedule of Investments (Unaudited)

Foreign Common Stocks	38.0%
US Common Stocks	22.0%
Private Investment Funds	13.1%
US Treasury Bills	9.5%
US Treasury Bonds/Notes	8.1%
Exchange-Traded Funds (ETFs)	7.4%
Repurchase Agreement	4.3%
Preferred Stocks	0.2%
Publicly Traded Limited Partnerships	0.1%
Rights	0.0%
Warrants	0.0%
Convertible Bonds	0.0%
Purchased Option Contracts	0.0%
Disputed Claims Receipt	0.0%
Total Investments	102.7%
Securities Sold Short	(6.6)%
Other Assets in Excess of Other Liabilities	3.9%
Net Assets	100.0%

Fund holdings and sector weightings are subject to change and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments for complete holdings information. Current and future holdings are subject to risk. Diversification does not ensure a profit or protect against loss in declining markets.

TIFF Multi-Asset Fund	June 30, 2019
Fund Expenses (Unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including entry and exit fees; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as entry fees or exit fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Including Expenses for Securities Sold Short*			Excluding Expenses for Securities Sold Short*
	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During the Period** 1/1/19 – 6/30/19	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During the Period** 1/1/19 – 6/30/19
1) Actual	$1,000.00	$1,121.50	$5.15	$1,000.00	$1,121.50	$4.21
2) Hypothetical	$1,000.00	$1,019.93	$4.91	$1,000.00	$1,020.83	$4.01

*	Expenses for Securities Sold Short include interest expense and dividends paid on securities sold short and broker fees on securities sold short.
**	Expenses are equal to the fund’s annualized expense ratio of 0.98% (calculated over a six-month period, which may differ from the fund’s actual expense ratio for the full year), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Excluding interest and dividend expense, expenses incurred by the fund were 0.80%. The expense ratios do not include the fees and expenses associated with investments made in acquired funds; such fees and expenses are reflected in the acquired funds’ total return.

TIFF Multi-Asset Fund	June 30, 2019
Financial Highlights

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
For a share outstanding throughout each period
Net asset value, beginning of period	$12.02		$14.53	$14.12	$14.25	$15.31	$16.26
Income (loss) from investment operations
Net investment income (a)	0.08		0.12	0.07	0.10	0.10	0.09
Net realized and unrealized gain (loss) on investments	1.37		(1.63)	2.48	0.51	(0.38)	0.05
Total from investment operations	1.45		(1.51)	2.55	0.61	(0.28)	0.14
Less distributions from
Net investment income	—		(0.25)	(0.75)	(0.04)	(0.20)	(0.11)
Net realized gains	—		(0.67)	(1.41)	(0.30)	(0.50)	(0.99)
Return of capital	—		(0.10)	—	(0.42)	(0.10)	—
Total distributions	—		(1.02)	(2.16)	(0.76)	(0.80)	(1.10)
Entry/exit fee per share (a)	0.01		0.02	0.02	0.02	0.02	0.01
Net asset value, end of period	$13.48		$12.02	$14.53	$14.12	$14.25	$15.31
Total return (b)	12.15	%(c)	(10.27)%	18.24%	4.45%	(1.72)%	1.00%
Ratios/supplemental data
Net assets, end of period (000s)	$2,324,090		$2,498,944	$3,754,026	$4,126,979	$4,837,688	$5,757,318
Ratio of expenses to average net assets (d)	0.98	%(e)	0.78%	0.94%	0.90%	0.85%	1.18%
Ratio of expenses to average net assets, excluding expenses for securities sold short (d)	0.80	%(e)	0.72%	0.93%	0.87%	0.76%	0.85%
Ratio of net investment income to average net assets	1.19	%(e)	0.85%	0.47%	0.70%	0.68%	0.52%
Portfolio turnover	52%		66%	58%	65%	62%	94%
(a)	Calculation based on average shares outstanding.
(b)	Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, it does not reflect the deduction of such fees from a member’s purchase or redemption transaction. Therefore, a member’s total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member.
(c)	Not annualized.
(d)	The expense ratio does not include the fees and expenses associated with investments made in acquired funds; such fees and expenses are reflected in the acquired funds’ total return.
(e)	Annualized.

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2019

	Number of Shares	Value
Investments — 102.7% of net assets
Common Stocks — 60.0%
US Common Stocks — 22.0%
Airlines — 1.2%
American Airlines Group, Inc.	115,205	$3,756,835
Delta Air Lines, Inc.	244,047	13,849,667
Southwest Airlines Co.	15,243	774,040
Spirit Airlines, Inc. (a)	2,152	102,715
United Continental Holdings, Inc. (a)	98,016	8,581,301
		27,064,558
Auto Components — 0.0%
Adient plc	7,190	174,501
Dana, Inc.	1,286	25,643
Lear Corp. (b)	4,209	586,188
		786,332
Automobiles — 0.0%
Ford Motor Co.	22,630	231,505
General Motors Co.	5,471	210,798
Thor Industries, Inc.	1,163	67,977
		510,280
Beverages — 0.4%
Coca-Cola Co. (The)	2,425	123,481
Monster Beverage Corp. (a)	16,537	1,055,557
PepsiCo, Inc.	58,499	7,670,974
		8,850,012
Biotechnology — 0.3%
Alexion Pharmaceuticals, Inc. (a)	2,081	272,569
Alnylam Pharmaceuticals, Inc. (a)	3,045	220,945
Amgen, Inc.	4,445	819,125
Biogen, Inc. (a) (b)	9,227	2,157,919
Celgene Corp. (a) (b)	3,447	318,641
Exelixis, Inc. (a)	71,376	1,525,305
Gilead Sciences, Inc. (b)	19,381	1,309,380
Incyte Corp. (a) (b)	2,879	244,600
Ionis Pharmaceuticals, Inc. (a)	1,038	66,712
Regeneron Pharmaceuticals, Inc. (a)	491	153,683
United Therapeutics Corp. (a) (b)	7,399	577,566
		7,666,445
Building Products — 0.0%
Masco Corp.	17,603	690,742
Owens Corning	668	38,877
		729,619
Capital Markets — 0.1%
Ameriprise Financial, Inc.	5,127	744,235
BlackRock, Inc.	366	171,764
KKR & Co., Inc., Class A	8,833	223,210
Morgan Stanley	8,876	388,857
S&P Global, Inc.	1,339	305,011
Stifel Financial Corp.	1,566	92,488
T. Rowe Price Group, Inc.	503	55,184
		1,980,749

	Number of Shares	Value
Chemicals — 0.2%
Cabot Corp.	1,768	$84,351
Celanese Corp. (b)	5,768	621,790
Corteva, Inc. (a)	1,209	35,750
Dow, Inc. (a)	1,209	59,616
DuPont de Nemours, Inc.	1,209	90,760
Eastman Chemical Co. (b)	2,891	225,007
Huntsman Corp.	2,213	45,234
Ingevity Corp. (a)	277	29,132
LyondellBasell Industries NV, Class A (b)	20,996	1,808,385
Mosaic Co. (The)	5,203	130,231
Scotts Miracle-Gro Co. (The)	1,214	119,579
Sherwin-Williams Co. (The)	895	410,170
		3,660,005
Commercial Banks — 0.2%
Bank OZK	609	18,325
Citizens Financial Group, Inc.	30,313	1,071,868
Huntington Bancshares, Inc.	3,932	54,340
PNC Financial Services Group, Inc. (The)	4,265	585,499
SunTrust Banks, Inc.	2,233	140,344
Wells Fargo & Co. (b)	34,311	1,623,597
		3,493,973
Commercial Services & Supplies — 0.1%
Clean Harbors, Inc. (a)	3,400	241,740
Deluxe Corp.	5,623	228,631
Herman Miller, Inc.	1,868	83,500
HNI Corp.	14,463	511,701
MSA Safety, Inc.	1,571	165,568
Waste Management, Inc. (b)	3,569	411,755
		1,642,895
Communications Equipment — 0.2%
Arista Networks, Inc. (a) (b)	524	136,041
Ciena Corp. (a) (b)	7,584	311,930
Cisco Systems, Inc.	51,315	2,808,470
CommScope Holding Co., Inc. (a)	12,960	203,861
F5 Networks, Inc. (a)	1,620	235,920
Juniper Networks, Inc. (b)	24,026	639,812
QUALCOMM, Inc.	15,199	1,156,188
		5,492,222
Computers & Peripherals — 0.4%
Apple, Inc. (b)	29,091	5,757,691
Dell Technologies, Inc., Class C (a)	236	11,989
Hewlett Packard Enterprise Co.	46,370	693,231
HP, Inc.	51,995	1,080,976
NetApp, Inc.	5,945	366,807
Seagate Technology plc	11,443	539,194
Western Digital Corp.	1,473	70,041
Xerox Corp.	1,132	40,084
		8,560,013
Construction & Engineering — 0.1%
Fluor Corp.	748	25,200
NVR, Inc. (a)	166	559,461

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2019

	Number of Shares	Value
PulteGroup, Inc.	20,996	$663,894
Quanta Services, Inc.	9,966	380,602
Toll Brothers, Inc.	2,700	98,874
		1,728,031
Consumer Finance — 0.2%
Ally Financial, Inc.	20,087	622,496
American Express Co.	6,314	779,400
Capital One Financial Corp. (b)	12,670	1,149,676
Discover Financial Services	8,021	622,349
FirstCash, Inc.	2,340	234,047
Synchrony Financial	51,738	1,793,757
		5,201,725
Containers & Packaging — 0.0%
Sealed Air Corp.	6,330	270,797
WestRock Co.	1,506	54,924
		325,721
Diversified Consumer Services — 0.0%
Sotheby's (a)	2,920	169,740
Weight Watchers International, Inc. (a) (b)	24,952	476,583
		646,323
Diversified Financial Services — 0.4%
AXA Equitable Holdings, Inc.	14,568	304,471
Bank of America Corp.	109,360	3,171,440
Citigroup, Inc.	46,108	3,228,943
CME Group, Inc.	123	23,876
Jefferies Financial Group, Inc.	11,615	223,356
JPMorgan Chase & Co. (b)	17,387	1,943,867
Moody's Corp. (b)	1,193	233,005
Tortoise Acquisition Corp. - Unit (a)	128,669	1,286,690
Washington Mutual, Inc. (a) (c) (d)	33,600	—
		10,415,648
Diversified Telecommunication Services — 0.1%
AT&T, Inc.	9,776	327,594
CenturyLink, Inc.	10,674	125,526
Verizon Communications, Inc.	33,949	1,939,506
		2,392,626
Electric Utilities — 0.1%
American Electric Power Co., Inc.	315	27,723
Exelon Corp. (b)	57,075	2,736,175
IDACORP, Inc.	2,151	216,025
Pinnacle West Capital Corp.	2,429	228,545
		3,208,468
Electrical Equipment — 0.0%
AMETEK, Inc.	4,620	419,681
Eaton Corp. plc (b)	1,451	120,839
GrafTech International, Ltd.	7,616	87,584
		628,104
Electronic Equipment, Instruments & Components — 0.1%
Avnet, Inc.	905	40,969
Belden, Inc.	1,196	71,246

	Number of Shares	Value
CDW Corp.	5,622	$624,042
Coherent, Inc. (a)	510	69,549
Corning, Inc.	2,159	71,743
Keysight Technologies, Inc. (a) (b)	4,794	430,549
Tech Data Corp. (a)	3,711	388,171
Vishay Intertechnology, Inc.	10,562	174,484
		1,870,753
Energy Equipment & Services — 0.0%
Halliburton Co.	913	20,762
McDermott International, Inc. (a)	33,081	319,562
Nabors Industries, Ltd.	16,012	46,435
Patterson-UTI Energy, Inc.	12,800	147,328
RPC, Inc.	6,318	45,553
		579,640
Food & Beverage — 0.2%
Curtiss-Wright Corp.	213	27,079
Huntington Ingalls Industries, Inc. (b)	4,141	930,648
L3 Technologies, Inc. (b)	395	96,842
Lockheed Martin Corp.	1,517	551,490
Raytheon Co.	6,042	1,050,583
Spirit AeroSystems Holdings, Inc., Class A	12,176	990,761
		3,647,403
Food & Staples Retailing — 0.2%
Costco Wholesale Corp.	6,070	1,604,058
Kroger Co. (The)	40,172	872,134
Walmart, Inc. (b)	19,599	2,165,494
		4,641,686
Food Products — 0.4%
Archer-Daniels-Midland Co.	15,205	620,364
General Mills, Inc.	1,921	100,891
Hershey Co. (The)	2,124	284,680
McCormick & Co., Inc.	32,902	5,100,139
Pilgrim's Pride Corp. (a)	5,869	149,014
Tyson Foods, Inc., Class A	23,341	1,884,552
		8,139,640
Health Care Equipment & Supplies — 1.3%
Align Technology, Inc. (a)	1,608	440,110
Baxter International, Inc. (b)	17,949	1,470,023
Becton Dickinson and Co.	8,674	2,185,935
Boston Scientific Corp. (a)	1,038	44,613
Danaher Corp. (b)	10,700	1,529,244
DENTSPLY SIRONA, Inc.	2,405	140,356
DexCom, Inc. (a)	21,074	3,157,728
Edwards Lifesciences Corp. (a)	1,623	299,833
Globus Medical, Inc., Class A (a)	1,157	48,941
Haemonetics Corp. (a)	4,918	591,832
IDEXX Laboratories, Inc. (a)	34,811	9,584,513
Inogen, Inc. (a) (b)	10,601	707,723
Intuitive Surgical, Inc. (a) (b)	68	35,669
Masimo Corp. (a)	1,882	280,079
NuVasive, Inc. (a)	5,638	330,048

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2019

	Number of Shares	Value
Stryker Corp.	41,016	$8,432,069
Varian Medical Systems, Inc. (a)	4,506	613,402
		29,892,118
Health Care Providers & Services — 0.3%
Anthem, Inc.	2,373	669,684
Brookdale Senior Living, Inc. (a)	2,612	18,833
Cardinal Health, Inc. (b)	14,807	697,410
HCA Healthcare, Inc.	2,473	334,275
Humana, Inc. (b)	7,009	1,859,488
McKesson Corp. (b)	14,005	1,882,132
MEDNAX, Inc. (a)	4,438	111,971
Tenet Healthcare Corp. (a)	1,903	39,316
UnitedHealth Group, Inc.	1,720	419,697
		6,032,806
Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	6,100	70,943
Cerner Corp.	10,199	747,587
Veeva Systems, Inc., Class A (a) (b)	6,041	979,306
		1,797,836
Hotels, Restaurants & Leisure — 0.4%
Carnival Corp.	1,884	87,700
Eldorado Resorts, Inc. (a)	2,112	97,300
International Game Technology plc	1,018	13,203
Las Vegas Sands Corp. (b)	12,722	751,743
Marriott International, Inc., Class A	47,218	6,624,213
Marriott Vacations Worldwide Corp.	470	45,308
MGM Resorts International	23,032	658,024
Norwegian Cruise Line Holdings, Ltd. (a)	11,187	599,959
Starbucks Corp.	11,742	984,332
Yum! Brands, Inc.	5,401	597,729
		10,459,511
Household Durables — 0.0%
Mohawk Industries, Inc. (a)	1,287	189,794
TopBuild Corp. (a)	594	49,159
Whirlpool Corp.	292	41,569
		280,522
Household Products — 0.1%
Colgate-Palmolive Co.	5,127	367,452
Kimberly-Clark Corp.	2,183	290,950
Procter & Gamble Co. (The) (b)	13,762	1,509,004
Tupperware Brands Corp.	13,538	257,628
		2,425,034
Independent Power Producers & Energy Traders — 0.0%
AES Corp. (The)	34,646	580,667
NRG Energy, Inc.	1,448	50,854
		631,521
Industrial Conglomerates — 0.3%
3M Co.	26,106	4,525,214
General Electric Co. (b)	132,160	1,387,680
Honeywell International, Inc.	6,859	1,197,513
Textron, Inc.	6,638	352,079
		7,462,486

	Number of Shares	Value
Insurance — 0.6%
Aflac, Inc. (b)	37,028	$2,029,505
Alleghany Corp. (a)	323	219,999
Allstate Corp. (The) (b)	10,047	1,021,680
American International Group, Inc.	16,926	901,817
Athene Holding, Ltd., Class A (a)	621	26,740
Berkshire Hathaway, Inc., Class B (a) (b)	13,871	2,956,881
Everest Re Group, Ltd.	613	151,521
Fidelity National Financial, Inc.	17,659	711,658
Hanover Insurance Group, Inc. (The)	393	50,422
Hartford Financial Services Group, Inc. (The)	19,619	1,093,171
Lincoln National Corp.	9,394	605,443
Loews Corp.	2,199	120,219
Markel Corp. (a)	223	242,981
MBIA, Inc. (a)	44,768	416,790
MetLife, Inc.	8,742	434,215
Principal Financial Group, Inc.	6,301	364,954
Prudential Financial, Inc.	4,679	472,579
Reinsurance Group of America, Inc.	3,513	548,133
Travelers Companies, Inc. (The) (b)	3,642	544,552
Unum Group (b)	464	15,567
		12,928,827
Internet & Catalog Retail — 1.2%
Amazon.com, Inc. (a) (b)	8,285	15,688,725
Booking Holdings, Inc. (a)	1,448	2,714,580
Expedia Group, Inc.	2,733	363,571
Liberty Expedia Holdings, Inc., Class A (a)	634	30,299
Liberty TripAdvisor Holdings, Inc., Class A (a)	3,757	46,587
Netflix, Inc. (a)	22,648	8,319,063
Qurate Retail, Inc. (a)	18,485	229,029
TripAdvisor, Inc. (a) (b)	12,636	584,920
Wayfair, Inc., Class A (a)	170	24,820
		28,001,594
Internet Software & Services — 1.6%
Akamai Technologies, Inc. (a)	10,813	866,554
Alphabet, Inc., Class A (a) (b)	4,964	5,375,019
Alphabet, Inc., Class C (a) (b)	4,639	5,014,342
Altaba, Inc. (a)	4,085	283,376
eBay, Inc. (b)	46,726	1,845,677
Facebook, Inc., Class A (a) (b)	99,525	19,208,325
GrubHub, Inc. (a)	28,752	2,242,369
IAC/InterActiveCorp (a) (b)	4,652	1,011,950
Match Group, Inc. (b)	255	17,154
Nutanix, Inc., Class A (a)	5,246	136,081
Twitter, Inc. (a)	8,716	304,188
VeriSign, Inc. (a)	5,538	1,158,328
Yelp, Inc. (a) (b)	8,102	276,926
		37,740,289

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2019

	Number of Shares	Value
IT Services — 1.7%
Alliance Data Systems Corp.	1,895	$265,546
Amdocs, Ltd.	1,039	64,512
Automatic Data Processing, Inc.	43,561	7,201,940
Broadridge Financial Solutions, Inc.	7,351	938,576
Cognizant Technology Solutions Corp., Class A	17,057	1,081,243
Conduent, Inc. (a)	30,934	296,657
CoreLogic, Inc. (a)	4,620	193,255
DXC Technology Co. (b)	13,822	762,283
EPAM Systems, Inc. (a)	6,710	1,161,501
First Data Corp., Class A (a)	4,329	117,186
Gartner, Inc. (a)	1,993	320,753
Hackett Group, Inc. (The)	13,019	218,589
International Business Machines Corp. (IBM) (b)	18,421	2,540,256
Mastercard, Inc., Class A	4,805	1,271,067
MAXIMUS, Inc.	3,027	219,579
PayPal Holdings, Inc. (a)	49,311	5,644,137
Perspecta, Inc.	1,344	31,463
Sabre Corp.	9,280	206,016
Square, Inc., Class A (a)	634	45,984
Twilio, Inc., Class A (a)	45,284	6,174,473
Visa, Inc., Class A	56,625	9,827,269
Worldpay, Inc., Class A (a)	1,470	180,148
		38,762,433
Leisure Equipment & Products — 0.0%
Brunswick Corp.	5,725	262,720
Vista Outdoor, Inc. (a)	6,355	56,433
		319,153
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc. (b)	18,086	1,350,482
AquaVenture Holdings, Ltd. (a)	3,455	68,996
Bio-Rad Laboratories, Inc., Class A (a)	1,175	367,293
Bruker Corp.	6,066	302,997
Charles River Laboratories International, Inc. (a)	1,600	227,040
Illumina, Inc. (a)	703	258,809
IQVIA Holdings, Inc. (a)	950	152,855
Mettler-Toledo International, Inc. (a)	403	338,520
PRA Health Sciences, Inc. (a)	3,761	372,903
Thermo Fisher Scientific, Inc. (b)	736	216,149
Waters Corp. (a)	35,705	7,685,144
		11,341,188
Machinery — 0.1%
Caterpillar, Inc.	1,398	190,533
Cummins, Inc. (b)	8,549	1,464,786
Gardner Denver Holdings, Inc. (a)	1,006	34,808
Graco, Inc.	3,266	163,888
ITT, Inc.	2,238	146,544
Oshkosh Corp. (b)	2,417	201,795
PACCAR, Inc.	8,837	633,260
Wabtec Corp.	145	10,405

	Number of Shares	Value
Welbilt, Inc. (a)	13,632	$227,654
		3,073,673
Marine — 0.0%
Scorpio Bulkers, Inc.	12,883	59,262
Media — 0.3%
Altice USA, Inc., Class A (a)	9,342	227,478
AMC Networks, Inc., Class A (a)	10,265	559,340
CBS Corp., Class B	23,092	1,152,291
Charter Communications, Inc., Class A (a)	332	131,200
Comcast Corp., Class A	43,213	1,827,046
Discovery, Inc., Series A (a)	3,640	111,748
GCI Liberty, Inc., Class A (a)	867	53,286
IheartMedia, Inc. (a)	34	512
IheartMedia, Inc.- ENT (a) (c) (d)	9,430	—
Liberty Broadband Corp., Class A (a)	84	8,638
Liberty Broadband Corp., Class C (a)	951	99,113
Liberty Latin America, Ltd., Class A (a)	3,408	58,720
Liberty Latin America, Ltd., Class C (a)	4,505	77,441
Liberty Media Corp-Liberty Braves, Class A (a)	61	1,696
Liberty Media Corp-Liberty Braves, Class C (a)	167	4,671
Liberty Media Corp-Liberty Formula One, Class A (a)	691	24,779
Liberty Media Corp-Liberty Formula One, Class C (a)	749	28,020
Liberty Media Corp-Liberty SiriusXM, Class A (a)	3,193	120,727
Liberty Media Corp-Liberty SiriusXM, Class C (a)	3,947	149,907
Lions Gate Entertainment Corp., Class B	335	3,889
TEGNA, Inc.	48,760	738,714
Tribune Publishing Co.	504	4,017
Viacom, Inc., Class B	29,282	874,653
Walt Disney Co. (The) (b)	13,117	1,831,658
		8,089,544
Metals & Mining — 0.1%
Alcoa Corp. (a)	7,027	164,502
Allegheny Technologies, Inc. (a)	20,711	521,917
Freeport-McMoRan, Inc.	21,723	252,204
Nucor Corp.	750	41,325
Reliance Steel & Aluminum Co. (b)	5,717	540,943
Southern Copper Corp.	3,633	141,142
Steel Dynamics, Inc.	25,325	764,815
Warrior Met Coal, Inc.	1,891	49,393
		2,476,241
Multi-Utilities — 0.1%
Ameren Corp.	5,817	436,915
Black Hills Corp. (b)	4,890	382,251
CenterPoint Energy, Inc.	21,747	622,617
Consolidated Edison, Inc.	787	69,004
DTE Energy Co.	2,242	286,707
NorthWestern Corp.	6,383	460,533
OGE Energy Corp.	1,314	55,924

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2019

	Number of Shares	Value
Public Service Enterprise Group, Inc.	3,077	$180,989
UGI Corp.	1,246	66,549
		2,561,489
Multiline Retail — 0.0%
Kohl's Corp.	4,048	192,482
Macy's, Inc.	3,094	66,397
Target Corp.	9,747	844,188
		1,103,067
Office Electronics — 0.0%
Zebra Technologies Corp., Class A (a)	493	103,279
Oil, Gas & Consumable Fuels — 3.7%
Anadarko Petroleum Corp.	2,109	148,811
Apache Corp.	1,056	30,592
Berry Petroleum Corp. (b)	54,795	580,827
Cabot Oil & Gas Corp. (b)	208,255	4,781,535
Carrizo Oil & Gas, Inc. (a) (b)	135,964	1,362,359
Centennial Resource Development, Inc., Class A (a)	1,823	13,837
Cheniere Energy, Inc. (a) (b)	59,198	4,052,103
Chevron Corp. (b)	36,921	4,594,449
Cimarex Energy Co. (b)	82,524	4,896,149
Cloud Peak Energy, Inc. (a)	313,225	18,606
Concho Resources, Inc. (b)	34,873	3,598,196
ConocoPhillips (b)	73,422	4,478,742
Continental Resources, Inc. (a) (b)	83,771	3,525,921
Devon Energy Corp. (b)	120,725	3,443,077
Diamondback Energy, Inc. (b)	18,834	2,052,341
EOG Resources, Inc. (b)	45,402	4,229,650
EQT Corp. (b)	177,031	2,798,860
Equitrans Midstream Corp. (a) (b)	104,760	2,064,820
Exxon Mobil Corp. (b)	13,114	1,004,926
Goodrich Petroleum Corp. (a)	45,711	593,786
HollyFrontier Corp.	26,303	1,217,303
International Seaways, Inc. (a)	4,703	89,357
Jagged Peak Energy, Inc. (a) (b)	583,044	4,821,774
Kosmos Energy, Ltd. (b)	77,244	484,320
Marathon Oil Corp.	10,587	150,441
Marathon Petroleum Corp. (b)	7,104	396,972
Oasis Petroleum, Inc. (a) (b)	187,975	1,067,698
Occidental Petroleum Corp. (b)	14,455	726,797
PDC Energy, Inc. (a) (b)	39,986	1,441,895
Peabody Energy Corp.	18,854	454,381
Phillips 66	14,245	1,332,477
Pioneer Natural Resources Co.	882	135,705
Plains GP Holdings LP, Class A (a)	326,250	8,146,463
Range Resources Corp.	697,135	4,866,002
SM Energy Co.	6,422	80,403
Southwestern Energy Co. (a)	43,097	136,187
SRC Energy, Inc. (a)	546,612	2,711,196
Targa Resources Corp. (b)	42,010	1,649,313
Valero Energy Corp.	16,110	1,379,177
Whiting Petroleum Corp. (a)	8,196	153,101
World Fuel Services Corp.	20,242	727,902

	Number of Shares	Value
WPX Energy, Inc. (a) (b)	564,349	$6,495,657
		86,934,108
Paper & Forest Products — 0.0%
International Paper Co.	2,738	118,610
Louisiana-Pacific Corp.	3,026	79,342
		197,952
Personal Products — 0.2%
Coty, Inc., Class A	2,189	29,333
Estee Lauder Companies, Inc. (The), Class A	22,586	4,135,722
Nu Skin Enterprises, Inc., Class A	2,996	147,763
		4,312,818
Pharmaceuticals — 0.6%
Abbott Laboratories	1,593	133,971
AbbVie, Inc.	14,080	1,023,898
Bristol-Myers Squibb Co.	27,865	1,263,678
Eli Lilly & Co.	6,150	681,359
Johnson & Johnson	26,062	3,629,915
Merck & Co., Inc. (b)	35,695	2,993,026
Mylan NV (a)	1,999	38,061
Pfizer, Inc. (b)	74,945	3,246,617
Walgreens Boots Alliance, Inc.	857	46,852
		13,057,377
Professional Services — 0.1%
H&R Block, Inc.	13,275	388,957
Insperity, Inc.	2,440	298,022
ManpowerGroup, Inc. (b)	4,613	445,616
Robert Half International, Inc.	17,037	971,279
Verisk Analytics, Inc.	830	121,562
		2,225,436
Real Estate — 0.1%
CBRE Group, Inc., Class A (a)	37,198	1,908,257
Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp. (b)	2,583	528,094
Apartment Investment & Management Co., Class A	3,971	199,027
AvalonBay Communities, Inc.	156	31,696
Boston Properties, Inc. (b)	822	106,038
Brixmor Property Group, Inc.	3,284	58,718
Equity Residential	3,281	249,093
Host Hotels & Resorts, Inc.	5,153	93,888
Outfront Media, Inc.	4,512	116,364
Public Storage	1,793	427,039
Simon Property Group, Inc.	2,627	419,689
SL Green Realty Corp.	2,496	200,604
Ventas, Inc.	2,086	142,578
VICI Properties, Inc.	2,295	50,582
		2,623,410
Road & Rail — 0.1%
Avis Budget Group, Inc. (a)	2,051	72,113
CSX Corp. (b)	1,646	127,351
Hertz Global Holdings, Inc. (a)	683	10,901

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2019

	Number of Shares	Value
Kansas City Southern	1,644	$200,272
Norfolk Southern Corp. (b)	2,102	418,992
Union Pacific Corp.	5,691	962,405
		1,792,034
Semiconductors & Semiconductor Equipment — 0.8%
Applied Materials, Inc.	77,238	3,468,759
Boeing Co. (The) (b)	4,295	1,563,423
Broadcom, Inc.	456	131,264
Cirrus Logic, Inc. (a)	8,015	350,255
Intel Corp. (b)	37,626	1,801,157
KLA-Tencor Corp.	1,593	188,293
Lam Research Corp.	13,636	2,561,386
Micron Technology, Inc. (a) (b)	94,623	3,651,501
NVIDIA Corp.	518	85,071
ON Semiconductor Corp. (a)	2,466	49,838
Skyworks Solutions, Inc.	10,303	796,113
Texas Instruments, Inc.	28,112	3,226,133
Veeco Instruments, Inc. (a)	5,222	63,813
Xilinx, Inc.	5,238	617,665
		18,554,671
Software — 1.8%
Activision Blizzard, Inc. (b)	14,590	688,648
Adobe, Inc. (a) (b)	3,566	1,050,722
ANSYS, Inc. (a)	612	125,350
Aspen Technology, Inc. (a)	3,321	412,734
Autodesk, Inc. (a)	1,683	274,161
Cadence Design Systems, Inc. (a)	17,796	1,260,135
Citrix Systems, Inc.	6,194	607,879
CommVault Systems, Inc. (a)	10,607	526,319
Electronic Arts, Inc. (a)	15,623	1,581,985
FireEye, Inc. (a)	10,928	161,844
Fortinet, Inc. (a)	4,709	361,792
Guidewire Software, Inc. (a)	3,223	326,748
Intuit, Inc.	31,657	8,272,924
Manhattan Associates, Inc. (a)	2,578	178,733
Microsoft Corp. (b)	156,501	20,964,874
Oracle Corp. (b)	34,123	1,943,987
Red Hat, Inc. (a) (b)	885	166,167
ServiceNow, Inc. (a)	581	159,525
Splunk, Inc. (a)	983	123,612
Symantec Corp.	27,296	593,961
Synopsys, Inc. (a)	3,527	453,890
Zynga, Inc., Class A (a)	123,126	754,762
		40,990,752
Specialty Retail — 0.3%
Advance Auto Parts, Inc.	704	108,515
AutoZone, Inc. (a)	428	470,573
Bed Bath & Beyond, Inc.	20,289	235,758
Best Buy Co., Inc.	16,468	1,148,314
Foot Locker, Inc.	20,131	843,892
Gap, Inc. (The)	1,728	31,052
Home Depot, Inc. (The)	1,077	223,984
Lowe's Cos, Inc. (b)	4,761	480,432

	Number of Shares	Value
Michaels Companies, Inc. (The) (a)	23,375	$203,362
Ross Stores, Inc. (b)	2,208	218,857
Sally Beauty Holdings, Inc. (a)	11,300	150,742
Signet Jewelers, Ltd.	5,060	90,473
TJX Companies, Inc. (The) (b)	19,200	1,015,296
Tractor Supply Co.	7,514	817,523
Urban Outfitters, Inc. (a) (b)	16,370	372,417
		6,411,190
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp. (a) (b)	7,408	1,303,586
Hanesbrands, Inc.	11,006	189,523
Lululemon Athletica, Inc. (a) (b)	5,405	974,035
Nike, Inc., Class B	8,234	691,244
Ralph Lauren Corp.	6,273	712,550
Skechers U.S.A., Inc., Class A (a) (b)	25,271	795,784
		4,666,722
Thrifts & Mortgage Finance — 0.0%
Fannie Mae (a)	5,834	15,734
Tobacco — 0.3%
Altria Group, Inc.	3,897	184,523
Philip Morris International, Inc.	90,091	7,074,846
		7,259,369
Trading Companies & Distributors — 0.1%
NOW, Inc. (a)	6,692	98,774
W.W. Grainger, Inc.	1,949	522,780
WESCO International, Inc. (a)	20,455	1,036,046
		1,657,600
Wireless Telecommunication Services — 0.0%
T-Mobile US, Inc. (a)	3,910	289,888
United States Cellular Corp. (a)	445	19,878
		309,766
Total US Common Stocks (Cost $438,473,513)		512,321,940
Foreign Common Stocks — 38.0%
Argentina — 0.0%
Banco BBVA Argentina SA - ADR	23,753	268,885
Transportadora de Gas del Sur SA - ADR	12,486	180,548
		449,433
Australia — 1.1%
AGL Energy, Ltd.	9,626	135,315
Alumina, Ltd.	114,525	187,662
Ansell, Ltd.	7,184	135,671
Atlassian Corp. plc, Class A (a)	69,534	9,097,829
Aurizon Holdings, Ltd.	13,018	49,443
Australia & New Zealand Banking Group, Ltd.	14,046	278,534
BHP Group plc	98,886	2,523,806
BHP Group, Ltd.	14,362	416,048
BlueScope Steel, Ltd.	77,529	658,109
Brambles, Ltd.	17,072	154,686
Caltex Australia, Ltd.	11,374	197,819
CIMIC Group, Ltd.	15,141	476,827

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2019

	Number of Shares	Value
Coca-Cola Amatil, Ltd.	5	$36
Coles Group, Ltd. (a)	8,384	78,676
Dexus - REIT	4,265	38,926
Fortescue Metals Group, Ltd.	107,461	684,032
Goodman Group - REIT	9,892	104,545
Iluka Resources, Ltd.	75,486	572,098
Kogan.com, Ltd.	47,625	159,179
Lend Lease Group	27,315	249,502
Mirvac Group - REIT	51,921	114,298
Newcrest Mining, Ltd.	283,532	6,372,540
Orica, Ltd.	14,537	207,144
Origin Energy, Ltd.	9,307	47,864
Qantas Airways, Ltd.	257,368	976,748
QBE Insurance Group, Ltd.	11,664	97,069
Santos, Ltd.	31,435	156,653
Scentre Group - REIT	54,471	147,098
South32, Ltd. - ASX Shares	458,471	1,024,636
Stockland - REIT	65,162	190,939
Telstra Corp., Ltd.	47,749	129,164
TPG Telecom, Ltd.	1,833	8,295
Woodside Petroleum, Ltd.	11,521	294,918
		25,966,109
Austria — 0.0%
Erste Group Bank AG (a)	2,839	105,385
Belgium — 0.0%
Ageas (b)	5,876	305,599
Greenyard NV	2,327	9,149
KBC Group NV (b)	1,657	108,621
UCB SA	5,826	483,109
		906,478
Bermuda — 0.1%
Arch Capital Group, Ltd. (a)	6,102	226,262
Assured Guaranty, Ltd.	24,230	1,019,599
DHT Holdings, Inc.	38,429	227,115
Golar LNG, Ltd.	3,792	70,076
		1,543,052
Brazil — 0.3%
BrasilAgro - Co. Brasileira de Propriedades Agricolas	88,100	380,854
Centrais Eletricas Brasileiras SA	294,900	2,707,125
Cia Siderurgica Nacional SA	21,459	93,381
Construtora Tenda SA	70,640	439,666
Direcional Engenharia SA	63,715	185,838
International Meal Co. Alimentacao SA, Class A	93,289	191,925
Localiza Rent a Car SA	9,757	104,127
LOG Commercial Properties e Participacoes SA	1,248	6,477
MRV Engenharia e Participacoes SA	19,658	100,186
Nexa Resources SA	859	8,238
Odontoprev SA	25,595	121,711
Petroleo Brasileiro SA	30,003	234,558
Petroleo Brasileiro SA - SPADR	19,653	305,997

	Number of Shares	Value
Porto Seguro SA	8,082	$108,772
Qualicorp Consultoria e Corretora de Seguros SA	149,114	891,977
Ser Educacional SA (e)	69,100	447,176
Sul America SA (UNIT)	22,757	222,358
Transmissora Alianca de Energia Eletrica SA (UNIT)	53,700	379,821
Tupy SA	62,260	338,705
WEG SA	19,912	110,762
		7,379,654
Canada — 3.1%
Aimia, Inc. (a)	5,808	16,942
Air Canada (a)	5,801	175,817
Altius Minerals Corp.	7,100	68,964
Bear Creek Mining Corp. (a)	478,091	606,034
Cameco Corp.	538,614	5,779,328
Cameco Corp. - TSX Shares	5,192	55,665
Canadian Natural Resources, Ltd. - NYSE Shares	7,679	207,052
Centerra Gold, Inc. (a)	682,427	4,804,686
Cobalt 27 Capital Corp. (a)	155,643	502,745
Crescent Point Energy Corp.	476,832	1,576,635
Denison Mines Corp. (a)	2,066,459	1,104,594
Dundee Corp., Class A (a)	405,126	309,363
Encana Corp. - NYSE Shares	4,254	21,821
Fairfax Financial Holdings, Ltd.	558	273,880
Fairfax India Holdings Corp. (a) (e)	9,794	124,384
First Quantum Minerals, Ltd.	5,676	53,919
Fission Uranium Corp. (a)	1,698,000	622,382
Imperial Oil, Ltd.	4,918	136,174
International Tower Hill Mines, Ltd. (a)	507,456	284,226
Ivanhoe Mines, Ltd., Class A (a)	499,663	1,587,261
Kinross Gold Corp. - TSX Shares (a)	10,374	40,084
Lundin Gold, Inc. (a)	396,907	1,988,248
MEG Energy Corp. (a)	1,497,901	5,742,021
Mountain Province Diamonds, Inc.	24,121	23,761
New Gold, Inc. (a)	1,579,358	1,518,237
NexGen Energy, Ltd. (a)	1,354,058	2,109,334
Northern Dynasty Minerals, Ltd. (a)	1,251,110	754,746
Northern Dynasty Minerals, Ltd. - NYSE Shares (a)	53,669	32,309
NOVAGOLD Resources, Inc. (a)	291,875	1,724,981
NuVista Energy, Ltd. (a)	356,313	710,150
Onex Corp.	1,130	68,160
Pan American Silver Corp.	141,889	1,834,356
Pipestone Energy Corp. (a)	529,564	509,527
PrairieSky Royalty, Ltd.	132	1,855
Rogers Communications, Inc., Class B	10,313	552,053
Seabridge Gold, Inc. (a)	165,166	2,232,399
Shopify, Inc., Class A (a)	44,936	13,487,540
Sprott, Inc.	1,028,363	2,646,393
Suncor Energy, Inc. (b)	203,213	6,339,010
Teck Resources, Ltd., Class B	8,094	186,782
Turquoise Hill Resources, Ltd. (a)	3,455,511	4,284,834
Uranium Participation Corp. (a)	970,249	3,111,791

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2019

	Number of Shares	Value
Wheaton Precious Metals Corp.	149,316	$3,610,461
		71,820,904
Chile — 0.1%
AES Gener SA	521,716	143,405
Antofagasta plc	66,243	784,227
Geopark, Ltd. (a)	6,731	124,793
		1,052,425
China — 9.7%
58.com, Inc. - ADR (a)	2,244	139,509
Alibaba Group Holding, Ltd. - SPADR (a)	107,015	18,133,692
Aluminum Corp. of China, Ltd., Class H (a)	63,415	22,515
Anhui Conch Cement Co., Ltd., Class A	663,299	4,017,819
Anhui Conch Cement Co., Ltd., Class H	58,437	366,558
Asia Cement China Holdings Corp.	183,738	295,352
AVIC Helicopter Co., Ltd., Class A	181,300	1,084,168
Baidu, Inc. - SPADR (a)	996	116,891
Beijing Capital International Airport Co., Ltd., Class H	622,000	544,661
Beijing Capital Land, Ltd., Class H	301,049	107,623
Beijing North Star Co., Ltd., Class H	168,928	63,624
Bilibili, Inc. - SPADR (a)	137,532	2,237,646
Changgang Dunxin Enterprise Co., Ltd. (a) (c) (d)	4,640,000	77,217
Changyou.com, Ltd. - ADR	5,290	50,837
China Construction Bank Corp., Class A	7,321,800	7,938,085
China Construction Bank Corp., Class H	153,547	131,950
China International Travel Service Corp., Ltd., Class A	112,528	1,455,334
China Jushi Co., Ltd., Class A	570,216	792,170
China Lesso Group Holdings, Ltd.	188,566	151,159
China Merchants Bank Co., Ltd., Class A	1,126,410	5,913,234
China Merchants Bank Co., Ltd., Class H	215,500	1,076,039
China Pacific Insurance Group Co., Ltd., Class A	775,300	4,129,393
China Pacific Insurance Group Co., Ltd., Class H	1,503,400	5,884,283
China Petroleum & Chemical Corp., Class A	5,632,258	4,500,053
China Sanjiang Fine Chemicals Co., Ltd.	231,933	49,641
China Telecom Corp., Ltd., Class H	1,852,000	932,559
China Vanke Co., Ltd., Class H	290,900	1,091,880
CNHTC Jinan Truck Co., Ltd., Class A	4,199	9,827
Ctrip.com International, Ltd. - ADR (a)	1,482	54,701
Daqin Railway Co., Ltd., Class A	3,941,691	4,645,907
Dongyue Group, Ltd.	837,000	515,352
Fangda Special Steel Technology Co., Ltd., Class A	602,200	858,905
Focus Media Information Technology Co., Ltd., Class A	2,069,276	1,595,705
Fufeng Group, Ltd. (a)	595,000	325,873
Grandblue Environment Co., Ltd., Class A	1,689,920	4,158,404
Gree Electric Appliances, Inc. of Zhuhai, Class A	422,213	3,386,239
Guangshen Railway Co., Ltd., Class H	5,020,000	1,716,590

	Number of Shares	Value
Guangzhou Baiyun International Airport Co., Ltd., Class A	1,126,234	$2,987,610
Haier Smart Home Co., Ltd., Class A (a)	3,941,238	9,935,781
Hisense Home Appliances Group Co., Ltd., Class A	38,500	70,064
Hongfa Technology Co., Ltd., Class A	449,800	1,593,778
Huadong Medicine Co., Ltd., Class A	780,388	2,955,380
Huaxin Cement Co., Ltd., Class B	377,784	877,218
Huayu Automotive Systems Co., Ltd., Class A	563,012	1,772,307
Industrial & Commercial Bank of China, Ltd., Class H	5,785,000	4,211,932
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	1,409,211	6,867,382
JD.com, Inc. - ADR (a)	29,300	887,497
Jiangsu Hengli Hydraulic Co., Ltd., Class A	126,599	579,309
Jiangsu Hengrui Medicine Co., Ltd., Class A	290,017	2,789,677
Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	126,600	273,943
Jiangxi Wannianqing Cement Co., Ltd., Class A	605,660	885,058
Kingsoft Corp., Ltd. (a)	105,000	227,803
Kweichow Moutai Co., Ltd., Class A	44,609	6,399,761
Lonking Holdings, Ltd.	1,385,344	369,771
Meituan Dianping, Class B (a)	329,772	2,893,492
Midea Group Co., Ltd., Class A	450,484	3,410,476
Minth Group, Ltd.	708,000	1,910,292
NetEase, Inc. - ADR	1,356	346,824
New China Life Insurance Co., Ltd., Class H	115,800	564,984
New Oriental Education & Technology Group, Inc. - SPADR (a)	3,300	318,714
Noah Holdings, Ltd. - SPADR (a)	2,552	108,588
NVC Lighting Holding, Ltd. (a)	6,103,000	491,924
Pinduoduo, Inc. - ADR (a)	104,300	2,151,709
Ping An Insurance Group Co. of China, Ltd., Class A	591,860	7,654,853
Ping An Insurance Group Co. of China, Ltd., Class H	1,400,000	16,850,035
Poly Developments and Holdings Group Co., Ltd., Class A	2,111,609	3,930,713
Sany Heavy Industry Co., Ltd., Class A	2,506,606	4,782,472
SDIC Power Holdings Co., Ltd., Class A	3,325,499	3,765,813
Shanghai International Airport Co., Ltd., Class A	169,118	2,067,235
Shengyi Technology Co., Ltd., Class A	704,231	1,545,637
Shenzhen Expressway Co., Ltd., Class A	746,084	1,020,506
Shenzhen Sunlord Electronics Co., Ltd., Class A	238,300	611,051
Sichuan Kelun Pharmaceutical Co., Ltd., Class A	1,155,550	5,009,346
SINA Corp. (a)	13,000	560,690
Sinotruk Hong Kong, Ltd.	300,460	520,723
Spring Airlines Co., Ltd., Class A	438,876	2,878,019
TAL Education Group - ADR (a)	58,652	2,234,641
Tasly Pharmaceutical Group Co., Ltd., Class A	1,254,543	3,026,032

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2019

	Number of Shares	Value
Tencent Holdings, Ltd.	363,410	$16,440,856
Tencent Music Entertainment Group - ADR (a)	155,600	2,332,444
Tingyi Cayman Islands Holding Corp.	175,056	292,117
Tsingtao Brewery Co., Ltd., Series H	14,600	92,582
Vipshop Holdings, Ltd. - ADR (a)	17,824	153,821
Weibo Corp. - SPADR (a)	56,200	2,447,510
Wens Foodstuffs Group Co., Ltd., Class A	112,740	588,959
Xiamen C & D, Inc., Class A	106,860	138,519
Xinyuan Real Estate Co., Ltd. - ADR	36,807	153,853
Yangzijiang Shipbuilding Holdings, Ltd.	982,300	1,113,729
Yuan Longping High-tech Agriculture Co., Ltd., Class A	338,560	714,290
Yunji, Inc. - ADR (a)	320,400	3,620,520
YY, Inc. - ADR (a)	11,400	794,466
ZTO Express Cayman, Inc. - ADR	259,794	4,967,261
		224,761,362
Colombia — 0.0%
Frontera Energy Corp.	17,131	177,125
Cyprus — 0.0%
Global Ports Investments plc - GDR (a) (f)	56,359	161,179
Hellenic Bank plc (a)	45,512	45,438
TCS Group Holding plc - GDR (f)	31,330	614,013
		820,630
Denmark — 0.6%
AP Moller - Maersk A/S, Class B	299	371,062
Bang & Olufsen A/S (a)	8,172	56,898
Carlsberg A/S, Class B	773	102,500
Coloplast A/S, Class B	34,165	3,869,463
Danske Bank A/S	4,869	76,982
Drilling Co. of 1972 A/S (The) (a)	524	40,771
GN Store Nord A/S (b)	13,033	608,917
H Lundbeck A/S (b)	10,029	396,596
Jyske Bank A/S	832	28,832
Novo Nordisk A/S, Class B (b)	137,477	7,012,671
Orsted A/S (e)	1,998	172,920
Pandora A/S	10,719	381,394
Rockwool International A/S, Class B	665	169,850
Vestas Wind Systems A/S	396	34,255
		13,323,111
Finland — 0.5%
Fortum Oyj	951	21,018
Kone Oyj, Class B	132,509	7,820,757
Neste Oyj (b)	19,260	654,717
Nokia Oyj	92,250	458,423
Orion Oyj, Class B (b)	2,979	109,222
Sampo Oyj, Class A	2,501	118,029
Stora Enso Oyj	3,147	36,989
UPM-Kymmene Oyj (b)	113,676	3,021,195
Valmet Oyj	2,472	61,699
		12,302,049

	Number of Shares	Value
France — 1.3%
Airbus SE	802	$113,720
Alstom SA	1,445	67,044
Atos SE (b)	4,097	342,557
AXA SA (b)	15,829	415,831
BNP Paribas SA (b)	6,896	328,100
Bureau Veritas SA	1,598	39,472
Capgemini SE	4,372	543,996
Carrefour SA	13,981	269,969
Cie de Saint-Gobain (b)	5,959	232,928
CNP Assurances	8,259	187,529
Credit Agricole SA	7,607	91,231
Dassault Aviation SA	28	40,324
Dassault Systemes SE	1,816	290,135
Edenred SA	681	34,743
Electricite de France SA (b)	386,654	4,876,550
Engie SA (b)	11,828	179,618
EssilorLuxottica SA	1,908	249,410
Getlink SE	11,347	181,812
Hermes International (b)	227	163,721
Kering SA (b)	1,040	615,207
L'Oreal SA (b)	35,620	10,146,179
Legrand SA	2,680	196,381
LVMH Moet Hennessy Louis Vuitton SE	124	52,786
Peugeot SA (b)	41,862	1,031,725
Renault SA	1,121	70,666
Rothschild & Co.	2,260	73,356
Safran SA (b)	3,769	552,277
Sanofi SA (b)	12,282	1,062,502
Sartorius Stedim Biotech	789	124,442
Schneider Electric SE	1,958	177,605
Societe BIC SA	1,346	102,692
Societe Generale SA (b)	6,432	162,758
SPIE SA	2,092	38,853
Technicolor SA (a)	13,542	12,536
Teleperformance	1,149	230,236
Total SA (b)	24,023	1,344,113
Unibail-Rodamco-Westfield - REIT	597	89,441
Vinci SA	4,446	455,838
Vivendi SA	188,365	5,191,671
Worldline SA (a) (e)	3,449	251,035
		30,630,989
Germany — 1.6%
Adidas AG (b)	2,769	854,858
Allianz SE (b)	8,006	1,929,569
AURELIUS Equity Opportunities SE & Co KGaA	3,573	169,770
BASF SE	812	58,988
Bayer AG	1,246	86,546
Carl Zeiss Meditec AG (b)	3,080	303,822
CECONOMY AG (a) (b)	14,566	89,341
Commerzbank AG	3,462	24,865
Covestro AG (b) (e)	9,152	465,222
Deutsche Bank AG	2,555	19,694

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2019

	Number of Shares	Value
Deutsche Boerse AG	1,334	$188,701
Deutsche Lufthansa AG	413,132	7,079,471
Deutsche Telekom AG	6,857	118,664
Deutsche Wohnen SE	2,457	90,124
Deutz AG	10,202	99,418
E.ON SE (b)	59,062	641,456
Fresenius Medical Care AG & Co.	2,627	206,085
Fresenius SE & Co. KGaA	2,894	156,787
Hannover Rueck SE	206	33,306
Hochtief AG	1,013	123,367
KION Group AG	2,223	140,140
LEG Immobilien AG	34,768	3,921,254
Leoni AG (a)	946	15,651
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (b)	1,566	393,026
ProSiebenSat.1 Media SE	3,124	49,075
Rheinmetall AG	509	62,306
RWE AG	3,422	84,358
Salzgitter AG	1,062	30,407
SAP SE (b)	13,546	1,862,048
Siemens AG	3,667	435,877
Siemens Healthineers AG (e)	2,593	109,419
Software AG	13,315	457,243
Talanx AG (a)	2,301	99,687
Vonovia SE	329,931	15,756,913
Wacker Neuson SE	6,138	154,254
Wirecard AG (b)	3,483	586,054
zooplus AG (a)	1,192	162,380
		37,060,146
Greece — 0.2%
Autohellas SA	5,800	39,847
Diana Shipping, Inc. (a)	350,109	1,158,861
Ellaktor SA (a)	4,128	8,929
Motor Oil Hellas Corinth Refineries SA	28,027	717,171
OPAP SA	6,035	67,600
Piraeus Bank SA (a)	10,551	36,815
Tsakos Energy Navigation, Ltd.	402,586	1,324,508
		3,353,731
Hong Kong — 0.9%
AIA Group, Ltd.	34,201	369,735
Ajisen China Holdings, Ltd.	38,478	15,655
CECEP COSTIN New Materials Group, Ltd. (a) (c) (d)	1,736,000	—
China Merchants Land, Ltd.	478,688	69,902
China Mobile, Ltd.	68,000	618,963
China Taiping Insurance Holdings Co., Ltd.	207,200	555,120
CK Asset Holdings, Ltd.	112,500	878,209
CK Hutchison Holdings, Ltd.	9,655	94,992
CLP Holdings, Ltd.	15,000	165,268
Duiba Group, Ltd. (a)	610,400	363,347
Esprit Holdings, Ltd. (a)	370,999	70,750
Henderson Land Development Co., Ltd.	78,223	431,626

	Number of Shares	Value
HKT Trust / HKT, Ltd.	45,000	$71,449
Hong Kong & Shanghai Hotels, Ltd. (The)	260,248	339,450
Hong Kong Exchanges & Clearing, Ltd.	39,800	1,406,767
Hua Han Health Industry Holdings, Ltd. (a) (d)	7,412,000	502,882
Huabao International Holdings, Ltd.	123,021	52,020
Hysan Development Co., Ltd.	19,000	98,201
Jardine Matheson Holdings, Ltd.	11,407	718,946
Jardine Strategic Holdings, Ltd.	18,746	715,277
Johnson Electric Holdings, Ltd.	25,576	54,681
K Wah International Holdings, Ltd.	268,409	156,168
Kerry Properties, Ltd.	82,000	344,545
Link - REIT	6,000	73,800
Luks Group Vietnam Holdings Co., Ltd.	1,682,000	383,554
Midland Holdings, Ltd.	619,092	109,496
Midland IC&I, Ltd. (a)	368,613	8,967
New World Development Co., Ltd.	340,464	530,540
Pacific Basin Shipping, Ltd.	1,202,422	220,341
PAX Global Technology, Ltd.	3,644,000	1,484,752
Shangri-La Asia, Ltd.	2,236,000	2,821,154
Sino Biopharmaceutical, Ltd.	5,306,000	5,441,267
SmarTone Telecommunications Holdings, Ltd.	291,216	277,538
Swire Pacific, Ltd., Class B	127,500	241,657
Swire Properties, Ltd.	84,600	341,940
TCL Multimedia Technology Holdings, Ltd.	320,000	154,487
Techtronic Industries Co., Ltd.	16,000	122,700
Television Broadcasts, Ltd.	86,102	144,064
Vinda International Holdings, Ltd.	5,326	9,045
WH Group, Ltd. (e)	659,500	671,401
Wharf (Holdings), Ltd. (The)	27,000	71,392
Wheelock & Co., Ltd.	40,688	292,165
Yue Yuen Industrial Holdings, Ltd.	33,500	91,630
		21,585,843
Hungary — 0.0%
Magyar Telekom Telecommunications plc	102,478	151,941
OTP Bank plc	5,634	224,141
		376,082
India — 0.4%
Alembic Pharmaceuticals, Ltd.	4,761	35,061
Bajaj Consumer Care, Ltd. (a)	4,912	23,360
Balrampur Chini Mills, Ltd.	171,074	346,844
Bank of Baroda (a)	157,431	275,737
Birlasoft, Ltd. (a)	192,669	241,019
Bliss Gvs Pharma, Ltd.	45,428	101,735
Bombay Burmah Trading Corporation, Ltd.	5,484	74,140
BSE, Ltd.	20,355	179,938
Century Enka, Ltd.	9,478	30,969
CESC, Ltd.	9,126	103,737
Dhampur Sugar Mills, Ltd.	33,989	94,344
Dish TV India, Ltd.	55,395	21,748
Dr Lal PathLabs, Ltd. (e)	5,145	79,902

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2019

	Number of Shares	Value
Eros International Media, Ltd. (a)	114,141	$30,044
Godfrey Phillips India, Ltd.	2,460	29,514
Granules India, Ltd.	13,591	19,079
Graphite India, Ltd.	143,221	697,202
Greaves Cotton, Ltd.	86,905	182,778
Gujarat Alkalies & Chemicals, Ltd.	2,589	19,535
Gujarat Fluorochemicals, Ltd.	5,722	75,869
HEG, Ltd.	21,170	447,843
HeidelbergCement India, Ltd.	67,007	189,535
Hexaware Technologies, Ltd.	39,300	214,970
ICICI Bank, Ltd.	34,508	218,693
India Cements, Ltd. (The)	128,374	185,231
IOL Chemicals and Pharma, Ltd. (a)	62,638	192,195
Jammu & Kashmir Bank, Ltd. (The) (a)	178,914	105,198
Jindal Saw, Ltd.	48,148	57,999
JK Cement, Ltd.	13,305	192,839
Kalpataru Power Transmission, Ltd.	17,519	133,320
L&T Technology Services, Ltd. (e)	12,988	327,957
LIC Housing Finance, Ltd.	70,403	570,139
Lupin, Ltd.	2,973	32,432
Manappuram Finance, Ltd.	292,397	586,255
Meghmani Organics, Ltd.	154,661	143,735
Multi Commodity Exchange of India, Ltd.	14,406	173,012
NCC, Ltd.	482,561	681,017
NIIT Technologies, Ltd.	4,538	88,410
Persistent Systems, Ltd.	5,326	47,863
PNC Infratech, Ltd.	1,551	4,510
Punjab National Bank (a)	194,099	224,390
Radico Khaitan, Ltd.	93,278	425,888
Ramco Cements, Ltd. (The)	5,669	64,552
REC, Ltd.	369,994	885,300
Redington India, Ltd.	63,832	100,579
RITES, Ltd.	40,972	173,509
Sanofi India, Ltd.	1,141	92,765
Sonata Software, Ltd.	35,970	181,917
State Bank of India (a)	25,407	133,536
Triveni Engineering & Industries, Ltd.	70,351	70,170
Vodafone Idea, Ltd. (a)	587,305	103,354
		9,711,668
Indonesia — 0.1%
Indo Tambangraya Megah Tbk PT	79,736	99,288
Indosat Tbk PT (a)	102,838	19,153
Malindo Feedmill Tbk PT	1,083,245	84,281
Media Nusantara Citra Tbk PT	2,573,900	189,617
Perusahaan Gas Negara Tbk PT	962,700	143,817
Ramayana Lestari Sentosa Tbk PT	1,369,934	136,727
Waskita Beton Precast Tbk PT	8,274,000	234,408
Wijaya Karya Beton Tbk PT	4,704,300	196,514
		1,103,805
Ireland — 0.3%
Accenture plc, Class A	3,517	649,836
Alkermes plc (a) (b)	8,591	193,641
Bank of Ireland Group plc	9,311	48,452

	Number of Shares	Value
CRH plc - BATS Europe Shares	3,438	$112,329
Irish Bank Resolution Corp., Ltd. (a) (c) (d)	38,180	—
Medtronic plc (b)	11,808	1,149,981
Paddy Power Betfair plc	3,401	256,153
Paddy Power Betfair plc - LSE Shares	35,871	2,702,436
Permanent TSB Group Holdings plc (a)	69,514	96,446
Ryanair Holdings plc - SPADR (a)	7,122	456,805
		5,666,079
Italy — 0.2%
A2A SpA	199,763	346,374
Assicurazioni Generali SpA	10,077	189,517
Banca IFIS SpA	14,207	191,925
Banca Monte dei Paschi di Siena SpA (a)	881	1,080
Banco BPM SpA (a)	113,898	231,829
BPER Banca	74,578	303,848
Credito Valtellinese SpA (a)	5,522,765	354,816
Enel SpA	145,344	1,015,553
Eni SpA (b)	25,494	422,292
Ferrari NV	873	141,767
Hera SpA	8,593	32,888
Intesa Sanpaolo SpA	149,800	320,575
Italgas SpA	14,917	100,150
Leonardo SpA	29,741	376,907
Tamburi Investment Partners SpA	87,054	555,329
UniCredit SpA	3,377	41,572
Unione di Banche Italiane SpA	12,914	35,243
Unipol Gruppo SpA	18,445	89,644
UnipolSai Assicurazioni SpA	9,251	23,726
		4,775,035
Japan — 6.7%
AGC, Inc.	900	31,188
Aisin Seiki Co., Ltd.	1,400	48,121
Alfresa Holdings Corp. (b)	7,200	178,159
Alps Alpine Co., Ltd. (b)	12,900	217,032
Amano Corp.	291,600	8,067,119
ANA Holdings, Inc.	2,230	73,899
Astellas Pharma, Inc. (b)	53,100	758,169
Bandai Namco Holdings, Inc. (b)	88,100	4,283,910
BML, Inc.	127,700	3,633,135
Bridgestone Corp.	1,370	54,017
Brother Industries, Ltd.	11,900	225,410
Bunka Shutter Co., Ltd.	251,400	1,909,331
Citizen Watch Co., Ltd.	15,300	78,676
Coca-Cola Bottlers Japan Holdings, Inc.	2,493	63,272
Cosmos Pharmaceutical Corp.	864	146,805
CyberAgent, Inc.	5,794	210,582
Dai-ichi Life Holdings, Inc.	17,500	264,761
Daiwa House Industry Co., Ltd.	4,000	116,817
Daiwa Securities Group, Inc.	17,018	74,724
DMG Mori Co., Ltd.	7,562	121,661
Eisai Co., Ltd. (b)	4,400	248,265
FANUC Corp.	900	167,071
Fuji Electric Co., Ltd.	6,600	228,362

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2019

	Number of Shares	Value
FUJIFILM Holdings Corp.	1,200	$60,965
Fujitsu, Ltd. (b)	5,600	389,832
Fukuda Corp.	2,400	102,158
Fukuda Denshi Co., Ltd.	4,800	322,731
Fukushima Industries Corp.	36,200	1,192,416
Glory, Ltd.	232,000	6,170,054
GungHo Online Entertainment, Inc.	7,160	197,771
Hachijuni Bank, Ltd. (The)	41,700	170,358
Hakuhodo DY Holdings, Inc.	537,800	9,080,073
Haseko Corp. (b)	37,600	381,138
Hitachi High-Technologies Corp.	3,800	195,562
Hitachi, Ltd. (b)	22,206	816,114
Hogy Medical Co., Ltd.	243,000	7,197,588
Honda Motor Co., Ltd. (b)	900	23,312
Hoshizaki Corp.	67,600	5,026,669
IHI Corp.	5,300	128,162
Inpex Corp.	61,210	557,929
Isuzu Motors, Ltd.	2,300	26,319
ITOCHU Corp.	1,900	36,371
Japan Airlines Co., Ltd. (b)	28,472	910,852
Japan Petroleum Exploration Co., Ltd.	2,000	46,744
Japan Post Holdings Co., Ltd.	7,800	88,373
Japan Retail Fund Investment Corp. - REIT	17	34,369
Japan Steel Works, Ltd. (The)	36,600	614,056
JTEKT Corp.	5,400	65,709
Kajima Corp. (b)	22,500	309,418
Kamigumi Co., Ltd. (b)	69,500	1,647,610
Kao Corp.	900	68,661
KDDI Corp.	2,100	53,501
Kenedix, Inc.	16,800	83,829
Kose Corp. (b)	2,500	420,498
Kurita Water Industries, Ltd.	171,700	4,278,575
Mabuchi Motor Co., Ltd.	1,800	61,746
Makita Corp.	2,000	68,144
Marubeni Corp.	71,300	473,057
Matsumotokiyoshi Holdings Co., Ltd. (b)	900	26,373
Mazda Motor Corp.	17,000	178,003
Medipal Holdings Corp.	5,400	119,441
MINEBEA MITSUMI, Inc. (b)	5,700	96,952
Miraca Holdings, Inc.	250,800	5,713,637
Mitsubishi Corp.	105,700	2,790,377
Mitsubishi Electric Corp. (b)	7,800	103,101
Mitsubishi Estate Co., Ltd.	13,696	255,497
Mitsubishi Gas Chemical Co., Inc. (b)	8,300	110,957
Mitsubishi Heavy Industries, Ltd.	600	26,155
Mitsubishi UFJ Financial Group, Inc.	76,323	364,867
Mitsui & Co., Ltd. (b)	277,500	4,526,182
Mitsui Fudosan Co., Ltd.	313,500	7,612,130
Mixi, Inc.	9,600	192,274
Morinaga & Co., Ltd.	174,100	8,493,315
MS&AD Insurance Group Holdings, Inc.	7,237	230,109
Murata Manufacturing Co., Ltd.	2,800	126,276
NEC Corp.	8,600	338,894

	Number of Shares	Value
Nexon Co., Ltd. (a)	3,516	$51,044
NHK Spring Co., Ltd.	9,700	74,756
Nikon Corp. (b)	14,200	201,305
Nintendo Co., Ltd. (b)	400	147,052
Nippon Densetsu Kogyo Co., Ltd.	11,400	229,358
Nippon Express Co., Ltd. (b)	5,800	309,132
Nippon Telegraph & Telephone Corp. (b)	6,500	302,920
Nohmi Bosai, Ltd.	41,900	896,660
Noritz Corp.	100,600	1,206,177
NSK, Ltd.	3,700	33,250
NTT DoCoMo, Inc.	6,400	149,367
Obayashi Corp. (b)	9,100	90,226
OKUMA Corp.	157,300	8,100,887
OLYMPUS Corp. (b)	26,800	298,750
Organo Corp.	38,400	1,279,856
Persol Holdings Co., Ltd.	11,300	266,236
Pola Orbis Holdings, Inc. (b)	10,300	288,380
Rakuten, Inc.	6,525	77,815
Recruit Holdings Co., Ltd.	4,100	137,067
Renesas Electronics Corp. (a)	18,400	91,671
Resona Holdings, Inc.	41,400	173,011
Sekisui Jushi Corp.	2,400	46,914
Seven Bank, Ltd.	2,717,900	7,124,911
SG Holdings Co., Ltd.	2,500	70,941
Shimamura Co., Ltd. (b)	500	37,416
Shinsei Bank, Ltd.	16,600	258,384
Shionogi & Co., Ltd. (b)	4,200	242,515
Showa Denko KK	1,200	35,587
Sinko Industries, Ltd.	91,600	1,335,148
SK Kaken Co., Ltd.	9,000	4,004,115
SoftBank Group Corp. (b)	18,800	905,948
Sojitz Corp.	154,900	498,426
Sony Corp.	18,569	970,210
Square Enix Holdings Co., Ltd.	9,690	311,356
Sumitomo Corp. (b)	26,100	396,184
Sumitomo Dainippon Pharma Co., Ltd. (b)	20,600	391,427
Sumitomo Heavy Industries, Ltd. (b)	7,000	241,490
Sumitomo Mitsui Financial Group, Inc. (b)	12,800	453,248
Sumitomo Mitsui Trust Holdings, Inc.	3,255	118,237
Sumitomo Realty & Development Co., Ltd.	2,300	82,242
Sumitomo Warehouse Co., Ltd. (The)	554,200	7,117,723
Sundrug Co., Ltd.	1,100	29,808
Suzuken Co., Ltd.	1,400	82,286
Sysmex Corp.	3,200	209,037
T&D Holdings, Inc.	8,200	89,436
Taiheiyo Cement Corp.	4,900	148,586
Taisei Corp. (b)	3,300	120,112
Taisho Pharmaceutical Holdings Co., Ltd.	300	23,097
Takeuchi Manufacturing Co., Ltd.	270,200	4,853,516
THK Co., Ltd. (b)	11,300	271,680

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2019

	Number of Shares	Value
Toei Co., Ltd.	67,000	$9,324,287
Tokio Marine Holdings, Inc.	2,200	110,408
Tosoh Corp. (b)	12,700	179,210
Toyo Seikan Kaisha Group Holdings, Ltd.	3,500	69,613
Toyo Tire Corp.	4,290	56,536
Toyota Boshoku Corp.	8,000	105,267
Toyota Industries Corp.	2,383	131,478
Toyota Motor Corp.	7,008	435,582
Toyota Tsusho Corp. (b)	3,600	109,387
TV Asahi Holdings Corp.	360,000	5,820,725
Zenkoku Hosho Co., Ltd.	1,953	75,087
		155,098,170
Kazakhstan — 0.1%
NAC Kazatomprom JSC - GDR (d) (e)	91,858	1,313,569
Lebanon — 0.0%
Solidere ADR (a)	38,451	257,237
Luxembourg — 0.2%
ArcelorMittal	260,329	4,661,960
d'Amico International Shipping SA (a)	1,081,608	115,487
SES SA	9,996	156,525
Tenaris SA	24,060	316,559
		5,250,531
Macau — 0.0%
Wynn Macau, Ltd.	10,000	22,466
Malaysia — 0.1%
AirAsia Berhad	227,832	150,536
Berjaya Sports Toto Berhad	181,243	121,056
BerMaz Motor Sdn Berhad	354,700	228,360
Carlsberg Brewery Malaysia Berhad	49,181	305,389
CIMB Group Holdings Berhad	121,675	158,457
Dufu Technology Corp. Berhad	370,611	140,418
Frontken Corp. Berhad	724,779	235,339
Genting Malaysia Berhad	273,710	214,656
Hong Leong Financial Group Berhad	13,439	60,292
IFCA MSC Berhad	1,909,939	173,169
IOI Properties Group Berhad	372,094	124,337
Magnum Berhad	336,173	216,409
OSK Holdings Berhad	422,522	96,133
Sime Darby Berhad	262,754	143,761
Sime Darby Plantation Berhad	191,867	228,435
Sime Darby Property Berhad	165,494	41,245
Sunway Berhad	328,484	133,552
Supermax Corp. Berhad	191,912	77,572
TIME dotCom Berhad	21,500	46,669
TRC Synergy Berhad	18	3
		2,895,788
Malta — 0.0%
Kindred Group plc	41,569	352,606
Mexico — 0.1%
America Movil SAB de CV, Series L - ADR	3,932	57,250
Banco del Bajio SA (e)	218,287	437,171
Cemex SAB de CV - SPADR	97,258	412,374

	Number of Shares	Value
Consorcio ARA SAB de CV	882,628	$195,897
Credito Real SAB de CV SOFOM ER	162,808	197,724
Gentera SAB de CV	472,135	408,825
Grupo Carso SAB de CV	40,438	150,933
Grupo Mexico SAB de CV, Series B	34,856	92,834
Megacable Holdings SAB de CV (UNIT)	10,345	44,088
Qualitas Controladora SAB de CV	28,597	80,247
		2,077,343
Monaco — 0.0%
Scorpio Tankers, Inc.	13,907	410,535
Netherlands — 0.5%
Adyen NV (a) (e)	457	352,884
Akzo Nobel NV	836	78,580
ASM International NV	454	29,581
ASR Nederland NV (b)	13,470	548,361
HAL Trust	482	69,719
Heineken Holding NV	403	42,305
ING Groep NV (b)	19,710	228,556
Koninklijke (Royal) KPN NV	23,285	71,500
Koninklijke Ahold Delhaize NV (b)	37,616	846,008
Koninklijke Philips NV	5,373	233,383
Randstad NV (b)	2,786	153,037
Royal Dutch Shell plc, Class A	29,735	970,733
Royal Dutch Shell plc, Class A - BATS Europe Shares	26,026	852,215
Royal Dutch Shell plc, Class A - Quote MTF Shares	164,198	5,346,832
Royal Dutch Shell plc, Class B	23,459	765,199
Signify NV (b) (e)	14,112	417,253
Wolters Kluwer NV (b)	5,225	380,393
		11,386,539
Nigeria — 0.0%
Access Bank plc	1,261,143	22,740
United Bank for Africa plc	5,943,571	102,222
Zenith Bank plc	3,046,880	167,354
		292,316
Norway — 0.1%
DNB ASA	5,416	100,743
Equinor ASA (b)	32,804	649,912
Gjensidige Forsikring ASA	1,948	39,228
Golden Ocean Group, Ltd.	5,217	30,225
Leroy Seafood Group ASA (b)	22,593	149,738
Norwegian Finans Holding ASA (a)	10,427	75,824
Salmar ASA (b)	16,368	711,827
		1,757,497
Pakistan — 0.0%
Bank of Punjab (The)	2,864,944	161,704
Engro Corp., Ltd.	56,710	95,130
Engro Fertilizers, Ltd.	319,289	127,255
Fauji Fertilizer Co., Ltd.	246,269	133,377
Lotte Chemical Pakistan, Ltd.	1,364,572	130,014
National Bank of Pakistan (a)	268,603	56,593

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2019

	Number of Shares	Value
Oil & Gas Development Co., Ltd.	15,975	$13,149
		717,222
Philippines (The) — 0.1%
ABS-CBN Holdings Corp. - PDR	354,913	116,679
Alliance Global Group, Inc.	339,100	102,199
Cebu Air, Inc.	22,867	40,637
Cosco Capital, Inc.	1,044,473	140,311
DMCI Holdings, Inc.	992,595	199,609
Filinvest Land, Inc.	5,972,636	219,255
First Gen Corp.	545,384	285,185
Globe Telecom, Inc.	5,592	246,746
Jollibee Foods Corp.	19,001	104,528
Lopez Holdings Corp.	1,117,523	90,091
SM Investments Corp.	13,666	258,476
Vista Land & Lifescapes, Inc.	493,420	68,657
		1,872,373
Poland — 0.0%
Asseco Poland SA	18,473	263,745
Ciech SA	7,124	79,751
		343,496
Portugal — 0.0%
EDP - Energias de Portugal SA	8,288	31,528
Galp Energia SGPS SA (b)	3,389	52,245
		83,773
Puerto Rico — 0.0%
Popular, Inc. (b)	16,515	895,774
Qatar — 0.0%
United Development Co. QSC	96,429	366,806
Russia — 1.3%
Aeroflot PJSC - Foreign Registered Shares	124,641	200,573
Bank St Petersburg PJSC	190,961	154,356
Beluga Group PJSC (a)	4,548	36,096
Credit Bank of Moscow PJSC (a)	735,666	69,423
Etalon Group plc - GDR (f)	1,094,333	2,440,345
Evraz plc	88,961	754,228
Federal Grid Co. Unified Energy System PJSC (a) (d)	1,229,751,154	3,942,582
Gazprom PAO (d)	1,433,250	5,280,946
Gazprom PJSC	35,330	130,177
Gazprom PJSC - SPADR	17,108	125,342
Lenta, Ltd. - GDR (a) (f)	535,481	1,734,977
LSR Group PJSC (a) (d)	36,566	453,344
LSR Group PJSC - GDR	30,794	79,142
Lukoil PJSC - SPADR	494	41,706
Magnitogorsk Iron & Steel Works PJSC	57,494	41,027
MD Medical Group Investments plc - GDR	12,184	60,920
MMC Norilsk Nickel PJSC	534	120,757
MMC Norilsk Nickel PJSC - ADR	6,610	150,090
Moscow Exchange MICEX-RTS PJSC (a) (d)	798,330	1,137,664
Mosenergo PJSC (a) (d)	4,199,792	166,812

	Number of Shares	Value
Polymetal International plc	11,976	$151,689
Polyus PJSC - GDR (f)	48,241	2,230,822
Rosneft Oil Co. PJSC - GDR	36,638	240,666
ROSSETI PJSC (a) (d)	9,103,750	198,671
RusHydro PJSC (a) (d)	300,738,327	2,873,855
RusHydro PJSC - ADR	2,192,911	1,997,814
Safmar Financial Investment	7,151	55,298
Sberbank of Russia PJSC (d)	672,017	2,533,497
Sberbank PAO - SPADR - OTC Shares	45,221	695,598
Sistema PJSFC	26,742	4,195
Sistema PJSFC - SPGDR - LSE Shares (f)	9,009	27,857
Sollers PJSC (a)	9,974	50,315
TMK PJSC	2,647	2,513
TMK PJSC - GDR (a) (f)	46,670	177,694
Unipro PJSC (a) (d)	3,196,030	132,872
X5 Retail Group NV - GDR	7,036	241,262
Yandex NV, Class A (a)	6,060	230,280
		28,965,405
Singapore — 0.2%
China Yuchai International, Ltd.	12,016	180,120
ComfortDelGro Corp., Ltd.	189,300	372,244
Genting Singapore, Ltd.	269,500	183,352
Golden Agri-Resources, Ltd.	20,926,500	4,486,592
Great Eastern Holdings, Ltd.	9,637	182,171
Venture Corp., Ltd.	5,000	60,236
		5,464,715
South Africa — 0.4%
African Phoenix Investments, Ltd. (a)	3,640,881	147,322
Anglo American Platinum, Ltd.	2,043	121,558
ArcelorMittal South Africa, Ltd. (a)	107,514	18,409
Bidvest Group, Ltd. (The)	5,180	69,652
DataTec, Ltd. (a)	17,182	42,378
Discovery, Ltd.	26,550	281,345
Gold Fields, Ltd.	164,669	900,392
Harmony Gold Mining Co., Ltd. - SPADR (a)	325,211	738,229
Hosken Consolidated Investments, Ltd.	30,144	228,586
Hosken Passenger Logistics and Rail, Ltd.	14,440	4,461
Impala Platinum Holdings, Ltd. (a)	529,526	2,625,673
Investec plc	22,364	145,382
Kumba Iron Ore, Ltd.	6,726	238,898
MiX Telematics, Ltd. - SPADR	9,733	146,287
Montauk Holdings, Ltd.	32,593	83,306
Multichoice Group, Ltd. (a)	692	6,587
Naspers, Ltd.	692	168,110
Nedbank Group, Ltd.	1,700	30,602
Net 1 UEPS Technologies, Inc. (a)	6,746	26,984
Niveus Investments, Ltd. (a)	27,381	3,888
Northam Platinum, Ltd. (a)	51,929	217,674
Oceana Group, Ltd.	40,020	195,928
Old Mutual, Ltd.	52,984	79,079
Peregrine Holdings, Ltd.	29,210	38,270
Remgro, Ltd.	12,900	172,247

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2019

	Number of Shares	Value
Reunert, Ltd.	13,950	$66,883
Sibanye Gold, Ltd. (a)	798,381	943,027
Super Group, Ltd. (a)	73,286	171,170
Telkom SA SOC, Ltd.	79,358	519,537
Tsogo Sun Holdings, Ltd.	235,937	255,054
Tsogo Sun Hotels, Ltd. (a)	49,930	14,889
		8,701,807
South Korea — 0.9%
Aju Capital Co., Ltd.	2,993	29,159
Autech Corp.	22,848	248,284
Binggrae Co., Ltd.	2,957	175,004
Cell Biotech Co., Ltd.	9,376	170,521
Chongkundang Holdings Corp.	1,753	171,771
Daesang Holdings Co., Ltd.	7,144	44,940
Daihan Pharmaceutical Co., Ltd.	2,602	78,975
Daishin Securities Co., Ltd.	20,260	242,963
Danawa Co., Ltd.	9,013	199,387
Daou Technology, Inc.	3,829	71,929
DHP Korea Co., Ltd.	2,212	17,006
DI Dong Il Corp.	1,372	102,987
Dong-A ST Co., Ltd.	225	19,779
DongKook Pharmaceutical Co., Ltd.	1,876	94,862
Dongwon Development Co., Ltd.	43,732	195,024
DY POWER Corp.	4,318	53,795
Eyesvision Corp.	36,302	166,767
GS Home Shopping, Inc.	1,686	251,423
Hana Pharm Co., Ltd.	9,929	216,730
Hankook Technology Group Co., Ltd.	33,639	499,473
Hanwha Corp.	15,950	368,689
Hanyang Eng Co., Ltd.	13,991	154,778
HS Industries Co., Ltd.	32,164	260,192
Hyundai Motor Co., Ltd.	17,307	2,097,751
Hyundai Telecommunication Co., Ltd.	14,212	124,474
Iljin Power Co., Ltd.	31,240	175,221
Innocean Worldwide, Inc.	436	26,918
Interpark Holdings Corp.	69,198	144,901
INTOPS Co., Ltd.	13,348	194,158
IS Dongseo Co., Ltd.	1,728	57,873
JB Financial Group Co., Ltd.	33,917	173,673
JW Holdings Corp.	4,462	23,571
Korea Electric Power Corp. - SPADR (a)	118,704	1,317,614
Korea Investment Holdings Co., Ltd.	9,769	684,175
Korea Real Estate Investment & Trust Co., Ltd.	97,991	199,836
Korea Zinc Co., Ltd.	158	65,180
KT Corp.	121,557	2,986,000
KT Corp. - SPADR	271,327	3,356,315
Kyobo Securities Co., Ltd.	21,079	201,072
LF Corp.	8,456	168,593
Maeil Dairies Co., Ltd.	2,528	184,997
MegaStudyEdu Co., Ltd.	9,253	279,247
Meritz Securities Co., Ltd.	145,131	674,530
MonAmi Co., Ltd.	8,330	18,738
NICE Information Service Co., Ltd.	14,685	215,572

	Number of Shares	Value
OPTRON-TEC, Inc.	29,115	$207,691
Orion Holdings Corp.	13,291	197,367
Osstem Implant Co., Ltd. (a)	5,725	371,916
Partron Co., Ltd.	41,026	630,660
Sammok S-Form Co., Ltd.	9,641	101,835
Samsung SDI Co., Ltd.	75	15,372
Samsung Securities Co., Ltd.	17,819	603,854
Samyang Holdings Corp.	1,888	120,482
Samyang Tongsang Co., Ltd.	913	52,250
Shinhan Financial Group Co., Ltd.	3,560	138,450
Shinsegae Information & Communication Co., Ltd.	1,487	156,628
Shinyoung Securities Co., Ltd.	506	26,390
SK Hynix, Inc.	7,824	471,311
UniTest, Inc.	28,787	299,406
Value Added Technology Co., Ltd.	7,813	191,728
Visang Education, Inc.	426	3,368
Youngone Holdings Co., Ltd.	1,294	68,205
Yuyu Pharma, Inc.	2,381	23,845
		20,885,605
Spain — 0.4%
ACS, Actividades de Construcciony Servicios SA	7,752	309,527
Amadeus IT Group SA (b)	87,336	6,911,430
Banco Bilbao Vizcaya Argentaria SA	65,749	367,681
Banco Santander SA	30,696	142,671
Bankia SA	16,206	38,299
Endesa SA	33,047	850,156
Fomento de Construcciones y Contratas SA	10,850	144,523
Grifols SA	4,668	137,933
Iberdrola SA (b)	48,045	479,243
Industria de Diseno Textil SA	9,328	280,261
Inmobiliaria Colonial Socimi SA	4,818	53,655
Inmobiliaria del Sur SA	2,608	33,205
Mediaset Espana Comunicacion SA	5,658	41,195
Realia Business SA (a)	160,504	169,741
Red Electrica Corp. SA (b)	9,417	196,056
Repsol SA (b)	7,143	111,978
		10,267,554
Sri Lanka — 0.0%
Aitken Spence plc	124,322	28,875
Ceylon Guardian Investment Trust plc	57,154	21,146
CT Holdings plc	92,900	87,376
Dialog Axiata plc	1,950,679	99,478
Hemas Holdings plc	1,243,138	436,494
Richard Pieris & Co. plc	401,198	22,336
		695,705
Sweden — 0.1%
Assa Abloy AB, Class B	10,924	247,303
Atlas Copco AB, Class B (b)	2,705	77,610
Essity AB, Class B	9,804	301,335
Fingerprint Cards AB, Class B (a)	70,140	124,266
G5 Entertainment AB	3,121	30,256

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2019

	Number of Shares	Value
Getinge AB, Class B	14,584	$229,781
Investor AB, Class B	6,935	333,179
Kinnevik AB, Class B	1,568	40,821
Modern Times Group MTG AB, Series B (a)	74	829
Nordic Entertainment Group AB, Class B	74	1,740
Sandvik AB	8,519	156,524
Securitas AB, Class B	2,150	37,734
Svenska Handelsbanken AB, Class A	6,197	61,351
Swedish Match AB (b)	7,604	321,377
Swedish Orphan Biovitrum AB (a)	34,069	656,905
Telefonaktiebolaget LM Ericsson, Series B (b)	55,420	525,952
Volvo AB, Class B	8,002	126,993
		3,273,956
Switzerland — 0.4%
Adecco Group AG (b)	11,506	691,502
Alcon, Inc. (a)	1,190	73,599
Coca-Cola HBC AG (a)	10,647	402,896
GAM Holding AG (a)	430	1,992
Garmin, Ltd.	2,742	218,812
Glencore plc (a)	211,600	736,310
Helvetia Holding AG	740	92,983
IWG plc	6,863	29,760
Nestle SA (b)	12,190	1,262,015
Novartis AG (b)	17,383	1,589,971
Roche Holding AG (b)	9,222	2,594,760
Sonova Holding AG	4,164	947,840
STMicroelectronics NV	4,279	75,923
Swiss Life Holding AG	43	21,312
Temenos AG (a)	1,010	180,854
Zurich Insurance Group AG	1,439	501,078
		9,421,607
Taiwan — 0.8%
Accton Technology Corp.	64,034	271,108
Acter Group Corp., Ltd.	23,275	126,407
APCB, Inc. (a)	171,000	165,628
Apex Biotechnology Corp.	132,821	133,909
Avita Corp.	31,000	41,624
BenQ Materials Corp.	179,000	139,812
Bioteque Corp.	49,805	194,444
Chenbro Micom Co., Ltd.	100,791	210,177
Chia Chang Co., Ltd.	129,000	156,600
Chicony Power Technology Co., Ltd.	43,410	68,531
Chong Hong Construction Co., Ltd.	71,800	206,472
Emerging Display Technologies Corp.	298,196	152,172
Eson Precision Ind Co., Ltd.	141,876	165,268
Excelsior Biopharma, Inc.	27,590	42,379
Farcent Enterprise Co., Ltd.	54,226	158,231
Farglory Land Development Co., Ltd.	56,261	74,643
FIT Hon Teng, Ltd. (e)	31,523	12,753
Fulgent Sun International Holding Co., Ltd.	73,679	168,007
Ginko International Co., Ltd.	41,000	257,782

	Number of Shares	Value
Hannstar Board Corp.	503,059	$503,822
Hanpin Electron Co., Ltd.	88,403	106,521
Hon Hai Precision Industry Co., Ltd. - GDR (f)	14,378	70,648
Hotron Precision Electronic Industrial Co., Ltd.	93,199	160,492
International Games System Co., Ltd.	78,963	762,942
Jarllytec Co., Ltd.	93,000	199,125
King Yuan Electronics Co., Ltd.	494,825	427,980
Kung Long Batteries Industrial Co., Ltd.	41,000	216,068
La Kaffa International Co., Ltd.	22,000	102,441
Lida Holdings, Ltd.	96,420	159,553
momo.com, Inc.	22,584	191,159
Namchow Holdings Co., Ltd.	111,386	199,067
Pou Chen Corp.	446,000	553,339
Qisda Corp.	86,000	55,733
Radiant Opto-Electronics Corp.	254,000	851,345
Sinbon Electronics Co., Ltd.	94,750	346,639
Sinmag Equipment Corp.	22,429	83,803
Sino-American Silicon Products, Inc. (a)	211,000	556,533
Soft-World International Corp.	39,274	93,069
Sun Max Tech, Ltd.	11,408	15,111
Syncmold Enterprise Corp.	49,365	133,633
Taiwan Paiho, Ltd.	218,000	631,779
Taiwan PCB Techvest Co., Ltd.	144,000	171,666
Taiwan Semiconductor Manufacturing Co., Ltd. - SPADR	145,666	5,705,737
TCI Co., Ltd.	16,000	220,372
TOPBI International Holdings, Ltd.	62,650	172,142
Tripod Technology Corp.	190,000	674,407
Unimicron Technology Corp.	929,000	1,059,719
Userjoy Technology Co., Ltd.	82,250	175,795
Wowprime Corp.	12,000	30,395
Zeng Hsing Industrial Co., Ltd.	37,059	174,760
		17,551,742
Thailand — 0.2%
Advanced Info Service PCL	44,912	316,328
Ananda Development PCL	1,734,938	217,238
Bangkok Bank PCL - Foreign Registered Shares	52,707	342,013
Bangkok Land PCL	4,788,254	268,551
KGI Securities Thailand PCL	1,038,734	160,548
Land and Houses PCL	1,122,555	402,645
LPN Development PCL	844,415	202,379
Major Cineplex Group PCL	293,129	279,580
MBK PCL	1,056,635	758,000
PTG Energy PCL	1,081,700	687,801
Quality Houses PCL	4,964,800	501,863
Sansiri PCL	5,008,100	241,689
SEAFCO PCL - Foreign Registered Shares	588,141	164,931
Somboon Advance Technology PCL	251,800	148,613
SPCG PCL	305,495	193,253
Thanachart Capital PCL	176,080	318,658
		5,204,090

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2019

	Number of Shares	Value
Turkey — 0.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS	25,688	$88,242
BIM Birlesik Magazalar AS	18,916	260,190
Emlak Konut Gayrimenkul Yatirim Ortakligi AS - REIT	2,854,380	557,117
Enerjisa Enerji AS (e)	95,168	90,578
GSD Holding AS (a)	349,109	50,035
KOC Holding AS	58,680	177,794
Tekfen Holding AS	203,306	912,238
Tofas Turk Otomobil Fabrikasi AS	9,681	32,276
Turkiye Garanti Bankasi AS (a)	16,633	26,149
Turkiye Halk Bankasi AS	697,779	691,759
Vestel Beyaz Esya Sanayi ve Ticaret AS	26,137	80,369
Vestel Elektronik Sanayi ve Ticaret AS (a)	246,687	526,648
		3,493,395
Ukraine — 0.2%
Astarta Holding NV (a)	90,707	595,157
Kernel Holding SA	58,329	754,549
MHP SA - GDR - OTC Shares (f)	259,134	2,617,169
		3,966,875
United Arab Emirates — 0.0%
RAK Properties PJSC (a)	650,761	76,187
United Kingdom — 4.5%
3i Group plc	31,916	451,939
Admiral Group plc	4,860	136,544
Aggreko plc	4,195	42,090
Anglo American plc	78,962	2,258,636
Ashtead Group plc	9,489	272,156
Associated British Foods plc	3,761	117,885
AstraZeneca plc	1,086	88,655
Aviva plc	14,155	75,078
Awilco Drilling plc (a)	14,955	47,687
Bank of Georgia Group plc	731	13,917
Barclays plc	450,208	858,167
BP plc	1,636,966	11,439,807
BP plc - SPADR	43,015	1,793,726
British American Tobacco plc	13,289	463,839
BT Group plc	2,907,622	7,267,905
BTG plc (a)	4,553	48,297
Burberry Group plc	42,180	1,000,691
Capita plc (a)	68,507	91,754
Capri Holdings, Ltd. (a) (b)	16,698	579,087
CNH Industrial NV	2,787	28,508
Countrywide plc (a)	1,361,214	72,749
Diageo plc	117,640	5,066,079
Dialog Semiconductor plc (a)	5,619	226,677
Dixons Carphone plc	102,222	142,097
Drax Group plc	81,218	268,409
Ensco Rowan plc, Class A	9,814	83,713
Experian plc	7,899	239,795
Ferroglobe plc	8,619	14,652
Ferroglobe plc - ENT (c) (d)	17,904	—

	Number of Shares	Value
Fiat Chrysler Automobiles NV (b)	22,711	$316,009
Foxtons Group plc (a)	152,549	102,649
Gabriel Resources, Ltd. (a)	1,962,000	629,254
Gem Diamonds, Ltd. (a)	79,402	77,602
Georgia Capital plc (a)	731	10,121
GlaxoSmithKline plc	9,329	186,744
Greene King plc	21,520	169,145
Hansteen Holdings plc - REIT	23,548	29,122
Hays plc	19,356	38,619
Howden Joinery Group plc	70,143	451,659
HSBC Holdings plc - LSE Shares	17,343	144,694
Hummingbird Resources plc (a)	90,569	19,576
Imperial Brands plc	8,985	210,970
Inchcape plc	21,640	169,293
Indivior plc (a)	313,004	169,740
Inmarsat plc	15,732	108,798
InterContinental Hotels Group plc	104,531	6,879,616
International Consolidated Airlines Group SA	700,803	4,251,168
Intertek Group plc	54,919	3,847,484
J D Wetherspoon plc	5,853	106,121
John Wood Group plc	4,224	24,401
Land Securities Group plc - REIT	10,305	109,154
Legal & General Group plc	6,199	21,219
Liberty Global plc, Class A (a)	13,235	357,213
Liberty Global plc, Series C (a)	13,928	369,510
LivaNova plc (a)	3,625	260,855
Lloyds Banking Group plc	12,284,892	8,846,873
London Stock Exchange Group plc	2,161	150,565
Luceco plc (e)	85,820	116,894
Man Group PLC	210,806	417,097
Meggitt plc	13,422	89,441
Melrose Industries plc	93,236	214,596
Michelmersh Brick Holdings plc	274,186	320,410
Micro Focus International plc	4,337	113,586
Moneysupermarket.com Group plc	71,344	374,028
Next plc	2,123	149,001
nVent Electric plc	9,476	234,910
Ocado Group plc (a)	42,761	633,805
Pagegroup plc	29,452	192,374
Paragon Banking Group plc	36,848	205,583
Pendragon plc	1,104,719	227,969
Provident Financial plc	4,478	23,492
Prudential plc	3,831	83,442
QinetiQ Group plc	34,081	120,931
Quilter plc (e)	17,660	31,593
Reckitt Benckiser Group plc	54,737	4,325,719
Rentokil Initial plc	4,279	21,622
Rio Tinto plc	140,269	8,653,898
Rio Tinto, Ltd.	1,842	134,409
Rockhopper Exploration plc (a)	210,709	54,945
Royal Bank of Scotland Group plc	1,592,284	4,445,463
Sage Group plc (The)	767,092	7,826,728
Segro plc - REIT	13,225	122,668

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2019

	Number of Shares	Value
Smith & Nephew plc	9,350	$202,895
Spectris plc	722	26,414
Standard Chartered plc	20,969	190,807
Standard Life Aberdeen plc	51,755	193,841
Stolt-Nielsen, Ltd.	62,868	764,921
TalkTalk Telecom Group plc	35,526	50,427
Tate & Lyle plc	15,273	143,221
Taylor Wimpey plc	21,094	42,262
Tesco plc	1,728,233	4,986,033
TP ICAP plc	2,284	8,704
Travis Perkins plc	1,492	24,205
Treatt plc	16,626	97,100
Unilever NV	7,034	428,469
Unilever plc	89,482	5,556,642
Venator Materials plc (a)	8,251	43,648
Vodafone Group plc	249,178	408,730
Willis Towers Watson plc	2,068	396,105
Wm Morrison Supermarkets plc	54,575	139,597
Yellow Cake plc (a) (e)	323,637	841,036
		104,928,374
Total Foreign Common Stocks (Cost $831,528,608)		883,162,153
Total Common Stocks (Cost $1,270,002,121)		1,395,484,093

	Number of Contracts	Value
Rights — 0.0%
Hertz Global Holdings, Inc., Expiring 07/12/19 (United States) (a)	683	$1,332
Pan American Silver Corp., Expiring 02/22/29 (Canada) (a) (c) (d)	367,492	94,570
Total Rights (Cost $84,662)		95,902
Warrants — 0.0%
American International Group, Inc., Expiring 01/19/21 (United States) (a)	46,035	563,929
d'Amico International Shipping SA, Expiring 06/30/22 (Luxembourg) (a)	144,361	1,412
OSK Holdings Berhad, Expiring 07/22/20 (Malaysia) (a)	106,690	903
Total Warrants (Cost $853,214)		566,244

	Principal Amount	Value
Convertible Bonds — 0.0%
Food & Beverage — 0.0%
Terravia Holdings, Inc., 5.000%, 10/01/19 (g) (Cost $0)	$ 501,400	$ 10,028
US Treasury Bonds/Notes — 8.1%
US Treasury Inflation Indexed Note, 0.125%, 07/15/22	14,750,323	14,705,714
US Treasury Inflation Indexed Note, 0.125%, 01/15/23	14,719,312	14,635,984
US Treasury Inflation Indexed Note, 0.625%, 04/15/23	15,683,902	15,868,612

	Principal Amount	Value
US Treasury Inflation Indexed Note, 0.375%, 07/15/23	$14,598,048	$14,715,655
US Treasury Inflation Indexed Note, 0.625%, 01/15/24	14,558,221	14,811,691
US Treasury Inflation Indexed Note, 0.500%, 04/15/24	10,583,581	10,715,715
US Treasury Note, 1.375%, 05/31/20	9,774,000	9,717,494
US Treasury Note, 2.250%, 03/31/21	21,592,000	21,759,844
US Treasury Note, 1.125%, 09/30/21	5,828,000	5,751,052
US Treasury Note, 1.750%, 04/30/22	10,752,000	10,761,240
US Treasury Note, 1.500%, 03/31/23	9,869,000	9,786,887
US Treasury Note, 1.375%, 09/30/23	7,353,000	7,242,705
US Treasury Note, 2.500%, 05/15/24	7,169,000	7,415,154
US Treasury Note, 2.125%, 05/15/25	7,799,000	7,930,608
US Treasury Note, 2.250%, 11/15/25	8,350,000	8,551,248
US Treasury Note, 2.000%, 11/15/26	3,695,000	3,723,146
US Treasury Note, 2.250%, 08/15/27	2,910,000	2,980,590
US Treasury Note, 2.750%, 02/15/28	3,796,000	4,036,216
US Treasury Note, 3.125%, 11/15/28	3,460,000	3,795,052
Total US Treasury Bonds/Notes (Cost $184,400,430)		188,904,607

	Number of Shares	Value
Acquired Funds — 20.5%
Exchange-Traded Funds (ETFs) — 7.4%
Consumer Discretionary Select Sector SPDR Fund	25,191	$3,002,767
Energy Select Sector SPDR Fund	300,678	19,156,195
Financial Select Sector SPDR Fund	2,044,030	56,415,228
Health Care Select Sector SPDR Fund	217,079	20,110,199
SPDR S&P 500 ETF Trust	131,156	38,428,708
Technology Select Sector SPDR Fund	161,042	12,567,718
Vanguard S&P 500 ETF	83,965	22,599,180
		172,279,995
Private Investment Funds (h) — 13.1%
Canyon Value Realization Fund, LP (a) (c) (d) (i)		62,459,586
Eversept Global Healthcare Fund, LP (a) (c) (d) (i)		37,484,838
Farallon Capital Institutional Partners, LP (a) (c) (d) (i)		2,131,583
GSA Trend Fund, Ltd. (a) (c) (d) (i)	552,831	47,902,032
Honeycomb Partners, LP (a) (c) (d) (i)		74,481,959
Lansdowne Developed Markets Fund, Ltd. (a) (c) (d) (i)	62,539	35,528,017
Neo Ivy Capital Fund, LP (a) (c) (d) (i)		10,361,859
OZ Domestic Partners, LP (a) (c) (d) (i)		31,999
QVT Roiv Hldgs Onshore, Ltd. (a) (c) (d) (i)	3,114	4,676,805
Tessera Offshore Fund, Ltd. (a) (c) (d) (i)	2,500	28,136,759
		303,195,437
Total Acquired Funds (Cost $386,496,449)		475,475,432

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2019

	Number of Shares	Value
Publicly Traded Limited Partnerships — 0.1%
Capital Product Partners LP	15,662	$164,451
Lazard, Ltd.	10,385	357,140
Rattler Midstream LP (b)	45,318	878,716
Total Publicly Traded Limited Partnerships (Cost $1,539,283)		1,400,307
Preferred Stocks — 0.2%
Bancolombia SA, 2.59% (Colombia)	13,774	174,881
Cia Paranaense de Energia, 2.90% (Brazil)	7,800	98,720
CJ Corp. - ENT, 2.00% (South Korea) (a) (d)	808	70,727
Draegerwerk AG & Co. KGaA, 0.38% (Germany)	17,990	1,134,973
Hyundai Motor Co., Ltd., 3.52% (South Korea)	13,108	980,670
Itausa - Investimentos Itau SA, 3.15% (Brazil)	61,677	207,038
Metalurgica Gerdau SA, 2.48% (Brazil)	557,600	1,051,322
Porsche Automobil Holding SE, 3.78% (Germany)	3,256	211,551
Samsung Electronics Co., Ltd., 2.77% (South Korea)	41,910	1,387,699
Saraiva SA Livreiros Editores, 0.00% (Brazil) (a)	23,512	8,940
Schaeffler AG, 8.62% (Germany)	3,722	27,696
Transneft PJSC, 2.56% (Russia)	13	34,049
Total Preferred Stocks (Cost $4,333,949)		5,388,266

	Number of Contracts	Value
Purchased Option Contracts — 0.0%
Calls — 0.0%
Antero Resources Corp., Notional Amount $557,250, Strike Price $7.5 Expiring 07/19/2019 (United States) Unrealized depreciation $(15,447)	743	$—
Callon Petroleum Co., Notional Amount $779,800, Strike Price $7 Expiring 07/19/2019 (United States) Unrealized depreciation $(1,954)	1,114	27,850
Cimarex Energy Co., Notional Amount $1,368,000, Strike Price $80 Expiring 09/20/2019 (United States) Unrealized depreciation $(28,554)	171	2,565
Pioneer Natural Resources Co., Notional Amount $2,450,000, Strike Price $175 Expiring 09/20/2019 (United States) Unrealized depreciation $(14,318)	140	51,100
Range Resources Corp., Notional Amount $1,192,000, Strike Price $8 Expiring 09/20/2019 (United States) Unrealized appreciation $1,490	1,490	59,600
Wpx Energy, Inc., Notional Amount $892,800, Strike Price $12 Expiring 08/16/2019 (United States) Unrealized depreciation $(6,696)	744	44,640
Total Calls (Cost $251,234)		185,755

	Number of Contracts	Value
Puts — 0.0%
Cabot Oil & Gas Corp., Notional Amount $3,450,000, Strike Price $23 Expiring 07/19/2019 (United States) Unrealized appreciation $6,960	1,500	$105,000
California Resources Corp., Notional Amount $1,200,000, Strike Price $16 Expiring 07/19/2019 (United States) Unrealized depreciation $(114,750)	750	27,750
Cheniere Energy, Inc., Notional Amount $2,318,750, Strike Price $62.5 Expiring 07/19/2019 (United States) Unrealized depreciation $(40,280)	371	10,759
Chesapeake Energy Corp., Notional Amount $3,120,000, Strike Price $2 Expiring 07/19/2019 (United States) Unrealized appreciation $33,100	15,600	234,000
Encana Corp., Notional Amount $746,500, Strike Price $5 Expiring 07/19/2019 (United States) Unrealized depreciation $(33,648)	1,493	34,339
Hess Corp., Notional Amount $2,535,800, Strike Price $62 Expiring 07/19/2019 (United States) Unrealized appreciation $15,207	409	66,667
Murphy Oil Corp., Notional Amount $930,000, Strike Price $25 Expiring 07/19/2019 (United States) Unrealized depreciation $(14,508)	372	39,060
National Fuel Gas Co., Notional Amount $632,500, Strike Price $55 Expiring 07/19/2019 (United States) Unrealized appreciation $3,688	115	26,450
Plains GP Holdings LP, Notional Amount $5,717,800, Strike Price $22 Expiring 07/19/2019 (United States) Unrealized depreciation $(155,940)	2,599	—
QEP Resources, Inc., Notional Amount $879,600, Strike Price $6 Expiring 07/19/2019 (United States) Unrealized depreciation $(57,316)	1,466	14,660
Southwestern Energy Co., Notional Amount $1,540,000, Strike Price $3.5 Expiring 07/19/2019 (United States) Unrealized appreciation $68,175	4,400	154,000
Southwestern Energy Co., Notional Amount $2,630,400, Strike Price $3 Expiring 09/20/2019 (United States) Unrealized appreciation $5,368	8,768	236,736
Total Puts (Cost $1,233,365)		949,421
Total Purchased Option Contracts (Cost $1,484,599)		1,135,176

	Number of Units	Value
Disputed Claims Receipt — 0.0%
AMR Corp. (Cost $0) (a) (c) (d) (i)	260,322	$—

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2019

	Principal Amount	Value
Short-Term Investments — 13.8%
Repurchase Agreement — 4.3%
Fixed Income Clearing Corp. issued on 06/28/19 (proceeds at maturity $99,106,832) (collateralized by US Treasury Inflation Indexed Note, due 04/15/22 with a par value of $95,035,000 and a total market value of $99,049,659; and US Treasury Note, due 03/31/21 with a par value of $2,015,000 and a total market value of $2,041,509), 0.500%, 07/01/19
(Cost $99,102,703)	$99,102,703	$99,102,703
US Treasury Bills (j) — 9.5%
US Treasury Bill, 2.499%, 07/11/19 (k)	40,000,000	39,972,944
US Treasury Bill, 2.427%, 07/18/19 (k) (l)	100,000,000	99,885,982
US Treasury Bill, 2.309%, 08/06/19 (k)	50,000,000	49,886,525
US Treasury Bill, 2.484%, 08/08/19 (k) (l)	30,000,000	29,923,351
Total US Treasury Bills (Cost $219,668,802)		219,668,802
Total Short-Term Investments (Cost $318,771,505)		318,771,505
Total Investments — 102.7% (Cost $2,167,966,212)		$2,387,231,560
Liabilities in Excess of Other Assets — (2.7)%		(63,141,798)
Net Assets — 100.0%		$2,324,089,762

	Number of Shares	Value
Securities Sold Short — (6.6)%
Common Stocks — (6.6)%
US Common Stocks — (4.8)%
Aerospace — (0.0)%
TransDigm Group, Inc. (a)	(715)	$(345,917)
Airlines — (0.0)%
Delta Air Lines, Inc.	(5,081)	(288,347)
Southwest Airlines Co.	(3,884)	(197,229)
		(485,576)
Auto Components — (0.1)%
Adient plc	(18,667)	(453,048)
Visteon Corp. (a)	(6,282)	(368,000)
		(821,048)
Automobiles — (0.1)%
General Motors Co.	(4,015)	(154,698)
Tesla, Inc. (a)	(4,839)	(1,081,323)
Thor Industries, Inc.	(198)	(11,573)
		(1,247,594)
Biotechnology — (0.1)%
Agios Pharmaceuticals, Inc. (a)	(4,208)	(209,895)
Alnylam Pharmaceuticals, Inc. (a)	(3,045)	(220,945)
Bluebird Bio, Inc. (a)	(6,181)	(786,223)
Gilead Sciences, Inc.	(541)	(36,550)
Ligand Pharmaceuticals, Inc. (a)	(5,967)	(681,133)
Sage Therapeutics, Inc. (a)	(2,457)	(449,852)

	Number of Shares	Value
Seattle Genetics, Inc. (a)	(1,417)	$(98,071)
		(2,482,669)
Building Products — (0.0)%
Owens Corning	(668)	(38,878)
Capital Markets — (0.0)%
Stifel Financial Corp.	(1,566)	(92,488)
Virtu Financial, Inc., Class A	(32,577)	(709,527)
		(802,015)
Chemicals — (0.1)%
Albemarle Corp.	(12,324)	(867,733)
Element Solutions, Inc. (a)	(46,042)	(476,074)
International Flavors & Fragrances, Inc.	(3,072)	(445,716)
Olin Corp.	(15,060)	(329,965)
		(2,119,488)
Commercial Banks — (0.1)%
Bank OZK	(609)	(18,325)
Home BancShares, Inc.	(6,449)	(124,208)
Pinnacle Financial Partners, Inc.	(6,074)	(349,133)
Sterling Bancorp	(78,228)	(1,664,692)
SVB Financial Group (a)	(365)	(81,975)
United Bankshares, Inc.	(23,440)	(869,390)
		(3,107,723)
Commercial Services & Supplies — (0.0)%
Stericycle, Inc. (a)	(7,278)	(347,525)
Communications Equipment — (0.1)%
Lumentum Holdings, Inc. (a)	(3,948)	(210,863)
ViaSat, Inc. (a)	(10,742)	(868,168)
		(1,079,031)
Computers & Peripherals — (0.0)%
Dell Technologies, Inc., Class C (a)	(236)	(11,989)
Seagate Technology plc	(6,826)	(321,641)
		(333,630)
Construction & Engineering — (0.0)%
Arconic, Inc.	(11,514)	(297,291)
Granite Construction, Inc.	(8,002)	(385,536)
Lennar Corp., Class A	(1,086)	(52,628)
		(735,455)
Diversified Consumer Services — (0.0)%
Sotheby's (a)	(857)	(49,817)
Electronic Equipment, Instruments & Components — (0.1)%
BWX Technologies, Inc.	(4,178)	(217,674)
Cognex Corp.	(10,806)	(518,472)
Coherent, Inc. (a)	(1,641)	(223,783)
Dril-Quip, Inc. (a)	(2,870)	(137,760)
IPG Photonics Corp. (a)	(1,347)	(207,775)
Littelfuse, Inc.	(2,218)	(392,386)
Universal Display Corp.	(3,331)	(626,428)
		(2,324,278)
Energy Equipment & Services — (0.1)%
Baker Hughes a GE Co.	(23,564)	(580,381)

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2019

	Number of Shares	Value
Helmerich & Payne, Inc.	(10,272)	$(519,968)
Nabors Industries, Ltd.	(89,222)	(258,744)
National Oilwell Varco, Inc.	(7,318)	(162,679)
Oceaneering International, Inc. (a)	(3,943)	(80,398)
RPC, Inc.	(6,318)	(45,553)
		(1,647,723)
Food Products — (0.1)%
Conagra Brands, Inc.	(61,405)	(1,628,460)
Hain Celestial Group, Inc. (The) (a)	(22,050)	(482,895)
Kraft Heinz Co. (The)	(3,021)	(93,772)
		(2,205,127)
Health Care Equipment & Supplies — (0.1)%
Insulet Corp. (a)	(10,081)	(1,203,470)
NuVasive, Inc. (a)	(4,851)	(283,977)
		(1,487,447)
Health Care Providers & Services — (0.2)%
Acadia Healthcare Co., Inc. (a)	(29,338)	(1,025,363)
Brookdale Senior Living, Inc. (a)	(2,612)	(18,833)
DexCom, Inc. (a)	(16,123)	(2,415,870)
		(3,460,066)
Hotels, Restaurants & Leisure — (0.1)%
Caesars Entertainment Corp. (a)	(17,457)	(206,342)
International Game Technology plc	(1,018)	(13,203)
Penn National Gaming, Inc. (a)	(28,847)	(555,593)
Scientific Games Corp., Class A (a)	(18,045)	(357,652)
		(1,132,790)
Insurance — (0.0)%
Hanover Insurance Group, Inc. (The)	(393)	(50,422)
Hartford Financial Services Group, Inc. (The)	(7,804)	(434,839)
Travelers Cos, Inc. (The)	(406)	(60,705)
		(545,966)
Internet & Catalog Retail — (0.0)%
Liberty Expedia Holdings, Inc., Class A (a)	(457)	(21,840)
Qurate Retail, Inc. (a)	(10,603)	(131,371)
		(153,211)
Internet Software & Services — (0.0)%
eBay, Inc.	(643)	(25,399)
IT Services — (0.0)%
First Data Corp., Class A (a)	(4,329)	(117,186)
Switch, Inc., Class A	(49,528)	(648,322)
		(765,508)
Machinery — (0.1)%
Wabtec Corp.	(28,107)	(2,016,958)
Welbilt, Inc. (a)	(41,052)	(685,569)
		(2,702,527)
Media — (0.0)%
Comcast Corp., Class A	(644)	(27,228)
Meredith Corp.	(5,332)	(293,580)
		(320,808)

	Number of Shares	Value
Metals & Mining — (0.1)%
Allegheny Technologies, Inc. (a)	(42,406)	$(1,068,631)
Commercial Metals Co.	(5,161)	(92,124)
Compass Minerals International, Inc.	(7,921)	(435,259)
Freeport-McMoRan, Inc.	(24,944)	(289,600)
Newmont Mining Corp.	(2,138)	(82,249)
Royal Gold, Inc.	(4,870)	(499,126)
United States Steel Corp.	(9,030)	(138,249)
		(2,605,238)
Multi-Utilities — (0.0)%
Ameren Corp.	(5,817)	(436,915)
Consolidated Edison, Inc.	(787)	(69,004)
DTE Energy Co.	(2,242)	(286,707)
		(792,626)
Oil, Gas & Consumable Fuels — (3.1)%
Altus Midstream Co., Class A (a)	(121,359)	(451,456)
Antero Midstream Corp.	(140,161)	(1,606,245)
Apache Corp.	(69,293)	(2,007,418)
California Resources Corp. (a)	(66,124)	(1,301,320)
Callon Petroleum Co. (a)	(434,952)	(2,866,334)
Centennial Resource Development, Inc., Class A (a)	(217,812)	(1,653,193)
Cheniere Energy, Inc. (a)	(17,956)	(1,229,088)
Chesapeake Energy Corp. (a)	(455,098)	(887,441)
Chevron Corp.	(461)	(57,367)
Concho Resources, Inc.	(5,733)	(591,531)
Denbury Resources, Inc. (a)	(803,281)	(996,068)
EnLink Midstream LLC	(104,314)	(1,052,528)
Equitrans Midstream Corp. (a)	(17,246)	(339,919)
Extraction Oil & Gas, Inc. (a)	(556,628)	(2,410,199)
Exxon Mobil Corp.	(65,122)	(4,990,299)
Gulfport Energy Corp. (a)	(147,513)	(724,289)
Hess Corp.	(46,372)	(2,947,868)
HighPoint Resources Corp. (a)	(357,284)	(650,257)
Kinder Morgan, Inc.	(230,087)	(4,804,217)
Magnolia Oil & Gas Corp. (a)	(338,740)	(3,922,609)
Marathon Oil Corp.	(47,234)	(671,195)
Matador Resources Co. (a)	(364,958)	(7,255,365)
Murphy Oil Corp.	(142,545)	(3,513,734)
National Fuel Gas Co.	(35,918)	(1,894,675)
Noble Energy, Inc.	(154,699)	(3,465,258)
Oasis Petroleum, Inc. (a)	(33,163)	(188,366)
ONEOK, Inc.	(144,031)	(9,910,773)
Pioneer Natural Resources Co.	(8,154)	(1,254,574)
QEP Resources, Inc. (a)	(102,638)	(742,073)
Range Resources Corp.	(26,717)	(186,485)
Roan Resources, Inc. (a)	(423,988)	(737,739)
SM Energy Co.	(1,490)	(18,655)
Southwestern Energy Co. (a)	(840,464)	(2,655,866)
Talos Energy, Inc. (a)	(11,297)	(271,693)
Targa Resources Corp.	(5,347)	(209,923)
Whiting Petroleum Corp. (a)	(72,780)	(1,359,530)
Williams Cos., Inc. (The)	(60,443)	(1,694,822)
		(71,520,372)

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2019

	Number of Shares	Value
Pharmaceuticals — (0.0)%
Catalent, Inc. (a)	(6,089)	$(330,085)
Real Estate Investment Trusts (REITs) — (0.0)%
Colony Capital, Inc.	(27,555)	(137,775)
Road & Rail — (0.0)%
Knight-Swift Transportation Holdings, Inc.	(16,980)	(557,623)
Semiconductors & Semiconductor Equipment — (0.1)%
Advanced Micro Devices, Inc. (a)	(7,949)	(241,411)
Cree, Inc. (a)	(5,710)	(320,788)
Microchip Technology, Inc.	(5,183)	(449,366)
Skyworks Solutions, Inc.	(332)	(25,654)
		(1,037,219)
Software — (0.0)%
2U, Inc. (a)	(2,976)	(112,016)
FireEye, Inc. (a)	(10,928)	(161,844)
Guidewire Software, Inc. (a)	(3,223)	(326,748)
Splunk, Inc. (a)	(983)	(123,612)
		(724,220)
Specialty Retail — (0.1)%
Advance Auto Parts, Inc.	(252)	(38,843)
CarMax, Inc. (a)	(3,871)	(336,119)
Floor & Decor Holdings, Inc., Class A (a)	(13,249)	(555,133)
Mattel, Inc. (a)	(25,207)	(282,571)
		(1,212,666)
Textiles, Apparel & Luxury Goods — (0.0)%
Hanesbrands, Inc.	(3,551)	(61,148)
Under Armour, Inc.,Class A (a)	(8,243)	(208,960)
		(270,108)
Thrifts & Mortgage Finance — (0.0)%
LendingTree, Inc. (a)	(793)	(333,084)
Total US Common Stocks (Proceeds $107,114,589)		(110,288,232)
Foreign Common Stocks — (1.8)%
Australia — (0.1)%
AMP, Ltd.	(48,986)	(73,025)
Aristocrat Leisure, Ltd.	(2,057)	(44,475)
Challenger, Ltd.	(121,182)	(566,269)
Domino's Pizza Enterprises, Ltd.	(4,031)	(106,672)
Magellan Financial Group, Ltd.	(3,878)	(139,183)
SEEK, Ltd.	(32,796)	(488,030)
Sydney Airport	(6,449)	(36,437)
Tabcorp Holdings, Ltd.	(37,487)	(117,290)
Vocus Group, Ltd. (a)	(7,500)	(17,266)
WorleyParsons, Ltd.	(27,058)	(280,887)
		(1,869,534)
Austria — (0.0)%
ams AG (a)	(3,095)	(121,370)

	Number of Shares	Value
Belgium — (0.0)%
Telenet Group Holding NV	(565)	$(31,511)
Umicore SA	(9,549)	(307,028)
		(338,539)
Bermuda — (0.1)%
Assured Guaranty, Ltd.	(662)	(27,857)
Everest Re Group, Ltd.	(613)	(151,521)
Marvell Technology Group, Ltd.	(58,042)	(1,385,463)
		(1,564,841)
Canada — (0.5)%
ARC Resources, Ltd.	(221,204)	(1,082,752)
Cenovus Energy, Inc.	(482,612)	(4,256,553)
Crescent Point Energy Corp.	(329,071)	(1,088,066)
Encana Corp.	(146,725)	(752,698)
Husky Energy, Inc.	(80,954)	(767,164)
Imperial Oil, Ltd.	(70,585)	(1,954,421)
Kelt Exploration, Ltd. (a)	(248,743)	(740,787)
Peyto Exploration & Development Corp.	(372,069)	(1,113,749)
Seven Generations Energy, Ltd., Class A (a)	(88,579)	(434,254)
		(12,190,444)
Denmark — (0.1)%
AP Moller - Maersk A/S, Class B	(906)	(1,124,354)
Chr Hansen Holding A/S	(1,619)	(152,234)
Dfds A/S	(3,203)	(135,809)
Drilling Co. of 1972 A/S (The) (a)	(1,201)	(93,446)
		(1,505,843)
Finland — (0.0)%
Huhtamaki Oyj	(6,014)	(247,308)
Outokumpu Oyj	(132,432)	(451,867)
		(699,175)
France — (0.1)%
Altran Technologies SA	(38,193)	(606,122)
Bollore SA	(19,954)	(88,046)
Elior Group SA (e)	(7,726)	(106,440)
Iliad SA	(5,838)	(657,085)
JCDecaux SA	(2,429)	(73,581)
Technicolor SA (a)	(25,279)	(23,401)
Valeo SA	(25,498)	(829,451)
		(2,384,126)
Germany — (0.1)%
1 & &1 Drillisch AG	(2,709)	(90,135)
Aurubis AG	(1,333)	(64,923)
Delivery Hero SE (a) (e)	(7,837)	(355,478)
Deutsche Bank AG	(71,950)	(554,603)
Fraport AG Frankfurt Airport Services Worldwide	(1,059)	(91,037)
Freenet AG	(2,101)	(42,033)
Telefonica Deutschland Holding AG	(19,089)	(53,362)
thyssenkrupp AG	(83,210)	(1,216,909)
TUI AG	(36,527)	(358,330)

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2019

	Number of Shares	Value
United Internet AG	(12,546)	$(413,145)
Zalando SE (a) (e)	(5,479)	(243,101)
		(3,483,056)
Ireland — (0.1)%
Aptiv plc	(9,645)	(779,605)
James Hardie Industries plc	(103,253)	(1,358,250)
Perrigo Co. plc	(2,994)	(142,574)
Transocean, Ltd. (a)	(188,275)	(1,206,843)
		(3,487,272)
Italy — (0.1)%
Autogrill SpA	(1,962)	(20,544)
Banco BPM SpA (a)	(14,605)	(29,727)
Brembo SpA	(15,536)	(178,969)
Buzzi Unicem SpA	(2,542)	(51,489)
Ferrari NV	(1,005)	(163,203)
Pirelli & C SpA (e)	(53,952)	(318,919)
Prysmian SpA	(5,033)	(103,873)
Saipem SpA (a)	(10,656)	(53,221)
Telecom Italia SpA (a)	(261,814)	(142,960)
Unione di Banche Italiane SpA	(62,935)	(171,752)
		(1,234,657)
Japan — (0.1)%
Asahi Intecc Co., Ltd.	(2,000)	(49,449)
Asics Corp.	(5,300)	(57,578)
Chugoku Electric Power Co., Inc. (The)	(1,700)	(21,455)
CyberAgent, Inc.	(4,400)	(159,917)
FamilyMart UNY Holdings Co., Ltd.	(2,400)	(57,201)
Hitachi Chemical Co., Ltd.	(1,600)	(43,520)
Hokuriku Electric Power Co. (a)	(8,000)	(58,056)
Japan Airport Terminal Co., Ltd.	(600)	(25,723)
Kansai Paint Co., Ltd.	(7,200)	(151,393)
Keikyu Corp.	(3,500)	(60,343)
Mercari, Inc. (a)	(800)	(21,293)
MISUMI Group, Inc.	(900)	(22,678)
Nippon Paint Holdings Co., Ltd.	(12,700)	(493,832)
Sumitomo Metal Mining Co., Ltd.	(2,800)	(83,939)
Taiyo Nippon Sanso Corp.	(3,500)	(74,204)
Yaskawa Electric Corp.	(6,400)	(218,796)
		(1,599,377)
Luxembourg — (0.0)%
Eurofins Scientific	(167)	(73,877)
Millicom International Cellular SA SDR	(735)	(41,359)
Tenaris SA	(7,059)	(92,876)
		(208,112)
Netherlands — (0.1)%
Altice Europe NV, Class A (a)	(19,472)	(69,999)
Boskalis Westminster NV - CVA	(5,613)	(129,649)
Koninklijke Vopak NV	(1,388)	(64,139)
OCI NV (a)	(4,025)	(110,499)
Royal Dutch Shell plc, Class A - SPADR	(25,458)	(1,656,552)
SBM Offshore NV	(5,624)	(108,867)
		(2,139,705)

	Number of Shares	Value
Norway — (0.1)%
Adevinta ASA, Class A (a)	(3,204)	$(35,644)
Equinor ASA - SPADR	(75,766)	(1,498,651)
Schibsted ASA, Class A	(3,412)	(94,252)
Yara International ASA	(7,185)	(348,747)
		(1,977,294)
Panama — (0.0)%
Copa Holdings SA, Class A	(625)	(60,981)
Singapore — (0.0)%
Keppel Corp., Ltd.	(4,500)	(22,224)
Spain — (0.1)%
Cellnex Telecom SA (a) (e)	(36,422)	(1,348,285)
Sweden — (0.0)%
BillerudKorsnas AB	(4,445)	(59,158)
Hexpol AB	(5,639)	(45,979)
Husqvarna AB	(26,405)	(246,999)
SSAB AB, Class A	(6,097)	(21,257)
Svenska Cellulosa AB, Class B	(6,426)	(55,849)
Tele2 AB, Class B	(12,436)	(181,624)
		(610,866)
Switzerland — (0.0)%
Dufry AG (a)	(257)	(21,770)
Sunrise Communications Group AG (a) (e)	(1,185)	(88,439)
		(110,209)
United Arab Emirates — (0.0)%
NMC Health plc	(22,966)	(700,917)
United Kingdom — (0.2)%
Amcor, Ltd.	(10,193)	(115,856)
ASOS plc (a)	(5,046)	(163,489)
EasyJet plc	(10,603)	(128,493)
Ensco Rowan plc, Class A	(98,149)	(837,211)
GVC Holdings plc	(56,208)	(465,314)
Hargreaves Lansdown plc	(2,360)	(57,582)
John Wood Group plc	(135,100)	(780,451)
Melrose Industries plc	(34,784)	(80,060)
Merlin Entertainments plc (e)	(114,066)	(650,596)
Micro Focus International plc	(3,390)	(89,025)
Petrofac, Ltd.	(4,441)	(24,255)
Royal Mail plc	(13,426)	(36,216)
Severn Trent plc	(14,126)	(367,581)
SSE plc	(6,966)	(99,364)
St James's Place plc	(7,716)	(107,799)
Subsea 7 SA	(12,019)	(145,469)
Thomas Cook Group plc (a)	(289,504)	(48,321)
Weir Group plc (The)	(7,457)	(146,482)
		(4,343,564)
Total Foreign Common Stocks (Proceeds $43,225,145)		(42,000,391)
Total Common Stocks (Proceeds $150,339,734)		$(152,288,623)
Total Securities Sold Short — (6.6)% (Proceeds $150,339,734)		$(152,288,623)

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2019

Financial Futures Contracts

Number of Contracts	Expiration Date	Type	Initial Notional Value/(Proceeds)	Notional Value at June 30, 2019	Unrealized Appreciation/ (Depreciation)
		Long Financial Futures Contracts
		Equity-Related
260	09/20/2019	Russell 2000 e-Mini Index	$19,919,965	$20,372,300	$452,335
78	09/20/2019	S&P 500 e-Mini Index	11,277,086	11,482,380	205,294
					$657,629
		Short Financial Futures Contracts
		Equity-Related
(52)	09/20/2019	MSCI EAFE	$(4,995,426)	$(5,000,580)	$(5,154)
(1,533)	09/20/2019	MSCI Emerging Markets	(77,633,267)	(80,743,110)	(3,109,843)
					$(3,114,997)
					$(2,457,368)

Forward Currency Contracts

Contract Settlement Date	Counterparty	Contract Amount		Unrealized Appreciation/ (Depreciation)
		Receive	Deliver
07/29/2019	Goldman Sachs International	USD 17,190,661	CNH 117,257,500	$124,661
10/09/2019	Goldman Sachs International	USD 6,000,000	CNH 41,777,100	(76,494)
10/22/2019	Goldman Sachs International	USD 4,000,000	CNH 28,144,000	(92,790)
01/22/2020	Goldman Sachs International	USD 8,309,146	CNH 56,540,000	98,242
01/31/2020	Barclays Bank plc	USD 4,000,000	CNH 27,075,200	68,673
02/11/2020	Barclays Bank plc	USD 4,000,000	CNH 26,882,400	97,411
03/04/2020	Barclays Bank plc	USD 6,000,000	CNH 40,205,700	165,454
03/23/2020	Goldman Sachs International	USD 7,000,000	CNH 47,001,500	181,507
04/29/2020	Barclays Bank plc	USD 6,286,582	CNH 42,516,000	123,459
06/17/2020	Barclays Bank plc	USD 7,471,250	CNH 52,248,000	(94,564)
07/03/2020	Goldman Sachs International	USD 3,000,000	CNH 20,731,500	(999)
				$594,560

Swap Contracts

Expiration Date	Counterparty	Pay	Receive	Currency	Payment Frequency Paid/Received	Notional Amount	Unrealized Appreciation/ Depreciation	Net Value of Reference Entity
Long Total Return Equity Swap Contracts
02/22/2022	Morgan Stanley Capital Services LLC	1 Month FEDL plus 0.125%	Energy Transfer LP	USD	Monthly	$6,777,319	$(18,364)	$6,758,955
02/22/2022	Morgan Stanley Capital Services LLC	1 Month FEDL plus 0.125%	Enterprise Products Partners LP	USD	Monthly	7,154,312	38,753	7,193,065
02/22/2022	Morgan Stanley Capital Services LLC	1 Month FEDL plus 0.125%	EQM Midstream Partners LP	USD	Monthly	3,209,600	81,673	3,291,273
02/22/2022	Morgan Stanley Capital Services LLC	1 Month FEDL plus 0.40%	Goodrich Petroleum Corp.	USD	Monthly	316,430	35,442	351,872
02/22/2022	Morgan Stanley Capital Services LLC	1 Month FEDL plus 0.125%	Plains All American Pipeline LP	USD	Monthly	1,125,427	32,860	1,158,287
							$170,364
Short Total Return Equity Swap Contracts
02/22/2022	Morgan Stanley Capital Services LLC	1 Month FEDL less 0.35%	Antero Midstream Corp.	USD	Monthly	$(824,204)	$20,898	$(803,306)
02/22/2022	Morgan Stanley Capital Services LLC	1 Month FEDL less 0.63%	DCP Midstream LP	USD	Monthly	(3,216,114)	(51,836)	(3,267,950)
02/22/2022	Morgan Stanley Capital Services LLC	1 Month FEDL less 0.35%	Enable Midstream Partners LP	USD	Monthly	(1,136,963)	(54,075)	(1,191,038)
02/22/2022	Morgan Stanley Capital Services LLC	1 Month FEDL less 0.35%	Magellan Midstream	USD	Monthly	(11,322,711)	(239,811)	(11,562,522)

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2019

Expiration Date	Counterparty	Pay	Receive	Currency	Payment Frequency Paid/Received	Notional Amount	Unrealized Appreciation/ Depreciation	Net Value of Reference Entity
02/22/2022	Morgan Stanley Capital Services LLC	1 Month FEDL less 0.35%	MPLX LP	USD	Monthly	(1,131,702)	(24,387)	(1,156,089)
02/22/2022	Morgan Stanley Capital Services LLC	1 Month FEDL less 0.35%	Noble Midstream Partners LP	USD	Monthly	(360,250)	(25,522)	(385,772)
02/22/2022	Morgan Stanley Capital Services LLC	1 Month FEDL less 0.35%	Shell Midstream	USD	Monthly	(954,533)	(42,757)	(997,290)
02/22/2022	Morgan Stanley Capital Services LLC	1 Month FEDL less 0.107%	Viper Energy Partners LP	USD	Monthly	(898,411)	(80,952)	(979,363)
02/22/2022	Morgan Stanley Capital Services LLC	1 Month FEDL less 0.35%	Western Midstream Partners LP	USD	Monthly	(303,137)	(17,752)	(320,889)
							$(516,194)
							$(345,830)
Long Total Return Basket Swap Contracts
09/30/2022	Morgan Stanley Capital Services LLC	1 Month LIBOR plus 0.35%	Alphas Managed Accounts Platform LXII Limited – KCP Long Segregated Portfolio (c)	USD	Monthly	$169,823,947	$(64,920)	$169,759,027
09/30/2022	Morgan Stanley Capital Services LLC	1 Month LIBOR plus 0.35%	Alphas Managed Accounts Platform LXII Limited – KCP Short Segregated Portfolio (c)	USD	Monthly	20,320,411	(7,847)	20,312,564
09/30/2022	Morgan Stanley Capital Services LLC	1 Month LIBOR plus 0.45%	Alphas Managed Accounts Platform LXVI Limited – Welton Nexus Segregated Portfolio (c)	USD	Monthly	46,258,025	(100,058)	46,157,967
							$(172,825)

	Number of Contracts	Value
Written Options — (0.0)%
Calls — (0.0)%
Callon Petroleum Co., Notional Amount ($296,800), Strike Price $8 Expiring 07/19/2019 (United States) Unrealized appreciation $1,484	(371)	$(1,484)
Wpx Energy, Inc., Notional Amount ($1,041,600), Strike Price $14 Expiring 08/16/2019 (United States) Unrealized appreciation $0	(744)	(14,880)
Total Calls (Premiums received $17,848)		$(16,364)
Puts — (0.0)%
Chesapeake Energy Corp., Notional Amount ($562,500), Strike Price $1.5 Expiring 07/19/2019 (United States) Unrealized appreciation $7,500	(3,750)	$(7,500)
Murphy Oil Corp., Notional Amount ($918,000), Strike Price $22.5 Expiring 07/19/2019 (United States) Unrealized appreciation $10,200	(408)	(10,200)
Pioneer Natural Resources Co., Notional Amount ($1,599,000), Strike Price $130 Expiring 09/20/2019 (United States) Unrealized depreciation $(3,198)	(123)	(34,563)
Plains GP Holdings LP, Notional Amount ($2,970,000), Strike Price $20 Expiring 07/19/2019 (United States) Unrealized appreciation $8,910	(1,485)	(14,850)
Range Resources Corp., Notional Amount ($750,000), Strike Price $5 Expiring 09/20/2019 (United States) Unrealized appreciation $1,500	(1,500)	(22,500)
Southwestern Energy Co., Notional Amount ($1,012,500), Strike Price $3 Expiring 07/19/2019 (United States) Unrealized depreciation $(33,750)	(3,375)	(50,625)
Southwestern Energy Co., Notional Amount ($1,857,500), Strike Price $2.5 Expiring 09/20/2019 (United States) Unrealized depreciation $(7,430)	(7,430)	(89,160)
Total Puts (Premiums received $213,130)		$(229,398)
Total Written Options (Premiums received $230,978)		$(245,762)

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2019

The following table represents the individual positions in the KCP Long Segregated Portfolio total return basket swap as of June 30, 2019:

Reference Entity	Units	Net Unrealized Appreciation/ (Depreciation) (m)	Percent of Net Assets (n)
Long Total Return Swap Contracts
CBOE S&P Small CAP 600 Index	38,843	$(73,887)	(0.04)%
MSCI USA Momentum Index	7,091	1,467,102	0.86%
MSKYMSLB Custom Index (o)	124,776	747,148	0.44%
S&P 400 Citigroup Growth	28,272	1,528,257	0.90%
S&P 400 Citigroup Value	12,764	1,097,539	0.65%
S&P 500 Index	48,341	39,817,726	23.45%
S&P 600 Citigroup Value	20,940	1,289,418	0.76%
S&P Midcap 400 Index	16,905	529,586	0.31%
S&P Smallcap 600 Growth Index	31,206	216,316	0.13%
Cash and other (p)		123,139,822	72.54%
		$169,759,027

The following table represents a portion of the underlying total return swap contracts in the Welton Nexus Segregated Portfolio total return basket swap as of June 30, 2019:

Reference Entity	Units	Net Unrealized Appreciation/ (Depreciation) (m)	Percent of Net Assets (n)
Long Total Return Swap Contracts
Arkema SA	8,693	$54,953	0.12%
Ashmore Group plc	124,568	37,414	0.08%
Atlas Copco AB	25,074	45,976	0.10%
BE Semiconductor industries NV	22,465	62,389	0.14%
Chr Hansen Holding A/S	2,120	(28,247)	(0.06)%
CIE Automotive SA	16,581	30,656	0.07%
Cineworld Group plc	163,636	(37,552)	(0.08)%
Colruyt Group	3,688	(32,698)	(0.07)%
Dialog Semiconductor plc	18,811	78,404	0.17%
Drax Group plc	184,499	(47,687)	(0.10)%
GrafTech International, Ltd.	60,014	26,461	0.06%
Jupiter Fund Management plc	121,513	42,691	0.09%
Pandora A/S	18,258	25,549	0.06%
Partners Group Holding AG	1,031	54,945	0.12%
Red Electrica Corp. SA	38,539	(36,354)	(0.08)%
Rightmove plc	119,050	(63,638)	(0.14)%
Sandvik AB	33,670	32,930	0.07%
Siltronic AG	8,665	68,159	0.15%
SKF AB	43,845	65,577	0.14%
Swedish Match AB	18,905	(60,026)	(0.13)%
Taubman Centers, Inc. - REIT	13,866	(33,972)	(0.07)%
TLG Immobilien AG	15,068	(30,804)	(0.07)%
Vonovia SE	16,935	(53,405)	(0.12)%
Short Total Return Swap Contracts
Accor SA	(18,809)	$(45,810)	(0.10)%
Aecom	(18,111)	(35,018)	(0.08)%
Aker Solutions ASA	(118,467)	(30,122)	(0.07)%
Aurubis AG	(16,653)	(84,862)	(0.19)%
BASF SE	(11,111)	(35,097)	(0.08)%

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2019

Reference Entity	Units	Net Unrealized Appreciation/ (Depreciation) (m)	Percent of Net Assets (n)
Bobst Group SA	(5,031)	(30,357)	(0.07)%
Cairn Energy plc	(118,561)	(38,143)	(0.08)%
Cancom SE	(7,879)	(29,441)	(0.06)%
Continental AG	(5,525)	(37,272)	(0.08)%
Davita, Inc.	(8,659)	(34,669)	(0.08)%
Deutsche Bank AG	(77,284)	(39,874)	(0.09)%
DS Smith plc	(103,205)	(36,814)	(0.08)%
EasyJet plc	(66,974)	(50,849)	(0.11)%
Edenred SA	(15,170)	(29,972)	(0.06)%
FLSmidth & Co., A/S	(17,916)	(75,810)	(0.17)%
Grifols SA, Class A	(27,458)	(52,785)	(0.11)%
Mgm Growth Properties LLC, Class A - REIT	(26,279)	26,672	0.06%
Owens Corning	(6,405)	(26,412)	(0.06)%
Rolls Royce Holdings plc	(50,909)	43,095	0.09%
SL Green Realty Corp.	(4,293)	32,152	0.07%
Standard Life Aberdeen plc	(190,800)	(46,489)	(0.10)%
Svenska Cellulosa AB	(52,948)	(31,574)	(0.07)%
Swatch Group, Ltd.	(2,802)	(42,717)	(0.09)%
Sydbank A/S	(26,624)	25,997	0.06%
Western Digital Corp.	(16,965)	(80,044)	(0.17)%
Worldline SA	(10,704)	(33,563)	(0.07)%
WorleyParsons, Ltd.	(34,770)	(25,871)	(0.06)%
Cash and other (q)		46,801,895	101.40%
		$46,157,967

ADR	American Depositary Receipt
ASX	Australian Securities Exchange
BATS	Better Alternative Trading System
CNH	Yuan Renminbi Offshore
CVA	Certification Van Aandelen
EAFE	Europe, Australasia, and Far East
ENT	Entitlement Shares
ETF	Exchange-Traded Fund
FEDL	US Federal Funds Effective Rate
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International

MTF	Multilateral Trading Facility
NYSE	New York Stock Exchange
OTC	Over-the-Counter
PDR	Philippine Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipts
SPADR	Sponsored ADR
SPGDR	Sponsored GDR
TSX	Toronto Stock Exchange
UNIT	A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
USD	US Dollar

*	Approximately 15% of the fund's total investments are maintained to cover “senior securities transactions” which may include, but are not limited to forwards, TBAs, options, futures, swaps, and securities sold short. These securities are marked-to-market daily and reviewed against the value of the fund's “senior securities” holdings to maintain proper coverage for the transactions.
(a)	Non income-producing security.
(b)	Security or a portion thereof is pledged as collateral for securities sold short.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Security is valued in good faith under procedures established by the board of trustees. The aggregate amount of securities fair valued amounts to $321,974,645, which represents 13.9% of the fund's net assets.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are generally determined to be liquid in accordance with procedures approved by the board of trustees. At June 30, 2019, the aggregate value of these securities was $9,374,405, which represents 0.4% of net assets.

TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2019
(f)	Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to investors outside the United States.
(g)	Security in default.
(h)	Portfolio holdings information of the Private Investment Funds is not available as of June 30, 2019. These positions are therefore grouped into their own industry classification. For any private investment funds structured as a limited partnership, no share value is included as these investments are not unitized.
(i)	Restricted Securities. The following restricted securities were held by the fund as of June 30, 2019, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund’s net assets. All of the below securities are illiquid, with the exception of GSA Trend Fund, Ltd. and Canyon Value Realization Fund, LP. TIP’s valuation committee has deemed 10% of Canyon Value Realization Fund, LP to be illiquid in accordance with procedures approved by the TIP board of trustees. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

Private Investment Funds	Investment Strategy	Date of Acquisition	Cost	Value
Canyon Value Realization Fund, LP	Multi-Strategy	12/31/97 – 04/03/06	$19,257,955	$62,459,586
Eversept Global Healthcare Fund, LP	Long-Short Global Healthcare	02/01/19	35,000,000	37,484,838
Farallon Capital Institutional Partners, LP	Multi-Strategy	01/01/13	1,566,845	2,131,583
GSA Trend Fund, Ltd.	Trend Following	09/01/16 – 12/01/16	55,000,000	47,902,032
Honeycomb Partners, LP	Long-Short Global	07/01/16 – 07/01/17	51,000,000	74,481,959
Lansdowne Developed Markets Fund, Ltd.	Long-Short Global	04/01/13	27,095,185	35,528,017
Neo Ivy Capital Fund, LP	Relative Value	05/01/19	10,500,000	10,361,859
OZ Domestic Partners, LP	Multi-Strategy	09/30/03	38,945	31,999
QVT Roiv Hldgs Onshore, Ltd.	Multi-Strategy	01/05/16	3,114,245	4,676,805
Tessera Offshore Fund, Ltd.	Long-Short US Small-Cap	01/01/17	25,000,000	28,136,759
				303,195,437
AMR Corp.		12/09/13	—	—
Total (13.1% of Net Assets)				$303,195,437

(j)	Treasury bills and discount notes do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.
(k)	Security or a portion thereof is pledged as collateral for swap contracts.
(l)	Security or a portion thereof is held as initial margin for financial futures contracts.
(m)	The net unrealized appreciation/depreciation amount represents appreciation/depreciation of the individual total return swaps underlying the MAF investment.
(n)	The percent of net assets represents the net unrealized appreciation/depreciation of the individual underlying total return swaps as a percent of the net value of reference entity of the swap.
(o)	MSKYMSLB references a custom index created by Morgan Stanley Capital Services LLC. The index is comprised of 50 small to mid-cap US equities across multiple sectors.
(p)	This balance is predominantly comprised of cash and other immaterial income and expense accruals.
(q)	This balance is predominantly comprised of cash, the remaining investment positions, and immaterial income and expense accruals.

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund
Statement of Assets and Liabilities (Unaudited)

June 30, 2019
Assets
Investments in securities, at value (cost: $2,068,863,509)	$2,288,128,857
Repurchase agreements (cost: $99,102,703)	99,102,703
Total investments (cost: $2,167,966,212)	2,387,231,560
Unrealized appreciation on forward currency contracts	859,407
Unrealized appreciation on swap contracts	209,626
Deposits with broker for securities sold short	40,790,878
Deposits with broker for swap contracts	17,826,235
Deposits with brokers	3,520,763
Cash denominated in foreign currencies (cost: $15,331,382)	15,412,267
Due from broker for futures variation margin	453,825
Receivables:
Investment securities sold	52,169,987
Dividends and tax reclaims	3,257,374
Interest	520,969
Total Assets	2,522,252,891
Liabilities
Securities sold short, at value (proceeds: $150,339,734)	152,288,623
Unrealized depreciation on swap contracts	728,281
Unrealized depreciation on forward currency contracts	264,847
Foreign currencies sold short, at value (proceeds $237)	237
Written options, at value (premium received $230,978)	245,762
Cash Overdraft	106,817
Due to broker for futures variation margin	5,154
Payables:
Capital stock redeemed	25,820,853
Investment securities purchased	12,505,421
Fund administration and custody fees	2,737,521
Money manager fees	2,057,970
Investment advisory and administrative fees	503,721
Dividends and interest on securities sold short	331,597
Chief Compliance Officer’s costs and Trustee’s fees	12,879
Accrued expenses and other liabilities	553,446
Total Liabilities	198,163,129
Net Assets	$2,324,089,762
Shares Outstanding (unlimited authorized shares, par value $0.001)	172,400,876
Net Asset Value Per Share	$13.48
Net Assets Consist of:
Capital stock	$2,460,944,409
Total distributable earnings (loss)	(136,854,647)
Net Assets	$2,324,089,762

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund
Statement of Operations (Unaudited)

Six Months Ended June 30, 2019
Investment Income
Dividends (net of foreign withholding taxes of $1,248,068)	$19,799,257
Interest	6,722,411
Other Income	79,450
Total Investment Income	26,601,118
Expenses
Money manager fees	4,180,609
Investment advisory fees	2,852,028
Fund administration and custody fees	1,433,147
Professional fees	259,827
Administrative fees	245,532
Chief Compliance Officer’s costs and Trustee’s fees	122,319
Miscellaneous fees and other	673,663
Total Operating Expenses	9,767,125
Dividends and interest on securities sold short	1,970,430
Broker fees on securities sold short	272,086
Total Expenses	12,009,641
Net Investment Income	14,591,477
Net Realized Gain (Loss) on:
Investments (net of foreign withholding taxes on capital gains of $1,006)	29,458,885
Securities sold short	7,505,982
Swap contracts	19,334,446
Financial futures contracts	24,708,375
Forward currency contracts	1,786,291
Foreign currency-related transactions	(109,038)
Written options	218,467
Net Realized Gain from Investments, Derivatives, and Foreign Currencies	82,903,408
Net Change in Unrealized Appreciation (Depreciation) from:
Investments	201,861,477
Securities sold short	(12,469,566)
Swap contracts	1,781
Financial futures contracts	628,009
Forward currency contracts	(1,226,027)
Foreign currency-related transactions	49,402
Written options	(14,784)
Net Change in Unrealized Appreciation on Investments, Derivatives, and Foreign Currencies	188,830,292
Net Realized and Unrealized Gain on Investments, Derivatives, and Foreign Currencies	271,733,700
Net Increase in Net Assets Resulting from Operations	$286,325,177

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund
Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets From Operations
Net investment income	$14,591,477	$28,344,814
Net realized gain from investments, derivatives, and foreign currencies	82,903,408	77,263,957
Net change in unrealized appreciation (depreciation) on investments, derivatives, and foreign currencies	188,830,292	(434,753,592)
Net Increase (Decrease) in Net Assets Resulting from Operations	286,325,177	(329,144,821)
Distributions
Distributions to shareholders	—	(186,960,357)
Return of capital	—	(21,207,626)
Decrease in Net Assets Resulting from Distributions	—	(208,167,983)
Capital Share Transactions
Proceeds from shares sold	8,053,301	42,765,294
Proceeds from distributions reinvested	—	181,489,626
Entry/exit fees	2,262,122	4,544,895
Cost of shares redeemed	(471,494,827)	(946,569,392)
Net Decrease From Capital Share Transactions	(461,179,404)	(717,769,577)
Total Decrease in Net Assets	(174,854,227)	(1,255,082,381)
Net Assets
Beginning of period	2,498,943,989	3,754,026,370
End of period	$2,324,089,762	$2,498,943,989
Capital Share Transactions (in shares)
Shares sold	629,996	2,950,128
Shares reinvested	—	14,962,506
Shares redeemed	(36,143,782)	(68,351,309)
Net Decrease	(35,513,786)	(50,438,675)

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund
Statement of Cash Flows (Unaudited)

Six Months Ended June 30, 2019
Cash flows provided by (used in) operating activities
Net increase (decrease) in net assets from operations	$286,325,177
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(1,320,415,704)
Investments sold	1,456,835,210
Purchases to cover securities sold short	(218,364,148)
Securities sold short	304,778,987
(Purchase)/Sale of short term investments, net	191,782,489
Amortization (accretion) of discount and premium, net	(4,163,760)
Net change in unrealized (appreciation) depreciation on swap contracts	(1,781)
(Increase)/decrease in deposits with broker for securities sold short	(40,790,878)
(Increase)/decrease in deposits with broker for swap contracts	(17,826,235)
(Increase)/decrease in deposits with brokers	(908,397)
(Increase)/decrease in due to/from broker for futures variation margin	261,195
(Increase)/decrease in unrealized appreciation on forward currency contracts	1,226,027
(Increase)/decrease in interest receivable	36,254
(Increase)/decrease in receivable for dividends and tax reclaims	(997,601)
(Increase)/decrease in prepaid expenses	69,225
Increase/(decrease) in payable for foreign currencies sold short	(42,669)
Increase/(decrease) in payable for money manager fees	(735,985)
Increase/(decrease) in payable for dividends and interest for securities sold short	239,583
Increase/(decrease) in payable for fund administration and custody fees	646,397
Increase/(decrease) in payable for Chief Compliance Officer’s costs and Trustee’s fees	(16,951)
Increase/(decrease) in other accrued expenses and other liabilities	(2,235,164)
Increase/(decrease) in payable for investment advisory and administrative fees	(69,841)
Increase/(decrease) in premiums received on written options, net	230,978
Net realized (gain) loss from investments	(29,458,885)
Net realized (gain) loss from securities sold short	(7,505,982)
Net realized (gain) loss from foreign currency-related transactions	109,038
Net change in unrealized (appreciation) depreciation on investments	(201,861,477)
Net change in unrealized (appreciation) depreciation on securities sold short	12,469,566
Net change in unrealized (appreciation) depreciation on foreign currency-related transactions	(49,402)
Net change in unrealized (appreciation) depreciation on written options	14,784
Net cash provided by (used in) operating activities	409,580,050
Cash flows provided by (used in) financing activities
Proceeds from shares sold	8,155,713
Payment for shares redeemed	(443,452,321)
Increase/(decrease) in cash overdraft	106,817
Net cash provided by (used in) financing activities	(435,189,791)
Effect of exchange rate changes on cash	(59,636)
Net increase (decrease) in cash	(25,669,377)
Cash at beginning of period	41,081,644
Cash at end of period	$15,412,267
Interest Paid:	$2,926

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2019

1.  Organization

TIFF Investment Program (“TIP”) is a no-load, open-end management investment company that seeks to improve the net investment returns of its members through two investment vehicles, each with its own investment objective and policies. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of June 30, 2019, TIP consisted of two mutual funds, TIFF Multi-Asset Fund (“MAF” or the “fund”) and TIFF Short-Term Fund, each of which is diversified, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The financial statements and notes presented here relate only to MAF.

Investment Objective

The fund’s investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.

2.  Summary of Significant Accounting Policies

The fund operates as a diversified investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

The preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Fair value is defined as the price that the fund could reasonably expect to receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier fair value hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier fair value hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical assets and liabilities

Level 2 — other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

The fund has established a pricing hierarchy to determine the order of pricing sources utilized in valuing its portfolio holdings. The pricing hierarchy has been approved by the TIP board of trustees (the “board”).

Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the National Association of Securities Dealers National Market System (“NASDAQ”) for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the NASDAQ official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. The fund employs an international fair value pricing model using other observable market-based inputs to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and OTC markets) and the time at which the net asset value of the fund is determined. If the TIP Valuation Committee believes that a particular event would materially affect net asset value, further adjustment is considered. Securities which use the international pricing model are typically categorized as Level 2 for the fair value hierarchy and securities that do not use the international pricing model are typically categorized as Level 1.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2019

Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Debt securities valuations are typically categorized as Level 2 for the fair value hierarchy.

Over-the-counter (“OTC”) stocks not quoted on NASDAQ and foreign stocks that are traded OTC are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange and are typically categorized as Level 2 in the valuation hierarchy.

Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Short-term debt securities, which include repurchase agreements and US Treasury Bills, are typically categorized as Level 2 in the fair value hierarchy.

Exchange-traded option contracts are valued at the last quoted sales price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open written option contracts). Future contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short futures contracts). OTC open options contracts are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the actively quote markets. Exchange-traded contracts are typically categorized as Level 1 in the fair value hierarchy and OTC options and futures contracts are typically categorized as Level 2 in the fair value hierarchy.

Forward foreign currency contracts are valued at their respective fair market values and are typically categorized as Level 2 in the fair value hierarchy.

Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value and are typically categorized as Level 1 in the fair value hierarchy.

MAF invests in both total return equity and total return basket swaps with Morgan Stanley Capital Services LLC as the counterparty. The total return equity swaps are valued at the last traded price of the reference entity net of interest and are typically categorized as Level 2 in the fair value hierarchy. The total return basket swaps are valued at the net value of the reference entity provided by the administrator and are typically categorized as Level 3 in the fair value hierarchy.

MAF invests in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by MAF are generally securities for which market quotations are not readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The board has approved valuation procedures pursuant to which MAF values its interests in private investment funds at “fair value.” MAF determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time MAF values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that MAF could reasonably expect to receive from the private investment fund if MAF’s interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that MAF believes is reliable. Private investment fund valuations are categorized as Level 3 in the valuation hierarchy.

Investment Transactions and Investment Income

Securities transactions are recorded on the trade date (the date on which the buy or sell order is executed) for financial reporting purposes. Interest income and expenses are recorded on an accrual basis. The fund accretes discounts or amortizes premiums using the yield-to-maturity method on a daily basis, except for mortgage-backed securities that record paydowns. The fund recognizes paydown gains and losses for such securities and reflects them in investment income. Inflation (deflation) adjustments on inflation-protected securities are included in interest income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the fund, using reasonable diligence, becomes aware of such dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. The fund uses the specific identification method for determining realized gain or loss on sales of securities and foreign currency transactions.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2019

Income Taxes

There is no provision for federal income or excise tax since the fund has elected to be taxed as a regulated investment company (“RIC”) and intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to RICs and to distribute substantially all of its taxable income. The fund may be subject to foreign taxes on income, gains on investments, or currency repatriation. The fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned and gains are recognized.

The fund evaluates tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authorities. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as tax benefits or expenses in the current year. Management has analyzed the fund’s tax positions taken or to be taken on federal income tax returns for all open tax years (tax years ended December 31, 2015 - December 31, 2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Expenses

Expenses directly attributable to MAF are charged to the fund’s operations; expenses that are applicable to all TIP funds are allocated based on the relative average daily net assets of each TIP fund.

Dividends to Members

It is the fund’s policy to declare dividends from net investment income quarterly and distributions from capital gains at least annually.

Dividends from net short-term capital gains and net long-term capital gains of the fund, if any, are normally declared and paid in December, but the fund may make distributions on a more frequent basis in accordance with the distribution requirements of the Code. To the extent that a net realized capital gain could be reduced by a capital loss carryover, such gain will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

Foreign Currency Translation

The books and records of the fund are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

(i)	the foreign currency value of investments and other assets and liabilities denominated in foreign currency are translated into US dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date;
(ii)	purchases and sales of investments, income, and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting net realized and unrealized foreign currency gain or loss is included in the Statement of Operations.

The fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the fund does isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign-currency denominated debt obligations pursuant to US federal income tax regulations; such an amount is categorized as foreign currency gain or loss for income tax reporting purposes.

Net realized gains and losses from foreign currency-related transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the US dollar amount actually received.

Net Asset Value

The net asset value per share is calculated on a daily basis by dividing the assets of the fund, less its liabilities, by the number of outstanding shares of the fund.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2019

3.  Investment Valuation and Fair Value Measurements

The following is a summary of the inputs used as of June 30, 2019 in valuing the fund’s assets and liabilities carried at fair value:

TIFF Multi-Asset Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*+	$665,018,632	$730,388,244	$77,217	$1,395,484,093
Rights	1,332	—	94,570	95,902
Warrants	566,244	—	—	566,244
Convertible Bonds	—	10,028	—	10,028
US Treasury Bonds/Notes	—	188,904,607	—	188,904,607
Exchange-Traded Funds	172,279,995	—	—	172,279,995
Private Investment Funds	—	—	303,195,437	303,195,437
Publicly Traded Limited Partnerships	1,400,307	—	—	1,400,307
Preferred Stocks*	—	5,388,266	—	5,388,266
Disputed Claims Receipt+	—	—	—	—
Short-Term Investments	—	318,771,505	—	318,771,505
Purchased Options	1,135,176	—	—	1,135,176
Total Investments in Securities	840,401,686	1,243,462,650	303,367,224	2,387,231,560
Financial Futures Contracts – Equity Risk	657,629	—	—	657,629
Forward Currency Contracts – Foreign Currency Risk	—	859,407	—	859,407
Total Return Equity Swap Contract – Equity Risk	—	209,626	—	209,626
Total Other Financial Instruments	657,629	1,069,033	—	1,726,662
Total Assets	$841,059,315	$1,244,531,683	$303,367,224	$2,388,958,222

Liabilities
Common Stocks Sold Short*	$(130,225,935)	$(22,062,688)	$—	$(152,288,623)
Financial Futures Contracts – Equity Risk	(3,114,997)	—	—	(3,114,997)
Forward Currency Contracts – Foreign Currency Risk	—	(264,847)	—	(264,847)
Total Return Equity Swap Contract – Equity Risk	—	(555,456)	—	(555,456)
Total Return Basket Swap Contracts – Equity Risk	—	—	(172,825)	(172,825)
Written Options – Equity Risk	(245,762)	—	—	(245,762)
Total Other Financial Instruments	(3,360,759)	(820,303)	(172,825)	(4,353,887)
Total Liabilities	$(133,586,694)	$(22,882,991)	$(172,825)	$(156,642,510)
*	Securities categorized as Level 2 primarily include listed foreign equities whose value has been adjusted with factors to reflect changes to foreign markets after market close.
+	There are securities in this category that have a market value of zero and are categorized as Level 3.

During the period ended June 30, 2019, there were no transfers to or from Level 3 investments.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2019

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2018	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Balance as of June 30, 2019	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 06/30/19 for the period ended 06/30/19
Common Stocks*	$143,541	$—	$(66,324)	$—	$—	$77,217	$(66,324)
Rights	—	—	16,786	77,784	—	94,570	16,786
Disputed Claims Receipt	351,435	—	(351,435)	—	—	—	(351,435)
Private Investment Funds	362,048,738	4,326,785	4,469,272	45,500,000	(113,149,358)	303,195,437	6,377,435
Total Return Basket Swaps	(520,436)	(27,073,324)	347,611	284,485,751	(257,412,427)	(172,825)	347,611
Total	$362,023,278	$(22,746,539)	$4,415,910	$330,063,535	$(370,561,785)	$303,194,399	$6,324,073
*	There are Common Stocks categorized as Level 3 that have a market value of zero.

Securities designated as Level 3 in the fair value hierarchy are valued using methodologies and procedures established by the board, and the TIP Valuation Committee, which was established to serve as an agent of the board. Management is responsible for the execution of these valuation procedures. Transfers to/from, or additions to, Level 3 require a determination of the valuation methodology, including the use of unobservable inputs, by the TIP Valuation Committee.

The TIP Valuation Committee meets no less than quarterly to review the methodologies and significant unobservable inputs currently in use, and to adjust the pricing models as necessary. Any adjustments to the pricing models are documented in the minutes of the TIP Valuation Committee meetings, which are provided to the board on a quarterly basis.

The following is a summary of the procedures and significant unobservable inputs used in Level 3 investments:

Common Stocks, Rights and Disputed Claims Receipt.  Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by the board. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. On a quarterly basis, the TIP Valuation Committee reviews the valuations in light of current information available about the issuer, security, or market trends to adjust the pricing models, if deemed necessary.

Private Investment Funds.  Private investment funds are valued at fair value using net asset values received on monthly statements, adjusted for the most recent estimated value or performance provided by the management of the private investment fund. In most cases, values are adjusted further by the total returns of indices or exchange-traded funds that track markets to which the private investment fund is fully or partially exposed, as determined by the TIP Valuation Committee upon review of information provided by the private investment fund. On a quarterly basis, the TIP Valuation Committee compares the valuations as determined by the pricing models at each month-end during the quarter to statements provided by management of the private investment funds in order to recalibrate the market exposures, the indices, or exchange-traded funds used in the pricing models as necessary.

Total Return Basket Swaps.  These swap contracts held expose MAF to the returns, either positive or negative, of special purpose vehicles (“SPVs”) that hold actively managed portfolios of marketable investments. The SPVs were created by Morgan Stanley Capital Services LLC, the swap counterparty, and are valued daily by the administrators of the SPVs based on the value of the assets held by the SPVs. Although independently received on a daily basis, the fund does not have the transparency to view the underlying inputs which support the value. Significant changes in the value would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. The fund is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2019

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets were as follows:

As of June 30, 2019	Fair Value	Valuation Methodology	Significant Unobservable Inputs	Range	Weighted Average*
Common Stocks	$77,217	Last market price	Discount(%)	75% – 100%	75%
Rights	94,570	Last market price of parent company	Exchange Ratio	4.97%	4.97%
			Probability of contingent event	40.22%	40.22%
Private Investment Funds	303,195,437	Adjusted net asset value	Manager estimated returns	(2.03)% – 5.00%	1.67%
			Market returns**	(14.42)% – 0.39%	(0.20)%
Disputed Claims Receipt	—	Corporate Action Model	Future Claim Awards	0.00%	0.00%
*	Weighted by market value of investments as a percentage of the total market value of level three investments within each valuation methodology.
**	Weighted by estimated exposure to chosen indices, exchange-traded funds, other marketable securities or other proxy.

The following are descriptions of the sensitivity of the Level 3 recurring fair value measurements to changes in the significant unobservable inputs presented in the table above:

Common Stocks, Rights, and Disputed Claims Receipt.  The chart above reflects the methodology and significant unobservable inputs of securities held at period ended June 30, 2019. The discount for lack of marketability and estimate of future claims used to determine fair value may include other factors such as liquidity or credit risk. An increase (decrease) in the discount or estimate of future claims would result in a lower or higher fair value measurement.

Private Investment Funds.  The range of manager estimates and market returns reflected in the above chart identify the range of estimates and returns used in valuing the private investment funds at period ended June 30, 2019. A significant increase (decrease) in the estimates received from the manager of the private investment funds would result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in the market return weighted by estimated exposures to chosen indices would result in a significantly higher or lower fair value measurement.

The table below details the fund’s ability to redeem from private investment funds that are classified as Level 3 assets. The private investment funds in this category generally impose a “lockup” or “gating” provision, which may restrict the timing, amount, or frequency of redemptions. All or a portion of the interests in these privately offered funds generally are deemed to be illiquid.

	Fair Value	Redemption Frequency	Redemption Notice Period
Multi-Strategy (a)	69,299,973	daily (90%)	2 days
Long-Short Global Healthcare (b)	37,484,838	quarterly	45 days
Trend Following (c)	47,902,032	daily	2 days
Long-Short Global (d)	110,009,976	monthly (32%), quarterly (68%)	60 – 90 days
Relative Value (e)	10,361,859	quarterly	30 days
Long-Short US Small-Cap (f)	28,136,759	quarterly	45 days
Total	$303,195,437
(a)	This strategy primarily comprises capital allocated to various strategies based on risk and return profiles. This strategy includes $6,840,387 of redemption residuals.
(b)	This strategy primarily comprises long and short positions in global healthcare securities.
(c)	This strategy primarily comprises long and short investments in commodity, equity index, currency, and fixed income futures, based on trailing price movements.
(d)	This strategy primarily comprises long and short positions in global common stocks.
(e)	This strategy primarily comprises long and short positions in US large-cap common stocks selected using artificial intelligence.
(f)	This strategy primarily comprises long and short positions in US small-cap common stocks.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2019

4.  Derivative and Other Financial Instruments

During the period ended June 30, 2019, the fund invested in derivatives, such as but not limited to futures, currency forwards, purchased and written options, and total return equity and basket swaps for hedging, liquidity, index exposure, and active management strategies. Derivatives are used for “hedging” when TIFF Advisory Services, Inc. (“TAS”) or a money manager seeks to protect the fund’s investments from a decline in value. Derivative strategies are also used when TAS or a money manager seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of the fund’s portfolio investments and/or for purposes of total return. Depending on the purpose for which the derivative instruments are being used, the successful use of derivative instruments may depend on, among other factors, TAS’s or the money manager’s general understanding of how derivative instruments act in relation to referenced securities or markets but also on market conditions, which are out of control of TAS or the money manager.

Cover for Strategies Using Derivative Instruments

Transactions using derivative instruments, including futures contracts, written options and swaps, expose the fund to an obligation to another party and may give rise to a form of leverage. It is the fund’s policy to segregate assets to cover derivative transactions that might be deemed to create leverage under Section 18 of the 1940 Act. In that regard, the fund will not enter into any such transactions unless it has covered such transactions by owning and segregating either (1) an offsetting (“covered”) position in securities, currencies, or other derivative instruments or (2) cash and/or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. When the fund is required to segregate cash or liquid securities, it will instruct its custodian as to which cash holdings or liquid assets are to be marked on the books of the fund or its custodian as segregated for purposes of Section 18 of the 1940 Act. The fund will monitor the amount of these segregated assets on a daily basis and will not enter into additional transactions that would require the segregation of cash or liquid securities unless the fund holds a sufficient amount of cash or liquid securities that can be segregated.

Financial Futures Contracts

The fund may use futures contracts, generally in one of three ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices, globally; (2) to gain exposures, both long and short, to the returns of non-dollar currencies relative to the US dollar; and (3) to manage the duration of the fund’s fixed income holdings to targeted levels.

Futures contracts involve varying degrees of risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment (“initial margin”). An outstanding futures contract is valued daily, and the payment in cash of “variation margin” will be required, a process known as “marking to the market.” Each day, the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial futures contracts in the Statement of Operations, equal to the difference between the opening and closing values of the contracts.

US futures contracts have been designed by exchanges that have been designated as “contract markets” by the Commodity Futures Trading Commission and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts may trade on a number of exchange markets, and through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments.

Swap Contracts

The fund may use swaps and generally uses them in the following ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices; (2) to gain exposure, both long and short, to the total returns of individual equities and bonds; and (3) to gain long-term exposures to the total returns of selected investment strategies. While swaps falling into the first and third categories are often held for multiple quarters, if not years, swaps in the second category can at times be held for shorter time periods or adjusted frequently based on the managers’ evolving views of the expected risk/reward of the trade.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2019

The fund maintained long and short total return equity swap contracts to indirectly gain exposure to both long and short total returns of individual equities.

The fund also maintained three total return basket swap contracts in order to indirectly gain exposure to the investment strategies of selected investment advisors. With Morgan Stanley Capital Services LLC as the counterparty, MAF entered into a total return basket swap with respect to each investment strategy to which it sought exposure. Under each swap, MAF receives the return (or pays, if the return is negative) of a special purpose vehicle that invests in accordance with the applicable strategy and pays one-month Libor + an additional interest rate. The three strategies held at period end are described below.

KCP Long Segregated Portfolio:
The typical portfolio construction is a US focused long portfolio. The long portfolio is passive equity exposure (primarily S&P 500, S&P 600 Citigroup value, S&P 400 Citigroup Growth, and MSCI USA Momentum Index).

KCP Short Segregated Portfolio:
The typical portfolio construction is a US focused short portfolio with specific positions selected by the manager.

Welton Nexus Segregated Portfolio:
The typical portfolio construction is a market neutral statistical arbitrage strategy in which computers attempt to identify and take advantage of small mispricings between stocks across North America and Europe.

Generally, swap agreements are contracts between a fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through a Futures Commission Merchant and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, the fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular “notional amount” or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-US currency, or a “basket” of securities representing a particular index or portfolio of securities and other instruments. Swaps can also be based on credit and other events.

A fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty with respect to a particular swap agreement are netted out, with the fund receiving or paying, as the case may be, only the net difference in the two payments. The fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the fund). If the swap agreement does not provide for that type of netting, the full amount of the fund’s obligations will be accrued on a daily basis.

Cleared swaps are subject to mandatory central clearing. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely and may involve additional costs and risks not involved with uncleared swaps.

Upon entering into a swap agreement, the fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. In certain circumstances, the fund may be required to pledge an additional amount, known as an independent amount, which is typically equal to a specified percentage of the notional amount of the trade. In some instances, the independent amount can be a significant percentage of the notional amount. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund, net of the independent amount, if any. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss. Other risks may apply if an independent amount has been posted.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2019

The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund’s valuation procedures. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar.

Options

The fund generally uses options to hedge a portion (but not all) of the downside risk in its long or short equity positions and also opportunistically to generate total returns. The fund may also engage in writing options, for example, to express a long view on a security. When writing a put option, the risk to the fund is equal to the notional value of the position.

Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an “underlying instrument”) from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option or at the expiration date of the option. Put and call options that the fund purchases may be traded on a national securities exchange or in the OTC market. All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. There can be no assurance that a liquid secondary market will exist for any option purchased.

As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised. As the buyer of a put option, the fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). Like a call option, the fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised. When buying options, the fund’s potential loss is limited to the cost (premium plus transaction costs) of the option.

As the writer of a put option, the fund retains the risk of loss should the underlying instrument decline in value. If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, the fund, as the writer of the put option, will be required to buy the instrument at the exercise price. The fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option net of the premium received by the fund for the sale of the put option. If a put option written by the fund expires unexercised, the fund will realize a gain in the amount of the premium received. As the writer of a put option, the fund may be required to pledge cash and/or other liquid assets at least equal to the value of the fund’s obligation under the written put.

The fund may write “covered” call options, meaning that the fund owns the underlying instrument that is subject to the call, or has cash and/or liquid securities with a value at all times sufficient to cover its potential obligations under the option. When the fund writes a covered call option covered by the underlying instrument that is subject to the call, the underlying instruments that are held by the fund and are subject to the call option will be earmarked as segregated on the books of the fund or the fund’s custodian. A fund will be unable to sell the underlying instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying instruments from segregation, for example, by segregating sufficient cash and/or liquid assets necessary to enable the fund to purchase the underlying instrument in the event the call option is exercised by the buyer.

When the fund writes an option, an amount equal to the premium received by the fund is included in the fund’s Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. These contracts may also involve market risk in excess of the amounts stated in the Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counter-parties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires unexercised, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

Forward Currency Contracts

At times, the fund enters into forward currency contracts to manage the foreign currency exchange risk to which it is subject in the normal course of pursuing international investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates in advance of pending transaction settlements.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2019

A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked-to-market daily, and the change in value is recorded by the fund as an unrealized gain or loss. The fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in net realized gain (loss) from forward currency contracts on the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Forward currency contracts held by the fund are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Short Selling

At times, the fund sells securities it does not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker for securities sold short in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities or foreign currencies sold under the short sale agreement. The fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited at the fund’s custodian for the benefit of the broker is recorded as Deposits with broker for securities sold short on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the Schedule of Investments. The liability is marked-to-market while it remains open to reflect the current settlement obligation. Until the security or currency is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is recorded in the Statement of Operations.

In “short selling,” the fund sells borrowed securities or currencies which must at some date be repurchased and returned to the lender. If the market value of securities or currencies sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Derivative Disclosure

The fund is a party to agreements which include netting provisions or other similar arrangements. While the terms and conditions of these agreements may vary, all transactions under each such agreements constitute a single contractual relationship, and each party’s obligation to make any payments, deliveries, or other transfers in respect of any transaction under such agreement may be applied against the other party’s obligations under such agreement and netted. A default by a party in performance with respect to one transaction under such an agreement would give the other party the right to terminate all transactions under such agreement and calculate one net amount owed from the defaulting party to the other. The fund is required to disclose positions held at period-end that were entered into pursuant to agreements that allow the fund to net the counterparty’s obligations against those of the fund in the event of a default by the counterparty.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2019

At June 30, 2019, the fund’s derivative assets and liabilities (by contract type) are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Purchased Options	$1,135,176	$—
Written Options	—	(245,762)
Total Return Equity Swap Contracts	209,626	(555,456)
Total Return Basket Swap Contracts	—	(172,825)
Forward Contracts	859,407	(264,847)
Futures Contracts	657,629	(3,114,997)
Total derivative assets and liabilities	2,861,838	(4,353,887)
Derivatives not subject to a netting provision or similar arrangement	1,792,805	(3,360,759)
Total assets and liabilities subject to a netting provision or similar arrangement	$1,069,033	$(993,128)

The following table presents the fund’s derivative assets net of amounts available for offset under a netting provision or similar arrangement and net of the related collateral (excluding any independent amounts) received by the fund as of June 30, 2019:

Counterparty	Derivative Assets Subject to a Netting Provision or Similar Arrangement	Derivatives Available for Offset	Collateral Received*	Net Amount
Forward Currency Contracts
Barclays Bank plc	$454,997	$(94,564)	$—	$360,433
Goldman Sachs International	404,410	(170,283)	—	234,127
Swaps
Morgan Stanley Capital Services LLC	209,626	(209,626)	—	—
Total	$1,069,033	$(474,473)	$—	$594,560
*	At June 30, 2019, the counterparties had deposited in segregated accounts cash with a total value of $ 530,000 in connection with open forward currency contracts.

The following table presents the fund’s derivative liabilities net of amounts available for offset under a netting provision or similar arrangement and net of the related collateral (excluding any independent amounts) pledged by the fund as of June 30, 2019:

Counterparty	Derivative Liabilities Subject to a Netting Provision or Similar Arrangement	Derivatives Available for Offset	Collateral Pledged	Net Amount
Forward Currency Contracts
Barclays Bank plc	$(94,564)	$94,564	$—	$—
Goldman Sachs International	(170,283)	170,283	—	—
Swaps
Morgan Stanley Capital Services LLC	(728,281)	209,626	518,655	—
Total	$(993,128)	$474,473	$518,655	$—

The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the fund’s derivative instruments grouped by contract type and primary risk exposure category as of June 30, 2019. These derivatives are not accounted for as hedging instruments.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2019

The following table lists the fair values of the fund’s derivative holdings as of June 30, 2019, grouped by contract type and risk exposure category:

Derivative Type	Statement of Assets and Liability and Location	Foreign Currency Risk	Quarterly Average %**	Equity Risk	Quarterly Average %**	Total
Purchased Options	Investments in securities, at value	$—	—%	$1,135,176	0.10%	$1,135,176
Total Return Equity Swap Contracts	Unrealized appreciation on swap contracts	—	—%	209,626	0.01%	209,626
Forward Currency Contracts	Unrealized appreciation on forward currency contracts	859,407	0.05%	—	—%	859,407
Financial Futures Contracts	Due from broker for futures variation margin*	—	—%	657,629	0.04%	657,629
Total Value – Assets		$859,407		$2,002,431		$2,861,838
Written Options	Written option, at value	$—	—%	$(245,762)	0.01%	$(245,762)
Total Return Equity Swap Contracts	Unrealized depreciation on swap contracts	—	—%	(555,456)	0.01%	(555,456)
Total Return Basket Swap Contracts	Unrealized depreciation on swap contracts	—	—%	(172,825)	0.02%	(172,825)
Forward Currency Contracts	Unrealized depreciation on forward currency contracts	(264,847)	0.02%	—	—%	(264,847)
Financial Futures Contracts	Due to broker for futures variation margin*	—	—%	(3,114,997)	0.10%	(3,114,997)
Total Value – Liabilities		$(264,847)		$(4,089,040)		$(4,353,887)
*	The Quarterly Average % is a representation of the volume of derivative activity. Quarterly Average % was calculated as follows: At each quarter end from and including December 31, 2018 to and including June 30, 2019, the absolute value of the applicable fair value amount was divided by net assets to derive a percentage of net assets for each quarter end. The Quarterly Average % amount represents the average of these three percentages.
**	Includes appreciation (depreciation) on the date the contracts are opened through June 30, 2019. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table lists the amounts of gains or losses included in net increase in net assets resulting from operations for the period ended June 30, 2019, grouped by contract type and risk exposure category.

Derivative Type	Statement of Operations Location	Foreign Currency Risk	Equity Risk	Total
Realized Gain (Loss)
Purchased Options	Net realized gain (loss) on Investments	$—	$364,009	$364,009
Written Options	Net realized gain (loss) on Written options	—	218,467	218,467
Swap Contracts	Net realized gain (loss) on Swaps contracts	—	19,334,446	19,334,446
Forward Currency Contracts	Net realized gain (loss) on Forward currency contracts	1,786,291	—	1,786,291
Financial Futures Contracts	Net realized gain (loss) on Financial futures contracts	—	24,708,375	24,708,375
Total Realized Gain (Loss)		$1,786,291	$44,625,297	$46,411,588

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2019

The following table lists the change in unrealized appreciation (depreciation) included in net increase in net assets resulting from operations for the period ended June 30, 2019, grouped by contract type and risk exposure category.

Derivative Type	Statement of Operations Location	Foreign Currency Risk	Equity Risk	Total
Change in Appreciation (Depreciation)
Purchased Options	Net Change in Unrealized Appreciation (Depreciation) on Investments	$—	$(4,378,241)	$(4,378,241)
Written Options	Net Change in Unrealized Appreciation (Depreciation) on Written options	—	(14,784)	(14,784)
Swap Contracts	Net Change in Unrealized Appreciation (Depreciation) on Swap contracts	—	1,781	1,781
Forward Currency Contracts	Net Change in Unrealized Appreciation (Depreciation) on Forward currency contracts	(1,226,027)	—	(1,226,027)
Financial Futures Contracts	Net Change in Unrealized Appreciation (Depreciation) on Financial futures contracts	—	628,009	628,009
Total Change in Appreciation (Depreciation)		$(1,226,027)	$(3,763,235)	$(4,989,262)

5.  Investment Advisory Agreement, Money Manager Agreements, and Other Transactions with Affiliates

TIP’s board has approved an investment advisory agreement for the fund with TAS. The fund pays TAS a monthly fee calculated by applying the annual rates set forth below to the fund’s average daily net assets for the month:

Assets
On the first $1 billion	0.25%
On the next $1 billion	0.23%
On the next $1 billion	0.20%
On the remainder (> $3 billion)	0.18%

Fees paid for such services paid to TAS by the fund are reflected as investment advisory fees on the Statement of Operations. As of June 30, 2019, $463,821 remained payable and are included in investment advisory and administrative fees on the Statement of Assets and Liabilities.

TAS provides certain administrative services to the fund under a services agreement. For these services, the fund pays a monthly fee calculated by applying an annual rate of 0.02% to the fund’s average daily net assets for the month. Fees for such services paid to TAS by the fund are reflected as administrative fees on the Statement of Operations. As of June 30, 2019, $39,900 remained payable and are included in investment advisory and administrative fees on the Statement of Assets and Liabilities.

TIP has designated an employee of TAS as its Chief Compliance Officer. For these services provided to TIP, which include the monitoring of TIP’s compliance program pursuant to Rule 38a-1 under the 1940 Act, TIP reimburses TAS. MAF pays a pro rata portion of such costs based on its share of TIP’s net assets. The costs for such services paid to TAS by the fund were $98,172 for period ended June 30, 2019 and are included in Chief Compliance Officer’s costs and Trustee’s fees on the Statement of Operations. As of June 30, 2019, $822 remained payable and are included in Chief Compliance Officer’s costs and Trustee’s fees on the Statement of Assets and Liabilities.

TIP’s board, all of whom are considered “disinterested trustees” as defined in the 1940 Act, serve as volunteers and receive no fees or salary for their service as board members. The independent chair of the board received compensation of $24,147 from MAF for the period ended June 30, 2019 for service as independent chair. Fees paid for such services are included in Chief Compliance Officer’s costs and Trustee’s fees on the Statement of Operations. As of June 30, 2019, $12,057 remained payable and are included in Chief Compliance Officer’s costs and Trustee’s fees on the Statement of Assets and Liabilities.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2019

TIP’s board has approved money manager agreements with each of the money managers. Certain money managers will receive fees based in whole or in part on performance of the money manager’s portfolio. Other money managers will receive management fees equal to a specified percentage per annum of the assets under management by such money manager with a single rate or on a descending scale. Money managers who provided services to the fund and their fee terms during the period ended June 30, 2019 were as follows:

Assets-Based Schedules [a] All paid Monthly
Money Manager/Strategy	Minimum	Maximum	Breakpoints
Amundi Pioneer Institutional Asset Management, Inc. – Beta	0.02%	0.03%	YES
Fundsmith, LLP	0.90%	—	NO
Green Court Capital Management Limited	0.60%	0.90%	YES
Lansdowne Partners (UK) LLC	0.80%	—	NO

Fulcrum Fee Schedule [b] paid Monthly
Money Manager/Strategy	Floor	Cap	Fulcrum Fee	Benchmark	Excess Return to achieve Fulcrum fee
AJO, LP - Domestic Large Cap	0.10%	0.50%	0.30%	S&P 500 Index	2.00%

Blended Asset-Based and Performance-Based Fee Schedules [c]
Asset-Based Portion – All Paid Monthly				Performance-Based Portion – All Paid Annually
Money Manager/Strategy	Minimum	Maximum	Breakpoints	Benchmark/Hurdle	Performance Fee	Performance Measurement Period	High Water Mark	Cap
AJO, LP - Emerging Markets	—	—	—	MSCI Emerging Markets Small Cap Index (net)	16.6% (d) (e)	Rolling 60 months	NO	1.33% (d) ANA
AQR Capital Management – Europe, Australasia, Far East (“EAFE”)	0.30%	—	NO	MSCI EAFE Index (net)	17%	Calendar year	NO	NO
AQR Capital Management – US	0.20%	—	NO	Russell 1000 Total Return Index (net)	17%	Calendar year	NO	NO
Deep Basin Capital LP(f)	1.325%	1.50%	NO		16.25%	Calendar year	YES	NO
Hosking Partners LLP	0.28%	—	NO	Blend: 50% MSCI All Country World Index (net dividends reinvested) and 50% MSCI All Country World Index (gross dividends reinvested)	18% (e)	Rolling 60 months	NO	NO
Kopernik Global Investors, LLC	0.10%	—	NO	MSCI All Country World Index (net)	20%	Calendar year	NO	NO
Mission Value Partners, LLC	0.50%	0.75%	YES	36 month blended hurdle of avg monthly change in Consumer Price Index x 12 + spread of 4% for months prior to April 1, 2019 and a flat 4.5% – 5.5% thereafter	10% (e)	Rolling 36 months	NO	1.00%
Strategy Capital, LLC	Blended rate between 0.1875% and 0.10% (g)	0.75%	YES	S&P 500 Index (net)	10%-20% (h)	Calendar year	NO	NO
TB Alternative Assets Ltd	0.75%	—	NO	Blend: 50% MSCI China Index and 50% CSI 300 Index	15%	Calendar year	NO	NO
(a)	Fee schedules are based on assets under management, irrespective of performance. The fee rate is applied to average net assets.
(b)	Fee schedules embody the concept of a “fulcrum” fee (i.e., a fee midway between the minimum and the maximum). Actual fees paid to such money managers are proportionately related to performance above or below the fulcrum point. The formula is designed to augment the fee if the portfolio’s excess return (i.e., its actual return less the total return of the portfolio’s benchmark) exceeds a specified level and to reduce the fee if the portfolio’s excess return falls below this level. The fee rate is applied to average net assets.

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2019
(c)	The performance-based portion of the fee schedule is generally based on a specified percentage of the amount by which the return generated by the money manager’s portfolio exceeds the return of the portfolio’s benchmark or a specified percentage of the net appreciation of the manager’s portfolio over a hurdle, in certain cases subject to a high water mark, a performance fee cap, or the recovery of prior years’ losses, if any. Total returns are generally computed over rolling time periods of varying lengths and are in most cases determined gross of fund expenses and fees, except custodian transaction charges and, in certain cases, the asset-based fee and/or performance-based fee applicable to the money manager’s account.
(d)	During the first five years after a contribution to the account (the ''transitional period”), the performance fee is similarly structured, with the measurement periods starting at a specified inception date and running through each annual calculation date but with performance fee rates and fee caps for each measurement period that decline from 20.2% to 17.21%, with respect to the performance fee rates, and 1.615% of average net assets to 1.38% of average net assets, with respect to the fee caps.
(e)	Performance-based fees earned on excess return (portfolio over benchmark) expressed as a percentage times average net assets.
(f)	Asset based fee rate is reduced over time as follows: 1.50% per annum on all assets from January 31, 2019 through August 31, 2019, 1.325% per annum on all assets from September 1, 2019 through August 31, 2020, 1.2% per annum on all assets thereafter unless if after September 1, 2021 the assets managed by in the Deep Basin long/short strategy exceed $750 million for two consecutive calendar quarters in which case the rate would be reduced to 1.125% per annum on all assets.
(g)	Asset based fee minimum rate is a blended rate between 0.1875% and 0.10% based on manager assets.
(h)	Performance fee rate based on average assets managed by Strategy Capital, LLC, excluding TIFF advised assets and assets of Strategy Capital, LLC and its affiliates.

Fees for such services paid to the individual money managers are reflected as money manager fees on the Statement of Operations. As of June 30, 2019, $2,057,970 remained payable and reflected as money manager fees on the Statement of Assets and Liabilities.

With respect to MAF’s investments in other registered investment companies, private investment funds, exchange-traded funds, and other acquired funds, MAF bears its ratable share of each such entity’s expenses, including its share of the management and performance fees, if any, charged by such entity through that entity’s NAV. MAF’s share of management and performance fees charged by such entities is in addition to fees paid by MAF to TAS and the money managers.

6.  Fund Administration and Custody Agreement

Pursuant to a series of agreements, State Street Bank and Trust Company (“State Street”) earns a fee for providing core fund administration, fund accounting, domestic custody, and transfer agent services. Fees paid for non-core services rendered by State Street include, but are not limited to, foreign custody and transactional fees, which are based upon assets of the fund and/or on transactions entered into by the fund during the period, and out-of-pocket expenses. Fees for such services paid to State Street by the fund are reflected as fund administration and custody fees on the Statement of Operations. As of June 30, 2019, $2,737,521 remained payable and reflected as fund administration and custody fees on the Statement of Assets and Liabilities.

7.  Investment Transactions

Cost of investment securities purchased and proceeds from sales of investment securities, other than short-term investments, during the period ended June 30, 2019 were as follows:

	Purchases	Sales
Non-US Government Securities	$945,451,957	$1,196,152,578
US Government Securities	88,803,510	121,844,524

8.  Federal Tax Information

For federal income tax purposes, the cost of investments owned at June 30, 2019 has been estimated since the final tax characteristic cannot be determined until subsequent to fiscal year end. The cost of securities, the aggregate gross unrealized appreciation/(depreciation), and the net unrealized appreciation/(depreciation) on securities, other than proceeds from securities sold short, at June 30, 2019, are as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Tax Cost of Investments
Investments in securities	$319,741,834	$(271,994,608)	$47,747,226	$2,338,349,158
Securities sold short	7,210,990	(9,159,879)	(1,948,889)	(150,339,734)

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2019

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Tax Cost of Derivatives
Purchased option contracts	—	—	—	1,135,176
Financial futures contracts	—	—	—	(2,457,368)
Forward currency contracts	—	—	—	594,560
Swap contracts	—	—	—	(518,655)
Written option contracts	—	—	—	(245,762)

The difference between the tax cost of securities and the cost of securities for GAAP purposes is primarily due to the tax treatment of wash sale losses, mark to market on derivatives, mark to market on passive foreign investment companies, total return swaps, partnerships, and tax adjustments related to holding offsetting positions such as straddles.

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of June 30, 2019.

9.  Repurchase and Reverse Repurchase Agreements

The fund will engage in repurchase and reverse repurchase transactions under the terms of master repurchase agreements with parties approved by TAS or the relevant money manager.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. In transactions that are considered to be collateralized fully, the securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the repurchase price thereof, including accrued interest.

In a reverse repurchase agreement, the fund sells US Government securities and simultaneously agrees to repurchase them at an agreed-upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Reverse repurchase agreements create leverage, a speculative factor, but will not be considered borrowings for the purposes of limitations on borrowings. When a fund enters into a reverse repurchase agreement, it must segregate on its or its custodian’s books cash and/or liquid securities in an amount equal to the amount of the fund’s obligation (cost) to repurchase the securities, including accrued interest.

The following table presents the fund’s repurchase agreements net of amounts available for offset and net of the related collateral received as of June 30, 2019:

Counterparty	Assets Subject to a Netting Provision or Similar Arrangement	Liabilities Available for Offset	Collateral Received	Net Amount
Fixed Income Clearing Corp.	$99,102,703	$—	$(99,102,703)	$—
Total	$99,102,703	$—	$(99,102,703)	$—

Please see Note 4, Derivatives and Other Financial Instruments, for further discussion of netting provisions and similar arrangements.

10.  Capital Share Transactions

While there are no sales commissions (loads) or 12b-1 fees, MAF assesses entry and exit fees of 0.50% of capital invested or redeemed. These fees, which are paid to the fund directly, not to TAS or other vendors supplying services to the fund, are designed, in part, to protect non-transacting members from bearing the transaction costs, including market impact, that may

TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2019

arise from a transacting member’s purchases, exchanges, and redemptions of MAF shares. They are also designed to encourage investment only by members with a long-term investment horizon. Further, they are designed to discourage market timing or other inappropriate short-term trading by members. The entry and exit fees are assessed irrespective of the length of time a member’s shares are held. These fees are deducted from the amount invested or redeemed; they cannot be paid separately. Entry and exit fees may be waived at TAS’s discretion when the purchase or redemption will not result in significant transaction costs for the fund (e.g., for transactions involving in-kind purchases and redemptions). Such fees are retained by the fund and included in proceeds from shares sold or deducted from distributions for redemptions.

Members of the fund have the ability to elect a systematic withdrawal plan option and can redeem up to 6% of the value of their account each fiscal year without paying the 0.50% exit fee normally assessed on redemptions, subject to certain conditions. Members that elect to take this systematic withdrawal option enhancement will be required to reinvest their quarterly dividends and distributions.

11.  Concentration of Risks

MAF may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The fund engages multiple external money managers, each of which manages a portion of the fund’s assets. A multi-manager fund entails the risk, among others, that the advisor may not be able to (1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager.

The fund invests in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

The fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the US, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The fund invests in small capitalization stocks. These investments may entail different risks than larger capitalizations stocks, including potentially lesser degrees of liquidity.

The fund may engage in short sales in which it sells a security it does not own. To complete such a transaction, the fund must borrow or otherwise obtain the security to make delivery to the buyer. The fund then is obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. The fund’s investment performance will suffer if a security that it has sold short appreciates in value.

12.  Indemnifications

In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

13.  Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.

TIFF Multi-Asset Fund	June 30, 2019
Additional Information (Unaudited)

Proxy Voting Policy and Voting Record

A description of the policies and procedures that TIP uses to determine how to vote proxies relating to portfolio securities is available at https://www.tiff.org/mutualfunds/prospectusdisclosures/proxy.aspx and without charge, upon request, by calling 800-984-0084. This information is also available on the website of the US Securities and Exchange Commission (“SEC”) at http://www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the most recent 12-month year ended June 30 is also available on the websites noted above and without charge, upon request, by calling 800-984-0084.

Quarterly Reporting

TIP files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. TIP’s Form N-PORT report is available on the website of the SEC at http://www.sec.gov.

TIFF Multi-Asset Fund	June 30, 2019
Approval of Money Manager Agreements (Unaudited)

Approval of Amended Money Manager Agreement

During an in-person meeting held on March 20, 2019 (the “March Meeting”), the board of trustees of TIFF Investment Program (“TIP”), all of whom are not “interested persons” of TIP (the “board” or “trustees”), as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), evaluated and approved the amendment to the money manager agreement to amend and restate the fee schedule with Mission Value Partners, LLC (“Mission Value”), a money manager managing assets on behalf of TIFF Multi-Asset Fund (“Multi-Asset Fund” or “MAF”).

Consideration of the Amendment to the Money Manager Agreement to Amend and Restate the Fee Schedule with Mission Value

During the March Meeting, the board evaluated and approved the amendment to the money manager agreement with Mission Value for Multi-Asset Fund (the “Amendment”) in order to amend and restate the fee schedule. In considering the Amendment at the March Meeting, the board took into account information it had received in connection with its annual review of TIP’s investment advisory and money manager agreements and fees on June 12-13, 2018 (the “Annual Review”), including information with respect to the money manager agreement with Mission Value. The board noted that, at that time, it had approved the continuance of the money manager agreement between TIP, on behalf of Multi-Asset Fund, and Mission Value for another one-year term commencing July 1, 2018.

In connection with the Annual Review, the board had requested and considered a wide range of information from TIFF Advisory Services, Inc. (“TAS”), the advisor to Multi-Asset Fund, and Mission Value of the type it regularly considers when determining whether to continue Multi-Asset Fund’s money manager agreements as in effect from year to year. In approving the Amendment at the March Meeting, the board considered the same factors and information that it considered in approving the continuance of the money manager agreement with Mission Value at the Annual Review, as well as such other information as the board considered appropriate. During the Annual Review, the board considered information regarding Mission Value’s personnel and services, investment mandate, investment strategies and philosophies, portfolio management, performance, and fees and expenses. Information about Mission Value’s brokerage practices was also provided, including allocation methodologies, best execution policies, commission rates, and soft dollar program, as applicable. In addition, the board considered information with respect to the compliance, risk management, and administration of Mission Value, including, but not limited to, its code of ethics and business continuity procedures, as well as information concerning any material violations of such compliance programs, the background of the individual serving as the chief compliance officer, and disclosure about regulatory examinations or other inquiries and litigation proceedings affecting Mission Value.

The board noted that the purpose of the Amendment was to amend and restate the fee schedule included in the current money manager agreement with Mission Value for Multi-Asset Fund, and that otherwise the terms of Mission Value’s current money manager agreement remained unchanged since its review and approval as part of the Annual Review. The board also noted that TAS recommended approval of the Amendment, which revised both the asset-based fee component and the performance fee component of the fee schedule with the goal and expectation of lowering fees in most circumstances. The board noted that under the Amendment the monthly asset-based fee rate would decrease as compared to the rate currently paid to Mission Value by MAF, and that the calculation of the performance fee would be simplified, which should reduce the overall fees paid to Mission Value, although there are some situations, particularly if inflation (as captured by the Consumer Price Index) increases above current levels and Mission Value’s absolute performance is high, in which the fee that MAF pays to Mission Value would be higher under the revised fee schedule included in the Amendment. In this regard the board considered the materials provided by TAS discussing the changes included in the Amendment and their potential impact, including their impact to fees over the life of the agreement and, in particular, noting those potential situations where the fees paid to Mission Value would be higher than under the current money manager agreement. The board also noted that the TAS materials included confirmation from Mission Value that the change to the fee schedule would not result in any changes to the nature, quality, or extent of investment advisory services to be provided to Multi-Asset Fund by Mission Value.

At the March Meeting, the board also noted that in connection with the Annual Review, the board (1) considered a memorandum from its independent counsel setting forth the board’s fiduciary duties and responsibilities under the 1940 Act and applicable state law and the factors the board should consider in its evaluation of a money manager agreement; and (2) reviewed Mission Value’s responses to a questionnaire prepared by the trustees’ independent counsel requesting information necessary for the trustees’ evaluation of the money manager agreement with Mission Value.

TIFF Multi-Asset Fund	June 30, 2019

The board noted the information received at regular meetings throughout the year related to the services rendered by Mission Value concerning the management of Multi-Asset Fund’s portfolio. The board’s evaluation of the services provided by Mission Value took into account the board’s knowledge and familiarity gained as board members regarding the scope and quality of Mission Value’s investment management capabilities. The board concluded that, overall, it was satisfied with the nature, quality, and extent of the services currently being provided, and expected to be provided, by Mission Value. Consistent with the approach taken by the board at the Annual Review, (1) the board did not specifically consider the profitability or expected profitability of Mission Value resulting from its relationship with Multi-Asset Fund because Mission Value is not affiliated with TAS or TIP, except by virtue of serving as a money manager to Multi-Asset Fund, and the fees to be paid to Mission Value were negotiated on an arm’s-length basis in a competitive marketplace, and (2) the board noted that the Amendment with Mission Value included breakpoints that would enable Multi-Asset Fund to benefit from economies of scale, and also included a performance fee which aligned Mission Value’s interests with those of Multi-Asset Fund.

The board based its evaluation on the material factors presented to it at the March Meeting and at the Annual Review and discussed above, including: (1) the terms of the Amendment; (2) the reasonableness of the money manager’s fees in light of the nature and quality of the services expected to be provided and any additional benefits to be received by Mission Value in connection with providing services to Multi-Asset Fund in the future; (3) the nature, quality, and extent of the services expected to be performed by Mission Value; (4) the overall organization, skills, and experience of Mission Value in managing the existing portfolio for Multi-Asset Fund; and (5) the contribution of Mission Value towards the overall performance of Multi-Asset Fund.

In arriving at its decision to approve the Amendment, the board did not single out any one factor or group of factors as being more important than the other factors, but considered all of these factors together with a view toward future long-term considerations. After carefully considering the information summarized above and all factors deemed to be relevant, the board unanimously voted to approve the Amendment. Prior to a vote being taken, the board met separately in executive session to discuss the appropriateness of the Amendment and other considerations.

In their deliberations with respect to these matters, the trustees were advised by their independent legal counsel. The trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the consideration of investment advisory contracts. The trustees concluded that the Amendment was reasonable, fair, and in the best interests of Multi-Asset Fund and its members, and that the fees provided in the agreement were fair and reasonable. In the board’s view, approving the Amendment was desirable and in the best interests of Multi-Asset Fund and its members.

*    *    *

Approval of the Advisory Agreements and Money Manager Agreements

During an in-person meeting held on June 10 -11, 2019 (the “June Meeting”), the board of trustees of TIFF Investment Program (“TIP”), all of whom are not “interested persons” of TIP (the “Board” or “trustees”), as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), conducted its annual review (the “Annual Review”) of the investment advisory agreements between each of the TIP funds and TIFF Advisory Services, Inc. (“TAS”) (“Investment Advisory Agreements”), the investment advisor to TIFF Multi-Asset Fund (“Multi-Asset Fund” or “MAF”) and TIFF Short-Term Fund (“Short-Term Fund”), as well as the money manager agreements between Multi-Asset Fund and its money managers (as sub-advisors) (“Money Manager Agreements”)1. The Investment Advisory Agreements and the Money Manager Agreements are collectively referred to herein as “Advisory Agreements,” and Multi-Asset Fund and Short-Term Fund may be referred to individually as a “Fund” or collectively as the “Funds.”

Consideration of the Advisory Agreements at the Annual Review

The Board requested and received information from TAS and the money managers in advance of the June Meeting, which the trustees reviewed separately in executive sessions with their independent legal counsel at the June Meeting. The materials provided included information regarding personnel and services, investment process and strategies, portfolio management, fees and expenses, performance, and, with respect to TAS, its profitability and process to select, monitor and oversee the money managers. Information about brokerage practices was also supplied, including allocation methodologies, best execution, commission rates, and soft dollar arrangements. Information with respect to compliance, administration, and risk management was supplied, such as information on TAS’s and the money managers’ compliance programs, including codes of ethics and business continuity procedures, as well as information concerning any material violations of such programs, chief compliance officer backgrounds, disclosure about regulatory examinations or other inquiries, and litigation proceedings affecting TAS or the money managers.

[1]	The money managers that the Board considered for renewal are: AJO, LP; Amundi Pioneer Institutional Asset Management, Inc.; AQR Capital Management, LLC, Fundsmith, LLP; Green Court Capital Management Limited; Hosking Partners LLP; Kopernik Global Investors, LLC; Lansdowne Partners (UK) LLP; Mission Value Partners, LLC; and TB Alternative Assets Ltd. (Trustbridge).

TIFF Multi-Asset Fund	June 30, 2019

In addition, the Board considered the following: (1) a memorandum from the Board’s independent legal counsel setting forth the Board’s fiduciary duties and responsibilities under the 1940 Act and applicable state law and the factors the Board should consider in its evaluation of the Advisory Agreements; (2) responses submitted by TAS and each money manager to questionnaires prepared by the Board’s independent legal counsel requesting information necessary for the trustees’ evaluation of the Advisory Agreements; (3) a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing the performance of each Fund to the performance of its applicable peer groups, and comparing each Fund’s advisory fees and total expenses to those of its respective peer groups; (4) additional information from TAS regarding the fees charged by TAS to each Fund and to certain other private funds managed by TAS; (5) money manager profiles detailing MAF assets under management, effective fee rates and fees paid to each money manager in 2018, and an advisor profile detailing similar information for TAS; (6) a report of the ten brokers receiving the highest aggregate brokerage commissions by manager for the year ended December 31, 2018; (7) certain financial information about TAS, including its audited financial statements for the year ended December 31, 2018; and (8) the direct and indirect benefits that accrue to TAS and its affiliates, and to the money managers, from their relationships with the Funds, which include fees paid to TAS by the Funds for TAS to perform certain administrative and other services for the Funds.

While attention was given to all information furnished, the following discusses the primary factors relevant to the Board’s decisions. In each case, the Board concluded that the Funds’ performance was acceptable and that the Funds’ advisory fees and total expenses were reasonable in light of the quality and nature of services provided.

Nature, Extent, and Quality of Services

The Board considered a number of factors in evaluating TAS and the money managers in connection with the Annual Review. The Board noted that it receives information at regular meetings throughout the year related to the services rendered by TAS and the money managers, as well as the Funds’ performance, expenses, and compliance information. It also noted that it receives information between regular meetings as the need arises. The Board’s evaluation of the services provided by TAS and the money managers took into account the trustees’ knowledge and familiarity gained as Board members, including the scope and quality of TAS’s investment management capabilities in selecting money managers, allocating Fund assets across money managers and asset classes, managing certain asset types in-house (e.g., Treasuries, futures contracts, swaps, and other instruments), and its compliance responsibilities.

The Board also considered each money manager’s skills and experience in managing the underlying portfolios given the amount of assets and particular universe of asset types available to the manager, its trading acumen, its performance tendencies in various market cycles, and its process for risk monitoring and management. The Board considered reports from TAS regarding the operations of certain money managers, the performance and investment strategies of certain money managers in light of current market conditions, as well as the role that each money manager plays in Multi-Asset Fund’s portfolio. The Board concluded that, overall, it was satisfied with the nature, extent, and quality of the services provided under the Advisory Agreements by TAS and each of the money managers.

Profitability

In addition, the Board considered the profitability of TAS as the investment advisor and the likelihood that TAS would remain financially viable moving forward. The Board did not specifically consider the profitability of each money manager resulting from its relationship with Multi-Asset Fund because none of the money managers is affiliated with TAS or Multi-Asset Fund except by virtue of serving as a money manager, and the fees paid to each money manager by TIP were negotiated on an arm’s-length basis in a competitive marketplace.

TIFF Multi-Asset Fund Performance, Fees, and Expenses

Multi-Asset Fund operates on a “multi-manager” basis, which means that its assets are divided into multiple segments and those segments are managed by different investment management firms as money managers to such Fund. In addition, TAS manages a portion of Multi-Asset Fund’s assets directly and is also responsible for determining the appropriate manner in which to allocate assets among money managers. There is no pre-specified target allocation of assets to any particular money manager. Each money manager manages one or more segments of Multi-Asset Fund pursuant to a money manager agreement between the money manager and TIP, on behalf of Multi-Asset Fund. Multi-Asset Fund also invests a portion of its assets in other investment funds (which are sometimes referred to as “underlying funds” or “acquired funds”), such as exchange-traded funds, open-end mutual funds, and private investment funds, such as hedge funds. As an investor in an acquired fund, Multi-Asset Fund will bear its ratable share of expenses, including advisory and administration fees and other fees, of the acquired fund. Such fees and expenses are referred to as “underlying fund expenses” and represent the approximate fees and expenses indirectly incurred by Multi-Asset Fund as a result of its investments in acquired funds.

TIFF Multi-Asset Fund	June 30, 2019

Money Managers Under Consideration and Performance Benchmarks Reviewed:

AJO, LP
S&P 500 Index (US Large Cap mandate)
MSCI Emerging Markets Small Cap Index (Emerging Markets Small Cap mandate)

Amundi Pioneer Institutional Asset Management, Inc.
Bloomberg Barclays US Government Inflation-Linked Bond Index (US Treasury obligations, including TIPS, mandate) Bloomberg Barclays Nominal US Treasury Index (Laddered US Treasury securities mandate)

AQR Capital Management
Russell 1000 (Domestic mandate)
MSCI EAFE Index (EAFE mandate)

Fundsmith, LLP
MSCI World Index

Green Court Capital Management Limited
CSI 300 Index

Hosking Partners LLP
50% MSCI All Country World Index (net dividends reinvested) and 50% MSCI All Country World Index (gross dividends reinvested)

Kopernik Global Investors, LLC
MSCI All Country World Index

Lansdowne Partners (UK) LLP
MSCI World Index

Mission Value Partners, LL
CUS CPI Urban Consumers Index plus a specified spread
70% MSCI Japan Index/30% MSCI World Index

TB Alternative Assets Ltd.
50% MSCI China Index/50% CSI 300 Index

The Board reviewed various comparative data provided to it in connection with its consideration of the renewal of the Advisory Agreements, including, among other information, a comparison of the Fund’s total return with three self-selected benchmarks and with that of other mutual funds deemed to be in its peer group and peer universe by Broadridge.

In particular, the Board reviewed Multi-Asset Fund’s performance against its benchmarks (the three self-selected benchmarks were the MAF Constructed Index, based on the normal allocation to each asset class, the 65/35 Mix2, and the Consumer Price Index (“CPI”) + 5% per annum), and a Broadridge peer universe. The Broadridge peer universe consisted of Multi-Asset Fund and all retail and institutional flexible portfolio funds as classified by Broadridge (the “Broadridge MAF peer universe”). The Board considered TAS’s implementation of Multi-Asset Fund’s investment strategy across multiple asset classes and money managers. Multi-Asset Fund’s returns lagged the MAF Constructed Index for the one-, three-, and five-year periods ended March 31, 2019, and exceeded the MAF Constructed Index for the ten-year period ended March 31, 2019. Multi-Asset Fund’s returns lagged the 65/35 Mix for the one-, three-, five-, ten-year periods ended March 31, 2019. Multi-Asset Fund’s returns exceeded the CPI + 5% benchmark for the ten-year period and lagged the CPI + 5% benchmark for the one-, three-, and five-year periods ended March 31, 2019. Multi-Asset Fund’s returns exceeded the average of the Broadridge MAF peer universe for the three-, five- and ten-year periods ended March 31, 2019, but lagged this average for the one-year period ended March 31, 2019.

[2]	The 65/35 Mix is comprised of 65% MSCI All Country World Index and 35% Barclays US Aggregate Bond Index.

TIFF Multi-Asset Fund	June 30, 2019

The Board also reviewed the fees and expenses of Multi-Asset Fund against an expense peer group provided by Broadridge. This expense peer group (the “MAF expense peer group”) consisted of Multi-Asset Fund and ten other institutional flexible portfolio funds as classified by Broadridge. The actual advisory fees of Multi-Asset Fund were below the median advisory fees of the MAF expense peer group for the latest fiscal year. The trustees noted that MAF makes substantial use of performance-based fee arrangements with the money managers, which can lead to higher advisory fees when money managers perform well. The total expenses of Multi-Asset Fund, including the underlying fund expenses, exceeded the median of the MAF expense peer group for the latest fiscal year, but were below the median excluding underlying fund expenses. The Board noted that, because the acquired funds in which Multi-Asset Fund invests typically use performance-based fee arrangements, the underlying fund expenses will tend to be higher when the acquired funds perform well. Further, most of the other funds in the MAF expense peer group do not invest in acquired funds and, therefore, do not incur underlying fund expenses. The Board took into consideration management’s discussion of the acquired funds’ contributions to MAF’s overall performance and the role such funds play in MAF’s portfolio, as well as management’s view that these factors offset the higher fees and expenses resulting from such investments.

The Board reviewed and discussed TAS’s fee schedule and the fee schedules of the money managers, noting that each of the money managers had an asset-based fee arrangement, a performance-based fee arrangement, or a fee arrangement which included a combination of both an asset-based fee and a performance-based fee. The Board assessed the extent to which Multi-Asset Fund enjoyed economies of scale resulting from the fee structures provided by each of the money managers, noting that certain money managers’ asset-based fee schedules did not include breakpoints, but their fee schedules were consistent with the fee schedules such managers had in place with, or offered to, other clients having substantially similar investment mandates. Further, with respect to those money managers that received performance-based fees, the Board felt that such fee schedules appropriately aligned the money managers’ interests with those of Multi-Asset Fund’s members. As part of its analysis, the Board also considered the fees charged by TAS to MAF and certain other private funds managed by TAS.

Additionally, the Board considered the direct and indirect benefits that accrue to certain money managers as a result of their use of brokerage commissions paid by MAF, with respect to portfolio transactions undertaken by such money managers, to obtain research products and services. In this regard, the Board also considered that the amended money manager agreement with Lansdowne Partners (UK) LLP (“Lansdowne”) permits MAF to directly compensate Lansdowne for third-party research costs.

TIFF Short-Term Fund Performance, Fees, and Expenses

The Board reviewed various comparative data provided to it in connection with its consideration of the renewal of the Investment Advisory Agreement with TAS, including, among other information, a comparison of the Fund’s total return with a self-selected benchmark and with that of other mutual funds deemed to be in its peer group and peer universe by Broadridge.

In particular, the Board reviewed Short-Term Fund’s performance against its self-selected benchmark (BofA Merrill Lynch US 6-Month Treasury Bill Index (the “Index”)), and a Broadridge peer universe. The Broadridge peer universe consisted of Short-Term Fund and all retail and institutional ultra-short obligation funds as classified by Broadridge (the “Broadridge STF peer universe”). The Board considered TAS’s internal management of Short-Term Fund since 2004. It noted that Short-Term Fund typically invests substantially all of its assets in US Treasury bills and normally maintains a duration of within three months of the duration of the Index. In contrast, the Broadridge STF peer universe used for comparison purposes, which closely matches Short-Term Fund in certain respects, includes funds that do not limit their investments to US Treasury bills and may maintain portfolio dollar-weighted average maturities up to 365 days. Short-Term Fund produced modestly positive total returns for the one-, three-, five- and ten-year periods ended March 31, 2019 due to the extremely low yields on US Treasury bills resulting from Federal Reserve Board policy and Short-Term Fund’s operational costs, including the cost of portfolio rebalancing. Short-Term Fund underperformed the Index for the one-, three-, five- and ten-year periods ended March 31, 2019. The Board noted that the Index does not reflect any fees or expenses and has an average maturity of six months compared to Short-Term Fund’s average maturity of about three months. Similarly, Short-Term Fund’s returns lagged the average of the Broadridge STF peer universe for the one-, three-, five-, and ten-year periods ended March 31, 2019, for the reasons stated above. The Board considered these results in light of Short-Term Fund’s investment strategy and the purposes for which Short-Term Fund members use the Fund.

The Board also reviewed the fees and expenses of Short-Term Fund against an expense peer group provided by Broadridge. This expense peer group (the “STF expense peer group”) consisted of Short-Term Fund and twelve other institutional ultra-short obligation funds as classified by Broadridge. The Board noted that the actual advisory fee and total expenses of Short-Term Fund were well below the median of the STF expense peer group. The Board also noted that TAS’s fee schedule included breakpoints that could enable Short-Term Fund to benefit from economies of scale should the Fund’s assets grow.

TIFF Multi-Asset Fund	June 30, 2019

Results of Review of Advisory Agreements

After considering responses from TAS and each money manager to the questionnaire prepared on behalf of the Board and further discussion, the Board voted at the June Meeting to approve the continuance of the Investment Advisory Agreements for another year with respect to both Multi-Asset Fund and Short-Term Fund and to continue the Money Manager Agreements for another year with respect to Multi-Asset Fund. The Board based its evaluation on the material factors presented to it at the June Meeting and discussed below, including: (1) the terms of the agreements; (2) the reasonableness of the advisory and money manager fees in light of the nature and quality of the advisory services provided and any additional benefits received by TAS or the money managers, as applicable, in connection with providing services to the Funds; (3) the nature, quality, and extent of the services performed by TAS and each of the money managers, as well as the cost to TAS of providing such services; (4) in the case of the Multi-Asset Fund, the contribution of each money manager toward the overall performance of the Fund; (5) the fees charged by TAS and each of the money managers; and (6) the overall organization and experience of TAS and each of the money managers.

Prior to a vote being taken to approve the continuance of the Investment Advisory Agreements and the Money Manager Agreements, the trustees met separately in executive session to discuss the appropriateness of the agreements and other considerations. In their deliberations with respect to these matters, the trustees were advised by their independent legal counsel. The trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. The trustees concluded that the Advisory Agreements were reasonable, fair, and in the best interests of the Funds, and that the fees set forth in the agreements were fair and reasonable. In reaching its conclusion to approve the continuance of the Investment Advisory Agreements and the Money Manager Agreements for another year, the Board did not single out any one factor or group of factors as being more important than the other factors, but considered all of these factors together with a view toward past and future long-term considerations.

*    *    *

Approval of Money Manager Agreements

During an in-person meeting held on June 10-11, 2019 (the “June Meeting”), the board of trustees of TIFF Investment Program (“TIP”), all of whom are not “interested persons” of TIP (the “board” or “trustees”), as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), evaluated and approved a money manager agreement between TIP and NewGen Asset Management (“NewGen”) a new money manager proposed to manage assets on behalf of TIFF Multi-Asset Fund (“Multi-Asset Fund” or “MAF”).

Approval of the Money Manager Agreement between TIP and NewGen

During the June Meeting, the board evaluated and approved the money manager agreement for Multi-Asset Fund with a new money manager, NewGen (the “NewGen Agreement”). In this regard, the board requested and considereda wide range of information from NewGen and TIFF Advisory Services, Inc. (“TAS”), the investment advisor to Multi-Asset Fund, in advance of the June Meeting, and at the June Meeting the trustees reviewed this information with TAS staff and separately in executive session with the trustees’ independent legal counsel. Among other matters, the board considered information regarding NewGen’s personnel and services, investment strategies and philosophies and portfolio management, including the experience of NewGen’s investment personnel. The board also considered NewGen’s potential portfolio holdings, fees and expenses, and information detailing the performance of NewGen’s investment strategy since its inception. The board noted that the proposed management fee for the investment strategy to be implemented by NewGen on behalf of Multi-Asset Fund included a discounted management fee and a performance fee which aligned NewGen’s interests with those of Multi-Asset Fund. Information about NewGen’s proposed brokerage practices and best execution policies was also provided. In addition, the board considered information with respect to the compliance and administration of NewGen, including, but not limited to, its code of ethics and business continuity procedures, as well as information concerning any material violations of such compliance programs, the background of the individual serving as the chief compliance officer, and disclosure about regulatory examinations or other inquiries and litigation proceedings affecting NewGen.

The board also considered a memorandum from its independent counsel setting forth the board’s fiduciary duties and responsibilities under the 1940 Act and applicable state law and the factors the board should consider in its evaluation of the NewGen Agreement. The board also reviewed NewGen’s responses to a questionnaire prepared by the trustees’ independent counsel requesting information necessary for the trustees’ evaluation of the NewGen Agreement. In addition, during the June Meeting, TAS staff (1) reviewed the process undertaken and due diligence performed in assessing NewGen as a possible money manager for Multi-Asset Fund, and (2) responded to additional questions from the board regarding, among other things,

TIFF Multi-Asset Fund	June 30, 2019

NewGen’s operating structure and compliance program, including information about NewGen’s operational and compliance staffing and the level of resources dedicated to NewGen’s compliance functions.

The board also considered a number of additional factors in evaluating the NewGen Agreement: the advisory services NewGen was expected to provide to MAF; the investment risks presented by the investment strategy that NewGen intended to employ; the potential benefits of including NewGen as a money manager to MAF; operational matters and additional costs related to the implementation of NewGen’s investment strategies and related risks; and other information deemed relevant.

The board concluded that, overall, it was satisfied with the nature, extent, and quality of the services expected to be provided under the NewGen Agreement. The board based its evaluation on the material factors presented to it at the June Meeting and discussed above, including: (1) the terms of the NewGen Agreement; (2) the reasonableness of the money manager’s fees in light of the nature and quality of the services to be provided and any additional benefits to be received by NewGen in connection with providing services to Multi-Asset Fund; (3) the nature, quality, and extent of the services expected to be performed by NewGen; and (4) the nature and expected effects of adding NewGen as a money manager of Multi-Asset Fund. The board did not specifically consider the profitability of NewGen expected to result from its relationship with Multi-Asset Fund because NewGen is not affiliated with TAS or TIP, except by virtue of serving as a money manager, and the fees to be paid to NewGen were negotiated on an arm’s-length basis in a competitive marketplace.

In arriving at its decision to approve the NewGen Agreement, the board did not single out any one factor or group of factors as being more important than the other factors, but considered all of these factors together. After carefully considering the information summarized above and all factors deemed to be relevant, the board unanimously voted to approve the NewGen Agreement. Prior to the vote being taken, the board met separately in executive session to discuss the appropriateness of the NewGen Agreement and other considerations.

In their deliberations with respect to these matters, the trustees were advised by their independent legal counsel. The trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the consideration of investment advisory contracts. The trustees concluded that the NewGen Agreement was reasonable, fair, and in the best interests of Multi-Asset Fund and its members, and that the fees provided in the NewGen Agreement were fair and reasonable. In the board’s view, approving the NewGen Agreement was desirable and in the best interests of Multi-Asset Fund and its members.

TIFF Multi-Asset Fund	June 30, 2019
Index Descriptions

Consumer Price Index is based on the Consumer Price Index-All Urban Consumers (CPI- U), a widely recognized measure of US inflation that represents changes in the prices paid by consumers for a representative basket of goods and services.

CSI 300 Index tracks 300 stocks traded in the Shanghai and Shenzhen stock exchanges.

MSCI All Country World Index tracks large-capitalization stocks worldwide.

The MSCI All Country World ex USA Index captures large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the US) and 26 Emerging Markets countries. With 2,205 constituents, the index covers approximately 85% of the global equity opportunity set outside the US.

MSCI China Index tracks large and mid|L-cap segments of the China equity universe across China H shares, B shares, red chips, P chips, and foreign listings and is comprised of 491 constituents.

MSCI EAFE Index tracks developed markets in Europe, Australia, and the Far East.

MSCI Emerging Markets Small Cap Index tracks small|L-capitalization companies whose market capitalization. Represents approximately the bottom 14% of the market capitalization of companies in the global emerging markets.

MSCI Emerging Markets Index tracks the performance of the performance of large- and mid-cap securities in 26 Emerging Markets.

The MSCI USA Momentum Index is based on MSCI USA Index, its parent index, which captures large and mid-cap stocks of the US market. It reflects the performance of an equity momentum strategy by emphasizing stocks with high price momentum, while maintaining reasonably high trading liquidity, investment capacity and moderate index turnover.

The MSCI USA Index is designed to measure the performance of the large and mid cap segments of the US market. With 639 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in the US.

Russell 1000 Index tracks the largest 1,000 US companies.

S&P 500 Index (S&P 500 Total Return Index) includes 500 companies in leading industries of the US economy, capturing 75% coverage of US equities. The S&P 500 Index is maintained by the S&P Index Committee, based on published guidelines governing additions to and removal from the index. Criteria for index additions include US companies, market capitalization in excess of $4 billion, public float, financial viability, adequate liquidity and reasonable price, sector representation, and company type. Criteria for index removals include violating or no longer meeting one or more criteria for index inclusion.

S&P MidCap 400/Citigroup Growth Index tracks the performance of mid capitalization growth section of the US equity market.

TIFF Short-Term Fund	June 30, 2019
Internet Availability of Shareholder Reports

Beginning on January 2, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of TIFF Short-Term Fund’s (the “Fund”) annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of these reports from the Fund. Instead, these reports will be made available on the Fund’s website, and you will be notified by e-mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by calling TIFF Member Services at 800-984-0084 or by sending an e-mail request to memberservices@tiff.org.

You may elect to receive all future shareholder reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling TIFF Member Services at 800-984-0084 or by sending an e-mail request to memberservices@tiff.org. Your election to receive reports in paper will apply to all TIP funds that you hold.

Fund Expenses (Unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/19	Ending Account Value 06/30/19	Expenses Paid During the Period* 1/1/19 – 6/30/19
1) Actual	$1,000.00	$1,013.10	$1.25
2) Hypothetical	$1,000.00	$1,023.55	$1.25
*	Expenses are equal to the fund’s annualized expense ratio of 0.25% (calculated over a six-month period, which may differ from the fund’s actual expense ratio for the full year), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Summary Schedule of Investments (Unaudited)

US Treasury Bills	71.7%
US Treasury Bonds/Notes	27.5%
Repurchase Agreement	3.7%
Total Investments	102.9%
Liabilities in Excess of Other Assets	(2.9)%
Net Assets	100.0%

TIFF Short-Term Fund	June 30, 2019
Financial Highlights

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
For a share outstanding throughout each period
Net asset value, beginning of period	$9.86		$9.86	$9.86	$9.86	$9.87	$9.89
Income (loss) from investment operations
Net investment income (loss)	0.12		0.17	0.06	0.01	(0.01)	(0.03)
Net realized and unrealized gain on investments	0.01		0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)	0.01
Total from investment operations	0.13		0.17	0.06	0.01	(0.01)	(0.02)
Less distributions from
Net investment income	(0.12)		(0.17)	(0.06)	(0.01)	—	—
Total distributions	(0.12)		(0.17)	(0.06)	(0.01)	—	—
Net asset value, end of period	$9.87		$9.86	$9.86	$9.86	$9.86	$9.87
Total return (b)	1.31%	(c)	1.74%	0.64%	0.13%	(0.10)%	(0.20)%
Ratios/supplemental data
Net assets, end of period (000s)	$65,162		$80,341	$84,612	$83,729	$97,168	$104,383
Ratio of expenses to average net assets	0.25%	(d)	0.23%	0.23%	0.24%	0.22%	0.35%
Ratio of net investment income (loss) to average net assets	2.35%	(d)	1.69%	0.63%	0.15%	(0.09)%	(0.28)%
Portfolio turnover (e)	–%		–%	–%	–%	–%	–%

(a)	Rounds to less than $0.01.
(b)	Total return assumes dividend reinvestment.
(c)	Not annualized.
(d)	Annualized.
(e)	Because the fund holds primarily securities with maturities at the time of acquisition of one year or less, and such securities are excluded by definition from the calculation of portfolio turnover, the fund’s portfolio turnover rate was 0% of the average value of its portfolio.

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund	June 30, 2019
Schedule of Investments (Unaudited)*

	Principal Amount	Value
Investments — 102.9% of net assets
Short-Term Investments — 102.9%
Repurchase Agreement — 3.7%
Fixed Income Clearing Corp. issued on 06/28/19 (proceeds at maturity $2,420,643) (collateralized by US Treasury Notes, due 03/31/21 with a total par value of $2,440,000 and a total market value of $2,472,101) 0.500%, 07/01/19

(Cost $2,420,542)	$2,420,542	$2,420,542
US Treasury Bills (a) — 71.7%
U.S. Treasury Bill, 2.547%, due on 07/05/19	10,000,000	9,997,244
U.S. Treasury Bill, 2.422%, due on 07/09/19	4,000,000	3,997,885
U.S. Treasury Bill, 2.294%, due on 08/06/19	1,000,000	997,745
U.S. Treasury Bill, 2.146%, due on 08/27/19 (b)	2,000,000	1,993,437

	Principal Amount	Value
U.S. Treasury Bill, 2.643%, due on 09/12/19	$13,000,000	$12,945,630
U.S. Treasury Bill, 2.552%, due on 02/27/20	17,000,000	16,778,364
Total US Treasury Bills (Cost $46,640,341)		46,710,305
US Treasury Bonds/Notes — 27.5%
U.S. Treasury Note, 1.000%, 10/15/19	6,000,000	5,980,781
U.S. Treasury Note, 1.000%, 11/15/19	6,000,000	5,974,688
U.S. Treasury Note, 1.000%, 11/30/19	6,000,000	5,972,109
Total US Treasury Bonds/Notes (Cost $17,891,208)		17,927,578
Total Short-Term Investments (Cost $66,952,091)		67,058,425
Total Investments — 102.9% (Cost $66,952,091)		$67,058,425
Liabilities in Excess of Other Assets — (2.9)%		(1,896,029)
Net Assets — 100.0%		$65,162,396

*	Approximately 3% of the fund’s total investments are maintained to cover “senior securities transactions” which may include, but are not limited to TBAs. These securities are marked-to-market daily and reviewed against the value of the fund’s “senior securities” holdings to maintain proper coverage for the transactions.
(a)	Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.
(b)	Security is valued in good faith under procedures established by the board of trustees. The aggregate amount of securities fair valued amounts to $1,993,437, which represents 3.1% of the fund’s net assets.

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund
Statement of Assets and Liabilities (Unaudited)

June 30, 2019
Assets
Investments in securities, at value (cost: $64,531,549)	$64,637,883
Repurchase agreements (cost: $2,420,542)	2,420,542
Total investments (cost: $66,952,091)	67,058,425
Receivables:
Investment securities sold	999,946
Interest	87,733
Prepaid expenses	7,365
Total Assets	68,153,469
Liabilities
Payables:
Investment securities purchased	1,993,437
Capital stock redeemed	894,500
Fund administration and custody fees	55,868
Accrued professional fees	32,340
Distributions	10,611
Investment advisory and administrative fees	2,336
Chief Compliance Officer’s costs and Trustee’s fees	285
Accrued expenses and other liabilities	1,696
Total Liabilities	2,991,073
Net Assets	$65,162,396
Shares Outstanding (unlimited authorized shares, par value $0.001)	6,601,027
Net Asset Value Per Share	$9.87
Net Assets Consist of:
Capital stock	$65,070,150
Total distributable earnings (loss)	92,246
Net Assets	$65,162,396

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund
Statement of Operations (Unaudited)

Six Months Ended June 30, 2019
Investment Income
Interest	$974,406
Total Investment Income	974,406
Expenses
Fund administration and custody fees	30,911
Professional fees	24,617
Shareholder Registration fees	13,875
Investment advisory fees	11,265
Chief Compliance Officer’s costs and Trustee’s fees	3,764
Administrative fees	3,755
Miscellaneous fees and other	4,790
Total Expenses	92,977
Net Investment Income	881,429
Net Realized Gain from Investments	31,121
Net Change in Unrealized Appreciation on Investments	96,005
Net Realized and Unrealized Gain on Investments	127,126
Net Increase in Net Assets Resulting from Operations	$1,008,555

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund
Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase (Decrease) in Net Assets From Operations
Net investment income	$881,429	$1,395,913
Net realized gain (loss) from investments	31,121	(40,538)
Net change in unrealized appreciation on investments	96,005	26,022
Net Increase in Net Assets Resulting from Operations	1,008,555	1,381,397
Distributions
Distributions to shareholders	(883,525)	(1,386,422)
Decrease in Net Assets Resulting from Distributions	(883,525)	(1,386,422)
Capital Share Transactions
Proceeds from shares sold	31,639,148	100,495,407
Proceeds from distributions reinvested	791,921	1,257,658
Cost of shares redeemed	(47,734,819)	(106,018,603)
Net Decrease From Capital Share Transactions	(15,303,750)	(4,265,538)
Total Decrease in Net Assets	(15,178,720)	(4,270,563)
Net Assets
Beginning of period	80,341,116	84,611,679
End of period	$65,162,396	$80,341,116
Capital Share Transactions (in shares)
Shares sold	3,204,984	10,191,037
Shares reinvested	80,305	127,660
Shares redeemed	(4,834,762)	(10,751,401)
Net Decrease	(1,549,473)	(432,704)

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund / Notes to Financial Statements (Unaudited)	June 30, 2019

1.   Organization

TIFF Investment Program (“TIP”) is a no-load, open-end management investment company that seeks to improve the net investment returns of its members through two investment vehicles, each with its own investment objective and policies. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of June 30, 2019, TIP consisted of two mutual funds, TIFF Multi-Asset Fund and TIFF Short-Term Fund (“STF” or the “fund”), each of which is diversified, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The schedule of investments and notes presented here relate only to STF.

Investment Objective

STF’s investment objective is to attain as high a rate of current income as is consistent with ensuring that the fund’s risk of principal loss does not exceed that of a portfolio invested in six-month US Treasury bills.

2.  Summary of Significant Accounting Policies

The fund operates as a diversified investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

The preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Fair value is defined as the price that the fund could reasonable expect to receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier fair value hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier fair value hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical assets and liabilities

Level 2 — other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

Short-term debt securities having a remaining maturity of less than 60 days are valued at amortized cost using straight-line amortization, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Short-term debt securities are typically categorized as Level 2 in the fair value hierarchy.

During the period ended June 30, 2019, all of the fund’s investments were valued using Level 2 inputs; therefore, there were no transfers to or from Level 3 investments.

Investment Transactions and Investment Income

Securities transactions are recorded on the trade date (the date on which the buy or sell order is executed) for financial reporting purposes. Interest income and expenses are recorded on an accrual basis. The fund accretes discounts or amortizes premiums using the yield-to-maturity method on a daily basis.

TIFF Short-Term Fund / Notes to Financial Statements (Unaudited)	June 30, 2019

Income Taxes

There is no provision for federal income or excise tax since the fund has elected to be taxed as a regulated investment company (“RIC”) and intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to RICs and to distribute substantially all of its taxable income.

The fund evaluates tax positions taken or expected to be taken in the course of preparing the fund tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authorities. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as tax benefits or expenses in the current year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2015 – December 31, 2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Expenses

Expenses directly attributable to STF are charged to that fund’s operations; expenses that are applicable to all TIP funds are allocated among them based on the relative average daily net assets of each TIP fund.

Dividends to Members

It is the policy of the fund to declare dividends, if any, from net investment income monthly and capital gains distributions at least annually.

Dividends from net short-term capital gains and net long-term capital gains of the fund, if any, are normally declared and paid in December, but the fund may make distributions on a more frequent basis in accordance with the distribution requirements of the Code. To the extent that a net realized capital gain could be reduced by a capital loss carryover, such gain will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

Net Asset Value

The net asset value per share is calculated on a daily basis by dividing the fund’s assets, less its liabilities, by the number of outstanding shares of the fund.

3.  Investment Advisory and Other Agreements, and Other Transactions with Affiliates

TIP’s board of trustees (the “board”) has approved an investment advisory agreement with TIFF Advisory Services, Inc. (“TAS”), an affiliate of TIP. The fund pays TAS a monthly fee calculated by applying the annual rates set forth below to the fund’s average daily net assets for the month:

Assets
On the first $1 billion	0.03%
On the next $1 billion	0.02%
On the remainder (> $2 billion)	0.01%

Fees for such services paid to TAS by the fund are reflected as investment advisory fees on the Statement of Operations. As of June 30, 2019, $1,752 remained payable and are included in investment advisory and administrative fees on the Statement of Assets and Liabilities.

TAS provides certain administrative services to TIP under a services agreement. For these services, the fund pays a monthly fee calculated by applying an annual rate of 0.01% to the fund’s average daily net assets for the month. Fees for such services paid to TAS by the fund are reflected as administrative fees on the Statement of Operations. As of June 30, 2019, $584 remained payable and is included in investment advisory and administrative fees on the Statement of Assets and Liabilities.

TIP has designated an employee of TAS as its Chief Compliance Officer. For these services provided to TIP, which include the monitoring of TIP’s compliance program pursuant to Rule 38a-1 under the 1940 Act, TIP reimburses TAS. STF pays a pro rata portion of such costs based on its share of TIP’s net assets. The costs for such services paid to TAS by the fund were $3,044 for the period ended June 30, 2019 and are included in Chief Compliance Officer’s costs and Trustee’s fees on the Statement of Operations. As of June 30, 2019, $25 was prepaid and is included as an offset in Chief Compliance Officer’s costs and Trustee’s fees on the Statement of Assets and Liabilities.

TIFF Short-Term Fund / Notes to Financial Statements (Unaudited)	June 30, 2019

TIP’s board, all of whom are considered “disinterested trustees” as defined in the 1940 Act, serve as volunteers and receive no fees or salary for their service as board members. The independent chair of the board received compensation of $720 from STF for the period ended June 30, 2019 for service as independent chair. Fees paid for such services are included in Chief Compliance Officer’s costs and Trustee’s fees on the Statement of Operations. As of June 30, 2019, $310 remained payable and are included in Chief Compliance Officer’s costs and Trustee’s fees on the Statement of Assets and Liabilities.

4.  Fund Administration and Custody Agreement

Pursuant to a series of agreements, State Street Bank and Trust Company (“State Street”) earns a fee for providing core fund administration, fund accounting, custody, and transfer agent services. Fees paid for non-core services rendered by State Street include, but are not limited to, transactions entered into by the fund during the period, and out-of-pocket expenses. Fees for such services paid to State Street by the fund are reflected as fund administration and custody fees on the Statement of Operations. As of June 30, 2019, $55,868 remained payable and reflected as fund administrative and custody fees on Statement of Assets and Liabilities.

5.  Federal Tax Information

For federal income tax purposes, the cost of investments owned at June 30, 2019 has been estimated since the final tax characteristic cannot be determined until fiscal year end. The cost of investments, the aggregate gross unrealized appreciation/ (depreciation) and the net unrealized appreciation/(depreciation) on investment securities, at June 30, 2019 are as follows:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation	Cost
$106,334	$—	$106,334	$66,952,091

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of June 30, 2019.

6.  Repurchase Agreements

The fund will engage in repurchase transactions under the terms of master repurchase agreements with parties approved by TAS.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and the procedures adopted by the fund require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty.

Counterparty	Assets Subject to a Netting Provision or Similar Arrangement	Liabilities Available for Offset	Collateral Received	Net Amount
Fixed Income Clearing Corp.	$2,420,542	$—	$(2,420,542)	$—
Total	$2,420,542	$—	$(2,420,542)	$—

7.  Concentration of Risks

The fund may engage in transactions with counterparties, including but not limited to repurchase agreements. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

TIFF Short-Term Fund / Notes to Financial Statements (Unaudited)	June 30, 2019

The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

From time to time, a fund may have members that hold significant portions of the fund’s outstanding shares. Investment activities of such members could have a material impact on the fund. As of June 30, 2019, TAS, the advisor to the fund, owned 47% of STF.

8.  Indemnifications

In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9.  Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.

TIFF Short-Term Fund	June 30, 2019
Additional Information (Unaudited)

Proxy Voting Policy and Voting Record

A description of the policies and procedures that TIP uses to determine how to vote proxies relating to portfolio securities is available at https://www.tiff.org/mutualfunds/prospectusdisclosures/proxy.aspx and without charge, upon request, by calling 800-984-0084. This information is also available on the website of the US Securities and Exchange Commission (“SEC”) at http://www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the most recent 12-month year ended June 30 is also available on the websites noted above and without charge, upon request, by calling 800-984-0084.

Quarterly Reporting

TIP files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. TIP’s Form N-PORT reports are available on the website of the SEC at http://www.sec.gov.

Trustees and Principal Officers (Unaudited)

The board of TIP comprises experienced institutional investors, including current or former senior officers of leading endowments and foundations. Among the responsibilities of the board are approving the selection of the investment advisor and money managers for TIP; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees; and electing TIP officers.

Each trustee serves the fund until his termination, or until the trustee’s retirement, resignation, or death, or otherwise as specified in TIP’s Agreement and Declaration of Trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is 170 N. Radnor Chester Road, Suite 300, Radnor, PA, 19087.

The Statement of Additional Information has additional information regarding the board. A copy is available upon request without charge by calling 800-984-0084. This information is also available on the website of the SEC at http://www.sec.gov.

Independent Trustees

William F. McCalpin
Born 1957 Trustee since February 2008 Board Chair since 2008 2 funds overseen	Principal Occupation(s) During the Past Five Years:
Managing Partner, Impact Investments, Athena Capital Advisors, LLC, an independent, registered advisor (2016 – present); Managing Director, Holos Consulting LLC, a consultant to foundations and non-profit organizations (2009 – present); Chair of the Board of Trustees of The Janus Henderson Funds (2008 – present); Trustee of The Janus Henderson Funds (2002 – present) (oversees 60 portfolios). Formerly, Chief Executive Officer, Imprint Capital Advisors, LLC, an investment advisor exclusively focused on impact investing (2013 – 2015).
Other Directorships: F.B. Heron Foundation; Mutual Fund Directors Forum.

Craig R. Carnaroli
Born 1963 Trustee since January 2012 2 funds overseen	Principal Occupation(s) During the Past Five Years:
Executive Vice President, University of Pennsylvania. Other Directorships: University City District; University City Science Center; Philadelphia Industrial Development Corp.; Visit Philadelphia; The Connelly Foundation, a private grantmaking foundation.

Mark L. Baumgartner
Born 1969 Trustee since September 2016 2 funds overseen	Principal Occupation(s) During the Past Five Years:
Chief Investment Officer, Institute for Advanced Study, a private, independent academic institution (2014 – present).
Other Directorships: Trustee, YMCA Retirement Fund.

Trustees and Principal Officers (Unaudited)

Principal Officers

Richard J. Flannery
Born 1957 President and CEO since September 2003	Principal Occupation(s) During the Past Five Years:
CEO, TIFF Advisory Services, Inc.; President and CEO, TIFF Investment Program. Directorships: TIFF Advisory Services, Inc., Investment Committee Member of the Financial Industry Regulatory Authority (FINRA), Compensation Committee member, Mercy Investment Services, Inc., Nelson Foundation, and Advisor to the Board, Catholic Investment Services, Inc.

Jay L. Willoughby
Born 1958 Chief Investment Officer since October 2015	Principal Occupation(s) During the Past Five Years:
Chief Investment Officer, TIFF Advisory Services, Inc. (2015 – present);
CIO, Alaska Permanent Fund Corp., a sovereign wealth fund of the State of Alaska (2011 – 2015). Directorships:
Sustainability Accounting Standards Board (SASB) Foundation.

Katherine M. Billings
Born 1980 CFO and Treasurer since July 2017	Principal Occupation(s) During the Past Five Years:
Vice President and Treasurer, TIFF Advisory Services, Inc.
(2017 – present); Director, among other positions, PricewaterhouseCoopers, LLP (2002 – 2017).

Zane T. Hamid
Born 1981 Vice President since December 2017	Principal Occupation(s) During the Past Five Years: Vice President and Head of Fund Operations (2017-present); Deputy Head of Fund Operations (2013 – 2017), TIFF Advisory Services, Inc.
Kelly A. Lundstrom
Born 1964 Vice President since September 2006	Principal Occupation(s) During the Past Five Years:
Vice President and Chief Strategy and People Officer (2018 – present);
Vice President and Head of Operations (2006 – 2017), TIFF Advisory Services, Inc.

Christian A. Szautner
Born 1972 CCO since July 2008; Vice President, Secretary, and Chief Legal Officer since July 2017	Principal Occupation(s) During the Past Five Years:
Vice President and Chief Compliance Officer, TIFF Advisory Services, Inc.;
General Counsel — Regulatory and Assistant Secretary (2017 – present),
TIFF Advisory Services, Inc.

Robert J. Zion
Born 1961 Vice President and COO since March 2017, Assistant Treasurer since July 2017	Principal Occupation(s) During the Past Five Years:
Vice President and Chief Operating Officer, TIFF Advisory Services, Inc. (March 2017 – present); Chief Operating Officer, among other positions, Hirtle Callaghan & Co. (1991 – 2017).

TIFF Investment Program

MONEY MANAGERS AND ACQUIRED FUND (“AF”) MANAGERS

TIFF Multi-Asset Fund
AHL Partners LLP (AF)*
AJO, LP
Amundi Pioneer Institutional Asset Management, Inc.
AQR Capital Management, LLC
Canyon Capital Advisors LLC (AF)
Deep Basin Capital LP
Eversept Partners, LP (AF)
Farallon Capital Management, LLC (AF)
Fundsmith, LLP
Green Court Capital Management Limited
GSA Capital Ltd. (AF)
Honeycomb Asset Management LP (AF)
Hosking Partners LLP
Kopernik Global Investors, LLC
Lansdowne Partners (UK) LLP
Lansdowne Partners Limited (AF)
Mission Value Partners, LLC
Neo Ivy Capital Management, LLC (AF)
Och-Ziff Capital Management Group (AF)
QVT Financial LP (AF)
RK Capital Management, LLC (“Tessera”) (AF)
Strategy Capital, LLC
TB Alternative Assets Ltd. (“Trustbridge”)
TIFF Advisory Services, Inc.

TIFF Short-Term Fund
TIFF Advisory Services, Inc.

ADVISOR TIFF Advisory Services, Inc.

170 N. Radnor Chester Road
Suite 300
Radnor, PA 19087
phone   610-684-8200
fax      610-684-8210

CUSTODIAN
ACCOUNTING AGENT
TRANSFER AGENT
DIVIDEND DISBURSING AGENT
FUND ADMINISTRATOR
State Street Bank and Trust Company
One Iron Street
Boston, MA 02210

FUND DISTRIBUTOR
Foreside Fund Services, LLC
3 Canal Plaza
Suite 100
Portland, ME 04101

FUND COUNSEL
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
2001 Market Street
Suite 1800
Philadelphia, PA 19103

*	Manager is no longer managing assets for the fund at June 30, 2019.

Investors should consider the investment objectives, risks and charges and expenses of a fund carefully before investing. The prospectus contains this and other information about the funds. A prospectus may be obtained by contacting TIFF at 800-984-0084 or by visiting https://www.tiff.org/mutualfunds/prospectusdisclosures/proxy.aspx. Please read the prospectus carefully before investing. The SEC does not approve or disapprove of the securities mentioned in this report. Mutual fund investing involves risk. Principal loss is possible.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Included in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

During the reporting period, there were no material changes to the procedures by which members may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics is not applicable to this filing.

(a)(2) Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable to this filing.

(a)(4) Not applicable to this filing.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a – 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TIFF Investment Program

By (Signature and Title)	/s/ Richard J. Flannery
Richard J. Flannery, President and Chief Executive Officer

Date	August 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard J. Flannery
Richard J. Flannery, President and Chief Executive Officer

Date	August 26, 2019

By (Signature and Title)	/s/ Katherine M. Billings
Katherine M. Billings, Treasurer and Chief Financial Officer

Date	August 26, 2019